Document and Entity Information	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	ASML HOLDING NV
Entity Central Index Key	0000937966
Document Type	20-F
Document Period End Date	Dec 31, 2010
Amendment Flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock Shares Outstanding		436,592,972

Consolidated Statements of Operations (EUR €) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Consolidated Statements of Operations [Abstract]
Net system sales	€ 3,894,742		€ 1,174,858		€ 2,516,762
Net service and field option sales	613,196		421,205		436,916
Total net sales	4,507,938		1,596,063		2,953,678
Cost of system sales	2,222,965		852,417		1,631,069
Cost of service and field option sales	329,803		285,254		307,095
Total cost of sales	2,552,768		1,137,671		1,938,164
Gross profit on sales	1,955,170		458,392		1,015,514
Research and development costs	523,426		466,761		516,128
Selling, general and administrative costs	181,045		154,756	[1]	210,172	[1]
Income (loss) from operations	1,250,699		(163,125)		289,214
Interest income	15,125		42,766		72,497
Interest expense	(23,301)		(51,191)	[1]	(52,067)	[1]
Income (loss) from operations before income taxes	1,242,523		(171,550)		309,644
(Provision for) benefit from income taxes	(220,703)		20,625		12,726
Net income (loss)	€ 1,021,820		€ (150,925)		€ 322,370
Basic net income (loss) per ordinary share	€ 2.35		€ (0.35)		€ 0.75
Diluted net income (loss) per ordinary share	€ 2.33	[2]	€ (0.35)	[2]	€ 0.74	[2]
Number of ordinary shares used in computing per share amounts (in thousands)
Basic	435,146		432,615		431,620
Diluted	438,974	[2]	432,615	[2]	434,205	[2]

[1]	As of January 1, 2010 ASML adopted Accounting Standards Codification ("ASC") 810 "Amendments to FIN 46(R)" which resulted in the consolidation of the Variable Interest Entity ("VIE") that owns ASML's headquarters in Veldhoven, the Netherlands. The comparative figures for 2008 and 2009 have been adjusted to reflect this change in accounting policy. See Note 1 and Note 11.
[2]	The calculation of diluted net income (loss) per ordinary share assumes the exercise of options issued under ASML stock option plans and the issue of shares under ASML share plans for periods in which exercises or issues would have a dilutive effect. The calculation of diluted net income (loss) per ordinary share does not assume exercise of such options or issue of shares when such exercises or issue would be anti-dilutive

Consolidated Statements of Comprehensive Income (EUR €) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2008
Consolidated Statements of Comprehensive Income [Abstract]
Net income (loss)	€ 1,021,820	€ (150,925)		€ 322,370
Gain (loss) on foreign currency translation, net of taxes	22,286	(8,592)	[1]	(12,734)
Gain (loss) on derivative instruments, net of taxes	(1,221)	6,494		(43,579)
Comprehensive income (loss)	€ 1,042,885	€ (153,023)		€ 266,057

[1]	As of January 1, 2010 ASML adopted ASC 810 "Amendments to FIN 46(R)" which resulted in the consolidation of the Variable Interest Entity ("VIE") which owns ASML's headquarters located in Veldhoven. The comparative figures for 2009 have been adjusted to reflect this change in accounting policy.

Consolidated Balance Sheets (EUR €) In Thousands	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Assets
Cash and cash equivalents	€ 1,949,834	[1]	€ 1,037,074	[1]
Accounts receivable, net	1,123,534		377,439
Finance receivables, net	12,648		21,553
Current tax assets	12,678		11,286
Inventories, net	1,497,180		963,382
Deferred tax assets	134,429		119,404
Other assets	214,162		218,746
Total current assets	4,944,465		2,748,884
Finance receivables, net	28,905		0
Deferred tax assets	71,008		133,263
Other assets	235,712		77,054
Goodwill	141,286		131,462
Other intangible assets, net	13,651		18,128
Property, plant and equipment, net	745,331	[2]	655,360	[2]
Total non-current assets	1,235,893		1,015,267
Total assets	6,180,358		3,764,151
Liabilities and shareholders' equity
Accounts payable	555,397		206,226
Accrued and other liabilities	1,518,749		817,361
Current tax liabilities	61,197		15,032
Provisions	2,250		2,504
Deferred and other tax liabilities	18,223		3,047
Total current liabilities	2,155,816		1,044,170
Long term debt	710,060	[3]	699,756	[3],[4],[5]
Deferred and other tax liabilities	155,693		188,404
Provisions	11,811		12,694
Accrued and other liabilities	373,070	[6]	44,359
Total non-current liabilities	1,250,634		945,213
Total liabilities	3,406,450		1,989,383
Commitments and contingencies
Cumulative Preference Shares; EUR 0.02 nominal value; 3,150,005,000 shares authorized; none issued and outstanding at December 31, 2009 and 2010	0		0
Ordinary Shares: EUR 0.09 nominal value; 700,000,000 shares authorized; 433,638,976 outstanding at December 31, 2009; 436,592,972 outstanding at December 31, 2010; EUR 0.01 nominal value; 10,000 shares authorized; none issued and outstanding at December 31, 2009 and 2010	39,293		39,028
Share premium	471,253		476,261
Treasury shares at cost	(151,672)		(218,203)
Retained earnings	2,366,443		1,450,156
Accumulated other comprehensive income	48,591		27,526
Total shareholders' equity	2,773,908		1,774,768
Total liabilities and shareholders' equity	€ 6,180,358		€ 3,764,151

[1]	Based on a reassessment of the Level classifications, in 2010, the Company concluded that Money Market Funds should be classified Level 1 instead of Level 2, as they are valued based on quoted prices for identical assets in active markets accessible to the Company. The comparative figures were adjusted accordingly to reflect this change in classification.
[2]	As of January 1, 2010 ASML adopted ASC 810 "Amendments to FIN 46(R)" which resulted in the consolidation of the Variable Interest Entity ("VIE") which owns ASML's headquarters located in Veldhoven. The comparative figures for 2009 have been adjusted to reflect this change in accounting policy.
[3]	The long-term debt mainly relates to the company's EUR 600 million Eurobond and excludes accrued interest. For further details see Note 14, Long-term debt.
[4]	As of January 1, 2010 ASML adopted Accounting Standards Codification ("ASC") 810 "Amendments to FIN 46(R)" which resulted in the consolidation of the Variable Interest Entity ("VIE") that owns ASML's headquarters in Veldhoven, the Netherlands. The comparative figures for 2008 and 2009 have been adjusted to reflect this change in accounting policy. See Note 1 and Note 11.
[5]	As of January 1, 2010 ASML adopted ASC 810 "Amendments to FIN 46(R)" which resulted in the consolidation of the VIE that owns ASML's headquarters in Veldhoven, the Netherlands. The comparative figures for 2009 have been adjusted to reflect this change in accounting policy. See Note 1 and Note 11.
[6]	The main part of the non current portion of accrued and other liabilities relates to down payments received from customers regarding 2012 shipments of high-volume EUV systems.

Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)	Dec. 31, 2010 Common Class A [Member] EUR ( €)	Dec. 31, 2009 Common Class A [Member] EUR ( €)	Dec. 31, 2010 Common Class B [Member] EUR ( €)	Dec. 31, 2009 Common Class B [Member] EUR ( €)
Shareholders' Equity
Cumulative Preference Shares, nominal value	€ 0.02	€ 0.02
Cumulative Preference Shares, authorized (actual number of shares)	3,150,005,000	3,150,005,000
Cumulative Preference Shares, issued (actual number of shares)	0	0
Cumulative Preference Shares, outstanding (actual number of shares)	0	0
Ordinary Shares, nominal value	€ 0.09	€ 0.09	€ 0.01	€ 0.01	0.09	0.09
Ordinary Shares, authorized (actual number of shares)			10,000	10,000	700,000,000	700,000,000
Ordinary Shares, issued (actual number of shares)			0	0	0	0
Ordinary Shares, outstanding (actual number of shares)	436,592,972	433,638,976	0	0	436,592,972	433,638,976

Consolidated Statements of Shareholders' Equity In Thousands, except Share data	Issued and outstanding shares EUR ( €)		Share premium EUR ( €)	Treasury shares at cost EUR ( €)	Retained earnings EUR ( €)	Accumulated other comprehensive income EUR ( €)	Total EUR ( €)		Total
Beginning Balance at Dec. 31, 2007	€ 39,206		€ 463,846	€ (198,893)	€ 1,500,908	€ 85,937	€ 1,891,004
Beginning Balance, shares at Dec. 31, 2007	435,626,000	[1]
Components of comprehensive income:
Net income (loss)	0		0	0	322,370	0	322,370
Foreign Currency Translation, net of taxes	0		0	0	0	(12,734)	(12,734)
Gain (loss) on derivative instruments, net of taxes	0		0	0	0	(43,579)	(43,579)
Share-based payments	0		13,535	0		0	13,535
Purchase of shares in conjunction with share-based payment plans	(450)		0	(87,155)	0	0	(87,605)
Purchase of shares in conjunction with share-based payment plans, shares	(5,000,000)	[1]
Issuance of shares and stock options	131		(4,760)	32,612	(16,508)	0	11,475
Issuance of shares and stock options, shares	1,448,000	[1]
Dividend paid	0		0	0	(107,841)	0	(107,841)
Tax benefit from stock options	0		2,144	0	0	0	2,144
Ending Balance at Dec. 31, 2008	38,887		474,765	(253,436)	1,698,929	29,624	1,988,769
Ending Balance, shares at Dec. 31, 2008	432,074,000	[1]
Components of comprehensive income:
Net income (loss)	0		0	0	(150,925)	0	(150,925)
Foreign Currency Translation, net of taxes	0		0	0	0	(8,592)	(8,592)	[2]
Gain (loss) on derivative instruments, net of taxes	0		0	0	0	6,494	6,494
Share-based payments	0		13,394	0	0	0	13,394
Issuance of shares and stock options	141		(13,852)	35,233	(11,362)	0	10,160
Issuance of shares and stock options, shares	1,565,000	[1]
Dividend paid	0		0	0	(86,486)	0	(86,486)
Tax benefit from stock options	0		1,954	0	0	0	1,954
Ending Balance at Dec. 31, 2009	39,028		476,261	(218,203)	1,450,156	27,526	1,774,768
Ending Balance, shares at Dec. 31, 2009	433,639,000	[1]							433,638,976
Components of comprehensive income:
Net income (loss)	0		0	0	1,021,820	0	1,021,820
Foreign Currency Translation, net of taxes	0		0	0	0	22,286	22,286
Gain (loss) on derivative instruments, net of taxes	0		0	0	0	(1,221)	(1,221)
Share-based payments	0		12,109	0	0	0	12,109
Issuance of shares and stock options	265		(17,223)	66,531	(18,573)	0	31,000
Issuance of shares and stock options, shares	2,954,000	[1]
Dividend paid	0		0	0	(86,960)	0	(86,960)
Tax benefit from stock options	0		106	0	0	0	106
Ending Balance at Dec. 31, 2010	€ 39,293		€ 471,253	€ (151,672)	€ 2,366,443	€ 48,591	€ 2,773,908
Ending Balance, shares at Dec. 31, 2010	436,593,000	[1]							436,592,972

[1]	As of December 31, 2010, the number of issued shares was 444,480,095. This includes the number of issued and outstanding shares of 436,592,972 and the number of treasury shares of 7,887,123. As of December 31, 2009, the number of issued shares was 444,480,095. This includes the number of issued and outstanding shares of 433,638,976 and the number of treasury shares of 10,841,119.
[2]	As of January 1, 2010 ASML adopted ASC 810 "Amendments to FIN 46(R)" which resulted in the consolidation of the Variable Interest Entity ("VIE") which owns ASML's headquarters located in Veldhoven. The comparative figures for 2009 have been adjusted to reflect this change in accounting policy.

Consolidated Statements of Shareholders' Equity (Parenthetical)	Dec. 31, 2010	Dec. 31, 2009
Shareholders' Equity
Number of issued shares	444,480,095	444,480,095
Number of issued and outstanding shares	436,592,972	433,638,976
Number of treasury shares	7,887,123	10,841,119

Consolidated Statements of Cash Flows (EUR €) In Thousands	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Cash Flows from Operating Activities
Net income (loss)	€ 1,021,820		€ (150,925)		€ 322,370
Adjustments to reconcile net income (loss) to net cash flows from operating activities:
Depreciation and amortization	151,444		141,631	[1]	121,423	[1]
Impairment	8,563		15,896		25,109
Loss on disposals of property, plant and equipment	2,913	[2]	4,053	[2]	4,257	[2]
Share-based payments	12,109		13,394		13,535
Allowance for doubtful debts	(1,256)	[3]	1,889	[3]	188
Allowance for obsolete inventory	55,691		86,636		139,628
Deferred income taxes	28,053		(49,423)		(34,155)
Changes in assets and liabilities:
Accounts receivable	(748,898)		81,838		169,402
Finance receivables	(20,000)		15,702		(37,255)
Inventories	(706,233)	[2]	(158,024)	[2]	(87,804)	[2]
Other assets	(114,003)		4,893		(76,342)
Accounts payable	350,231		10,430		(94,375)
Current income taxes	36,695		71,267		(158,277)
Other liabilities	862,919		9,937		(24,725)
Net cash provided by operating activities	940,048		99,194		282,979
Cash Flows from Investing Activities
Purchases of property, plant and equipment	(128,728)	[2]	(104,959)	[2]	(259,770)	[2]
Proceeds from sale of property, plant and equipment	3,825		6,877		0
Purchases of intangible assets	0		0		(35)
Net cash used in investing activities	(124,903)		(98,082)		(259,805)
Cash Flows from Financing Activities
Purchase of shares in conjunction with share-based payment plans	0		0		(87,605)
Net proceeds from issuance of shares and stock options	31,000		11,073		11,475
Dividend paid	(86,960)		(86,486)		(107,841)
Deposits from customers	150,000		0		0
Net proceeds from other long-term debt	0		32		0
Repayment of debt	(1,444)		(1,447)	[1]	(4,644)	[1]
Tax benefits from stock options	106		1,954		2,144
Net cash provided by (used in) financing activities	92,702		(74,874)		(186,471)
Net cash flows	907,847		(73,762)		(163,297)
Effect of changes in exchange rates on cash	4,913		1,652		845
Net increase (decrease) in cash and cash equivalents	912,760		(72,110)		(162,452)
Cash and cash equivalents at beginning of the year	1,037,074	[4]	1,109,184		1,271,636
Cash and cash equivalents at end of the year	1,949,834	[4]	1,037,074	[4]	1,109,184
Supplemental Disclosures of Cash Flow Information:
Interest paid	35,559		42,123	[1]	42,416	[1]
Taxes paid (received)	€ 148,915		€ (36,705)		€ 167,360

[1]	As of January 1, 2010 ASML adopted ASC 810 "Amendments to FIN 46(R)" which resulted in the consolidation of the VIE that owns ASML's headquarters in Veldhoven, the Netherlands. The comparative figures for 2009 have been adjusted to reflect this change in accounting policy. See Note 1 and Note 11.
[2]	An amount of EUR 214.1 million (2009: EUR 159.0 million, 2008: EUR 62.3 million) of the additions in property, plant and equipment relates to non-cash transfers from inventory and an amount of EUR 110.4 million (2009: EUR 27.8 million, 2008: EUR 27.8 million) of the disposals of property, plant and equipment relates to non-cash transfers to inventory.
[3]	(Addition) / release for the year is recorded in cost of sales.
[4]	Based on a reassessment of the Level classifications, in 2010, the Company concluded that Money Market Funds should be classified Level 1 instead of Level 2, as they are valued based on quoted prices for identical assets in active markets accessible to the Company. The comparative figures were adjusted accordingly to reflect this change in classification.

Consolidated Statements of Cash Flows (Parenthetical) (EUR €) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Cash Flows [Abstract]
Additions related to non cash transfer from inventory	€ 214.1	€ 159	€ 62.3
Disposals related to non cash transfer to inventory	€ 110.4	€ 27.8	€ 27.8

General information / Summary of significant accounting policies	12 Months Ended
Dec. 31, 2010
General information / Summary of significant accounting policies [Abstract]
General information / Summary of significant accounting policies

1. General information/Summary of significant accounting policies
ASML Holding N.V., with its corporate headquarters in Veldhoven, the Netherlands, is engaged in the development, production, marketing, sale and servicing of advanced semiconductor equipment systems exclusively consisting of lithography systems. ASML’s principal operations are in the Netherlands, the United States of America and Asia.

The Company’s shares are listed for trading in the form of registered shares on NASDAQ Global Select Market (“New York shares”) and on Euronext Amsterdam (“Amsterdam Shares”). The principal trading market of the Company’s ordinary shares is Euronext Amsterdam.

Basis of preparation
The accompanying consolidated financial statements are stated in thousands of euros (“EUR”) unless indicated otherwise.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of estimates
The preparation of ASML’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities on the balance sheet dates, and the reported amounts of revenue and expenses during the reported periods. Actual results could differ from those estimates.

Principles of consolidation
The consolidated financial statements include the accounts of ASML Holding N.V. and all of its subsidiaries and the variable interest entities in which the Company is the primary beneficiary (together referred to as “ASML” or the “Company). All intercompany profits, balances and transactions have been eliminated in the consolidation.

Subsidiaries
Subsidiaries are all entities over which ASML has the power to govern financial and operating policies generally accompanying a shareholding of more than one-half of the voting rights. As from the date that these criteria are met, the financial data of the relevant company are included in the consolidation.

Acquisitions of subsidiaries are included on the basis of the ‘purchase accounting’ method. The cost of acquisition is measured as the cash payment made, the fair value of other assets distributed and the fair value of liabilities incurred or assumed at the date of exchange, plus the costs that can be allocated directly to the acquisition. The excess of the costs of an acquired subsidiary over the net of the amounts assigned to assets acquired and liabilities incurred or assumed is capitalized as goodwill.

Variable Interest Entities
The Company assesses whether it has a controlling financial interest in any Variable Interest Entity (“VIE”) identified and, thus, if it is the VIE’s primary beneficiary. ASML shall be deemed to have a controlling financial interest in a VIE if it has both of the following characteristics: a. The power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and b. The obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. If ASML has a controlling financial interest in a VIE, it is required to consolidate the VIE.

Foreign currency translation
The financial information for subsidiaries outside the euro-zone is generally measured using local currencies as the functional currency. The financial statements of those foreign subsidiaries are translated into euros in the preparation of ASML’s consolidated financial statements. Assets and liabilities are translated into euros at the exchange rate in effect on the respective balance sheet dates. Income and expenses are translated into euros based on the average exchange rate for the corresponding period. The resulting translation adjustments are recorded directly in shareholders’ equity. Currency differences on intercompany loans that have the nature of a long-term investment are also accounted for directly in shareholders’ equity.

Derivative instruments
The Company principally uses derivative hedging instruments for the management of foreign currency risks and interest rate risks. The Company measures all derivative hedging instruments based on fair values derived from market prices of the instruments. The Company adopts hedge accounting for hedges that are highly effective in offsetting the identified hedged risks taking into account required effectiveness criteria.

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured at their fair value. The method of recognizing the resulting gain or loss depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged. The Company designates certain derivatives as either:

•	A hedge of the exposure to changes in the fair value of a recognized asset or liability, or of an unrecognized firm commitment, that are attributable to a particular risk (fair value hedge);
•	A hedge of the exposure to variability in the cash flows of a recognized asset or liability, or of a forecasted transaction, that is attributable to a particular risk (cash flow hedge); or
•	A hedge of the foreign currency exposure of a net investment in a foreign operation (net investment hedge). In 2009, the Company decided to no longer hedge these U.S. dollar net investments exposures.

The Company documents at the inception of the transaction the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedging transactions. The Company also documents its assessment, both at hedge inception and on an ongoing basis, of whether derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.

Fair value hedge
Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in the consolidated statements of operations. The Company designates foreign currency hedging instruments as a hedge of the fair value of a recognized asset or liability in non-functional currencies. The gain or loss relating to the ineffective portion of foreign currency hedging instruments is recognized in the consolidated statements of operations as “net sales” or “cost of sales”.

Interest rate swaps that are being used to hedge the fair value of fixed loan coupons payable are designated as fair value hedges. The change in fair value is intended to offset the change in the fair value of the underlying fixed loan coupons, which is recorded accordingly.

The gain or loss relating to the ineffective portion of interest rate swaps hedging fixed loan coupons payable is recognized in the consolidated statements of operations as “interest income” or “interest expense”.

Cash flow hedge
Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income, net of taxes, until the underlying hedged transaction is recognized in the consolidated statements of operations. In the event that the underlying hedge transaction will not occur within the specified time period, the gain or loss on the related cash flow hedge is released from other comprehensive income and included in the consolidated statements of operations, unless, extenuating circumstances exist that are related to the nature of the forecasted transaction and are outside the control or influence of the Company and which cause the forecasted transaction to be probable of occurring on a date that is beyond the specified time period.

Foreign currency hedging instruments that are being used to hedge cash flows related to forecasted sales or purchase transactions in non-functional currencies are designated as cash flow hedges. The gain or loss relating to the ineffective portion of the foreign currency hedging instruments is recognized in the consolidated statements of operations in “sales” or “cost of sales”.

Interest rate swaps that are being used to hedge changes in the variability of future interest receipts are designated as cash flow hedges. The changes in fair value of the derivatives are intended to offset changes in future interest cash flows on the assets. The gain or loss relating to the ineffective portion of interest rate swaps hedging the variability of future interest receipts is recognized in the consolidated statements of operations as “interest income” or “interest expense”.

Net investment hedge
Foreign currency hedging instruments that are being used to hedge changes in the value of a net investment are designated as net investment hedges. Changes in the fair value of a derivative that is designated and qualifies as a net investment hedge are recorded in other comprehensive income, net of taxes. The gain or loss relating to the ineffective portion is recognized in the consolidated statements of operations as “interest income” or “interest expense”. Gains and losses accumulated in other comprehensive income are recognized in the consolidated statements of operations when the foreign operation is (partially) disposed or sold. Prior to 2009, the Company managed its material currency translation exposures resulting predominantly from ASML’s U.S. dollar net investments by hedging these partly with forward contracts. In 2009, the Company decided to no longer hedge these U.S. dollar net investments exposures.

Cash and cash equivalents
Cash and cash equivalents consist primarily of highly liquid investments, such as bank deposits, money market funds and interest-bearing bank accounts with insignificant interest rate risk and remaining maturities of three months or less at the date of acquisition.

Inventories
Inventories are stated at the lower of cost (first-in, first-out method) or market value. Cost includes net prices paid for materials purchased, charges for freight and customs duties, production labor cost and factory overhead. Allowances are made for slow-moving, obsolete or unsellable inventory.

Allowances for inventory are determined based on the expected demand which is derived from the sales forecasts as well as the expected market value of the inventory.

Goodwill
Goodwill represents the excess of the costs of an acquisition over the fair value of Company’s share of the identifiable net assets of the acquired subsidiary at the date of acquisition. Goodwill on acquisition of subsidiaries is allocated to reporting units for the purpose of impairment testing. The allocation is made to those reporting units that are expected to benefit from the business combination in which the goodwill arose. Goodwill is tested for impairment annually on September 30 and whenever events or changes in circumstances indicate that the carrying amount of the goodwill may not be recoverable. Goodwill is stated at cost less accumulated impairment losses.

Other intangible assets
Other intangible assets include acquired intellectual property rights, developed technology, customer relationships and other intangible assets. Other intangible assets are stated at cost, less accumulated amortization and any accumulated impairment losses. Amortization is calculated using the straight-line method based on the estimated useful lives of the assets. The following table presents the estimated useful lives of ASML’s other intangible assets:

Category	Estimated useful life
Intellectual property	3 – 10 years
Developed technology	6 years
Customer relationships	8 years
Other	2 – 6 years

Property, plant and equipment
Property, plant and equipment are stated at cost, less accumulated depreciation and any accumulated impairment losses. Costs of assets manufactured by ASML include direct manufacturing costs, production overhead and interest costs incurred for qualifying assets during the construction period. Depreciation is calculated using the straight-line method based on the estimated useful lives of the related assets. In the case of leasehold improvements, the estimated useful lives of the related assets do not exceed the remaining term of the corresponding lease.

The following table presents the estimated useful lives of ASML’s property, plant and equipment:

Category	Estimated useful life
Buildings and constructions	5 – 40 years
Machinery and equipment	2 – 5 years
Leasehold improvements	5 – 10 years
Furniture, fixtures and other equipment	3 – 5 years

Land is not depreciated.

Certain internal and external costs associated with the purchase and/or development of internally used software are capitalized when both the preliminary project stage is completed and management has authorized further funding for the project, which it has deemed probable to be completed and to be usable for the intended function. These costs are depreciated on a straight-line basis over the period of related benefit, which ranges primarily from three to five years.

Evaluation of long-lived assets for impairment
Long-lived assets include goodwill, other intangible assets and property, plant and equipment.

Goodwill is tested for impairment annually on September 30 and whenever events or changes in circumstances indicate that the carrying amount of the goodwill may not be recoverable. The test is based on a two-step approach. First, the recoverability is tested by comparing the carrying amount of the goodwill with the fair value being the sum of the discounted future cash flows. If the carrying amount of the goodwill at reporting unit level is higher than the fair value of the goodwill, the second step should be performed. The goodwill impairment is measured as the excess of the carrying amount of the goodwill over its implied fair value. The implied fair value of goodwill is determined by calculating the fair value of the various assets and liabilities included in the reporting unit in the same manner as goodwill is determined in a business combination.

Other intangible assets and property, plant and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of those assets may not be recoverable. Other intangible assets and property, plant and equipment are tested for impairment based on a two-step approach. First, the recoverability is tested by comparing the carrying amount of the other intangible assets and property, plant and equipment with the fair value being the sum of the undiscounted future cash flows. Second, if the carrying amount of the other intangible assets and property, plant and equipment is higher than the fair value the assets are considered to be impaired. An impairment expense is recognized as the difference between the carrying amount and the fair value of the other intangible assets and property, plant and equipment.

Provisions
Provisions include employee contract termination benefits and lease contract termination costs.

Provisions for employee contract termination benefits are recognized when ASML is demonstrably committed to either terminating the employment of current employees according to a detailed formal plan where there is no possibility of withdrawal, or when ASML provides termination benefits as a result of an offer made to encourage voluntary redundancy. The timing of recognition and measurement of the provision for employee termination benefits depends on whether employees are required to render service until their employment is terminated in order to receive the termination benefits. If employees are not required to render services beyond the minimum retention period, the provision will be recognized at the communication date. If employees are required to render services beyond the minimum retention period the provision will be recognized ratably over the future service period. The provisions are measured at fair value.

Provisions for lease contract termination costs are recognized when costs will continue to be incurred under a contract for its remaining term without economic benefit to the Company and the Company ceases using the rights conveyed by the contract. The provisions are measured at fair value which for an operating lease contract is determined based on the remaining lease payments reduced by the estimated sublease payments that could be reasonably obtained.

Revenue recognition
The Company recognizes revenue when all four revenue recognition criteria are met: persuasive evidence of an arrangement exists; delivery has occurred or services have been rendered; seller’s price to buyer is fixed or determinable; and collectability is reasonably assured. At ASML, this policy generally results in revenue recognition from the sale of a system upon shipment. The revenue from the installation of a system is generally recognized upon completion of that installation at the customer site. Each system undergoes, prior to shipment, a “Factory Acceptance Test” in the Company’s clean room facilities, effectively replicating the operating conditions that will be present on the customer’s site, in order to verify whether the system will meet its standard specifications and any additional technical and performance criteria agreed with the customer. A system is shipped, and revenue is recognized, only after all specifications are met and customer sign-off is received or waived. In case not all specifications are met and the remaining performance obligation is not essential to the functionality of the system but is substantive rather than inconsequential or perfunctory, a portion of the sales price is deferred. Each system’s performance is re-tested upon installation at the customer’s site, the Company has never failed to successfully complete installation of a system at a customer’s premises.

In 2010, we shipped our first second-generation EUV system to a customer’s manufacturing site, and as a result, we deferred revenue from new technology systems for an amount of EUR 38.5 million as of December 31, 2010 (2009 and 2008: no revenue from new technology was deferred). During 2010, 2009 and 2008, the Company did not recognize any revenue from new technology that had previously been deferred.

In connection with the introduction of new technology, such as our second-generation EUV systems, we initially defer revenue recognition until completion of installation and acceptance of the new technology based system at customer premises. Any such deferral of revenues, however, could have a material effect on ASML’s results of operations for the period in which the deferral occurred and on the succeeding periods. As our systems are based largely on two product platforms that permit incremental, modular upgrades, the introduction of genuinely “new” technology occurs infrequently, and in the past 12 years, has occurred on only two occasions: 2010 (EUV) and 1999 (TWINSCAN).

With respect to the third-generation EUV systems which are expected to be available for shipment to customers from 2012 onwards, the Company is currently assessing the conditions upon which revenue would be recognized and whether or not amounts should be deferred. Any such deferral of revenues could have a material effect on ASML’s results of operations for the period in which the deferral occurred and on the succeeding periods.

ASML has no significant repurchase commitments in its general sales terms and conditions. From time to time the Company repurchases systems that it has manufactured and sold and, following refurbishment, resells those systems to other customers. This repurchase decision is driven by market demand expressed by other customers and not by explicit or implicit contractual arrangements relating to the initial sale. The Company considers reasonable offers from any vendor, including customers, to repurchase used systems so that it can refurbish, resell and install these systems as part of its normal business operations. Once repurchased, the repurchase price of the used system is recorded in work-in-process inventory during the period it is being refurbished, following which the refurbished system is reflected in finished products inventory until it is sold to the customer. As of December 31, 2010 and 2009, ASML had no repurchase commitments.

The main portion of ASML’s revenue is derived from contractual arrangements with the Company’s customers that have multiple deliverables, such as installation and training services and prepaid extended and enhanced (optic) warranty contracts. The revenue relating to the undelivered elements of the arrangements is deferred at fair value until delivery of these elements. The fair value is determined by vendor specific objective evidence (“VSOE”), except for the fair value of the prepaid extended and enhanced (optic) warranty contracts, which is based on the list price. VSOE is determined based upon the prices that ASML charges for installation and comparable services (such as relocating a system to another customer site) on a stand-alone basis, which are subject to normal price negotiations. Revenue from installation and training services is recognized when the services are completed. Revenue from prepaid extended and enhanced (optic) warranty contracts is recognized over the term of the contract.

The deferred revenue balance from installation and training services as of December 31, 2010 amounted to EUR 10.1 million (2009: EUR 3.0 million) and EUR 12.7 million (2009: EUR 10.4 million), respectively.

The deferred revenue balance from prepaid extended and enhanced (optic) warranty contracts as of December 31, 2010 amounted to EUR 243.4 million (2009: EUR 125.9 million).

ASML offers customers discounts in the normal course of sales negotiations. These discounts are directly deducted from the gross sales price at the moment of revenue recognition. From time to time, ASML offers volume discounts to its customers. In some instances these volume discounts can be used to purchase field options (system enhancements). The related amount is recorded as a reduction in revenue at time of shipment. From time to time, ASML offers free or discounted products or services (award credits) to its customers as part of a volume purchase agreement. The sales transaction that gives rise to these award credits is accounted for as a multiple element revenue transaction as the agreements involve the delivery of multiple products. The consideration received from the sales transaction is allocated between the award credits and the other elements of the sales transaction. The consideration allocated to the award credits is recognized as deferred revenue until award credits are delivered to the customer. The amount allocable to a delivered item is limited to the amount that is not contingent upon the delivery of additional items or meeting other specified performance conditions (the non-contingent amount).

Revenues are recognized excluding the taxes levied on revenues (net basis).

Warranty
The Company provides standard warranty coverage on its systems for 12 months and on certain optic parts for 60 months, providing labor and parts necessary to repair systems and optic parts during the warranty period. The estimated costs for a standard warranty are accounted for by accruing these costs for each system upon recognition of the system sale. Based upon historical service records, the Company calculates the charge of average service hours and parts per system to determine the estimated warranty costs. On a semi-annual basis, the Company assesses, and updates if necessary, its accounting estimates used to calculate the standard warranty reserve based on the latest actual historical warranty costs and expected future warranty costs.

The extended and enhanced (optic) warranty on the Company’s systems is accounted for as a separate element of multiple element revenue recognition transactions.

Accounting for shipping and handling fees and costs
ASML bills the customer for, and recognizes as revenue, any charges for shipping and handling costs. The related costs are recognized as cost of sales.

Cost of sales
Cost of system sales comprise direct product costs such as materials, labor, cost of warranty, depreciation, shipping and handling costs and related overhead costs. ASML accrues for the estimated cost of the warranty on its systems, which includes the cost of labor and parts necessary to repair systems during the warranty period. The amounts recorded in the warranty accrual are estimated based on actual historical expenses incurred and on estimated probable future expenses related to current sales. Actual warranty costs are charged against the accrued warranty reserve.

Costs of service sales comprise direct service costs such as materials, labor, depreciation and overhead costs.

Cost of field option sales comprise direct product costs such as materials, labor, cost of warranty, shipping and handling costs and related overhead costs.

Research and development costs and credits
Costs relating to research and development (“R&D”) are charged to operating expenses as incurred. ASML receives subsidies and other credits from several Dutch and international (inter)governmental institutes. These subsidies and other governmental credits that cover R&D costs relating to approved projects are recorded as R&D costs in the consolidated statements of operations in the period in which such costs occur.

Share-based payments
The cost of employee services received (compensation expenses) in exchange for awards of equity instruments are recognized based upon the fair value of stock options and shares at the grant-date. The grant-date fair value of stock options is estimated using a Black-Scholes option valuation model. This Black-Scholes model requires the use of assumptions, including expected share price volatility, the estimated life of each award and the estimated dividend yield. The risk-free interest rate used in the model is determined, based on a euro government bond with a life equal to the expected life of the equity-settled share-based payments. The grant-date fair value of shares is determined based on the closing price of the Company’s ordinary shares on the Euronext Amsterdam.

The grant-date fair value of the equity-settled share-based payments is expensed on a straight-line basis over the vesting period, based on the Company’s estimate of equity instruments that will eventually vest. At each balance sheet date, the Company revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in the consolidated statements of operations in the period in which the revision is determined, with a corresponding adjustment to equity.

The Company makes quarterly assessments of the adequacy of the (hypothetical) tax pool to determine whether there are tax deficiencies that require recognition in the consolidated statements of operations. The Company has selected the alternative transition method (under Accounting Standards Codification (“ASC”) 718) in order to calculate the tax pool.

The Company’s current share-based payment plans do not provide for cash settlement of options and stock.

Income taxes
The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the tax effect of incurred net operating losses and for tax consequences attributable to differences between the balance sheet carrying amounts of existing assets and liabilities and their respective tax bases. If it is more likely than not that the carrying amounts of deferred tax assets will not be realized, a valuation allowance is recorded to reduce the carrying amounts of those assets.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of operations in the period that includes the enactment date.

On January 1, 2007 the Company adopted the provisions of FIN 48 “Accounting for Uncertainty in Income Taxes” after codification included in ASC 740. ASC 740 clarifies the accounting for income taxes by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. ASC 740 also provides guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Contingencies and litigation
The Company is party to various legal proceedings generally incidental to its business, as disclosed in Note 17. In connection with these proceedings and claims the Company’s management evaluated, based on the relevant facts and legal principles, the likelihood of an unfavorable outcome and whether the amount of the loss could be reasonably estimated. In most cases, management determined that either a loss was not probable or was not reasonably estimable. In 2010, an amount of EUR 1.5 million loss was recorded as a charge to the Company’s consolidated statements of operations (2009 and 2008: no estimated losses were recorded). Significant subjective judgments were required in these evaluations, including judgments regarding the validity of asserted claims and the likely outcome of legal and administrative proceedings. The outcome of these proceedings, however, is subject to a number of factors beyond the Company’s control, most notably the uncertainty associated with predicting decisions by courts and administrative agencies. In addition, estimates of the potential costs associated with legal and administrative proceedings frequently cannot be subjected to any sensitivity analysis, as damage estimates or settlement offers by claimants may bear little or no relation to the eventual outcome. Finally, in any particular proceeding, the Company may agree to settle or to terminate a claim or proceeding in which it believes that it would ultimately prevail where it believes that doing so, when taken together with other relevant commercial considerations, is more cost-effective than engaging in an expensive and protracted litigation, the outcome of which is uncertain.

The Company accrues for legal costs related to litigation in its consolidated statements of operations at the time when the related legal services are actually provided to it.

Net income (loss) per ordinary share
Basic net income (loss) per ordinary share is calculated by dividing net income (loss) by the weighted average number of ordinary shares outstanding for that period. Diluted net income (loss) per ordinary share reflects the potential dilution that could occur if all options issued under ASML’s share-based payment plan were exercised and the underlying shares had been issued, unless this would have an anti-dilutive effect. The dilutive effect is calculated using the treasury stock method. Excluded from the diluted weighted average number of shares outstanding calculation are cumulative preference shares contingently issuable to the preference share foundation, since they represent a different class of stock than the ordinary shares. See Note 25 for further discussion.

The basic and diluted net income (loss) per ordinary share has been calculated in accordance with the following schedule:

Year ended December 31	2008	2009	2010
(in thousands, except per share data)	EUR	EUR	EUR
Net income (loss)	322,370	(150,925)	1,021,820

Weighted average number of shares outstanding (after deduction of treasury stock) during the year	431,620	432,615	435,146

Basic net income (loss) per ordinary share	0.75	(0.35)	2.35

Weighted average number of shares:	431,620	432,615	435,146
Plus shares applicable to:
Options and restricted shares[1]	2,585	—	3,828

Dilutive potential ordinary shares	2,585	—	3,828

Adjusted weighted average number of shares	434,205	432,615	438,974

Diluted net income (loss) per ordinary share[1]	0.74	(0.35)	2.33

1	The calculation of diluted net income (loss) per ordinary share assumes the exercise of options issued under ASML stock option plans and the issue of shares under ASML share plans for periods in which exercises or issues would have a dilutive effect. The calculation of diluted net income (loss) per ordinary share does not assume exercise of such options or issue of shares when such exercises or issue would be anti-dilutive.

Comprehensive income
Comprehensive income consists of net income (loss) and other comprehensive income.

Other comprehensive income refers to revenues, expenses, gains and losses that are not included in net income (loss), but recorded directly in shareholders’ equity. For the years ended December 31, 2010, 2009 and 2008, comprehensive income consists of net income (loss), unrealized gains and losses on derivative instruments, net of taxes, and unrealized gains and losses on foreign currency translation, net of taxes.

New U.S. GAAP Accounting Pronouncements
In 2010, ASML adopted Variable Interest Entities Subsections of ASC 810 “Consolidation” (previously Statement 167, “Amendments to FASB Interpretation No. 46(R)). The Variable Interest Entities Subsections (ASC 810-10) clarify the application of the general Subsections to certain legal entities in which equity investors do not have sufficient equity at risk for the legal entity to finance its activities without additional subordinated financial support or, as a group, the holders of the equity investment at risk lack any one of the following three characteristics:

a. The power, through voting rights or similar rights, to direct the activities of a legal entity that most significantly impact the entity’s economic performance

b. The obligation to absorb the expected losses of the legal entity; and

c. The right to receive the expected residual returns of the legal entity.

Paragraph 810-10-10-1 states that consolidated financial statements are usually necessary for a fair presentation if one of the entities in the consolidated group directly or indirectly has a controlling financial interest in the other entities. Paragraph 810-10-15-8 states that the usual condition for a controlling financial interest is ownership of a majority voting interest. However, application of the majority voting interest requirement in the General Subsections of this Subtopic to certain types of entities may not identify the party with a controlling financial interest because the controlling financial interest may be achieved through arrangements that do not involve voting interests. The reporting entity with a variable interest or interests that provide the reporting entity with a controlling financial interest in a variable interest entity (VIE) will have both of the following characteristics:

a. The power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and

b. The obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

The Variable Interest Entities Subsections explain how to identify VIEs and how to determine when a reporting entity should include the assets, liabilities, noncontrolling interests, and results of activities of a VIE in its consolidated financial statements. As a result of the adoption of ASC 810, the Company consolidates its Variable Interest Entity that owns ASML’s headquarters in the Netherlands as of January 1, 2010, because ASML is considered to have a controlling interest in the VIE as a result of the criteria above. The comparative figures have been adjusted in order to reflect this new ASC. The impact on the consolidated balance sheets as of December 31, 2009, and December 31, 2010, is as follows:

As of December 31	2009	2010
(in millions)	EUR	EUR
Property, plant and equipment	36.7	35.2
Long-term debt	36.7	35.2

The adoption of ASC 810 did not have any impact on the Company’s net income, earnings per ordinary share and retained earnings; however an immaterial amount was reclassified from SG&A to interest expense. See Note 11 for more information.

In January 2010, the EITF reached final consensus on ASU 2010-06, “Improving Disclosures about Fair Value Measurements”. This ASU amends ASC 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales issuances and settlements relating to Level 3 measurements. The ASU also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. The ASU is effective for annual reporting periods beginning after December 15, 2009. Level 3 related amendments are effective for annual periods beginning after December 15, 2010. The adoption of the ASU did not have any impact on the Company’s consolidated financial statements but resulted in some additional disclosures, see Note 2. The Company is currently assessing the impact of the Level 3 related amendments.

In 2010, ASML adopted ASU 2010-20, “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses”. This ASU is intended to provide additional information to assist financial statement users in assessing an entity’s credit risk exposures and evaluating the adequacy of its allowance for credit losses. The objective of the amendments is for an entity to provide disclosures that facilitate financial statement users’ evaluation of the following: the nature of credit risk inherent in the entity’s portfolio of financing receivables, how that risk is analyzed and assessed in arriving at the allowance for credit losses and the changes and reasons for those changes in the allowance for credit losses. The adoption of the ASU did not have any impact on the Company’s consolidated financial statements but resulted in some additional disclosures, see Note 6.

In April 2009, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Codification (“ASC”) 820-10-65-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly”. This ASC provides guidelines for making fair value measurements more consistent with the principles presented in ASC 820, “Fair Value Measurements”. The ASC relates to determining fair values when there is no active market or where the price inputs being used represent distressed sales. It reaffirms the objective of fair value measurement — to reflect how much an asset would be sold for in an orderly transaction (as opposed to a distressed or forced transaction) at the date of the financial statements under current market conditions. Specifically, it reaffirms the need to use judgment to ascertain if a formerly active market has become inactive and in determining fair values when markets have become inactive. The ASC is effective for financial statements issued for fiscal years and interim periods beginning after June 15, 2009 and should be applied prospectively. The adoption of the ASC did not have any impact on the Company’s consolidated financial statements.

In 2010, ASML adopted ASU 2010-09, “Amendments to Certain Recognition and Disclosure Requirements”. This ASU amends ASC 855 to address certain implementation issues related to an entity’s requirement to perform and disclose subsequent event procedures. The adoption of this ASU did not have any impact on the Company’s consolidated financial statements.

In September 2009, the Emerging Issues Task Force (“EITF”) reached final consensus on Accounting Standards Update (“ASU”) 2009-13, “Revenue Arrangements with Multiple Deliverables”. ASU 2009-13 amends the current guidance on arrangements with multiple deliverables (ASC 605-25) to (1) eliminate the separation criterion that requires entities to establish objective and reliable evidence of fair value for undelivered elements, (2) establish a selling price hierarchy to help entities allocate arrangement consideration to the separate units of account (i.e. separate elements of the sales agreement), (3) require the relative selling price allocation method for all arrangements (i.e., eliminate the residual method), and (4) significantly expand required disclosures. The final consensus is effective for financial years beginning on or after June 15, 2010. The Company anticipates that the adoption of this ASU will not have a material impact on the Company’s consolidated financial statements.

In September 2009, the EITF reached final consensus on ASU 2009-14, “Certain Revenue Arrangements That Include Software Elements”. ASU 2009-14 amends the scoping guidance for software arrangements (ASC 985-605) to exclude tangible products that contain software elements and non-software elements that function together to interdependently deliver the product’s essential functionality. ASU 2009-14 also provides considerations and examples for entities applying this guidance.

This issue will be effective prospectively for new or materially modified agreements entered into in financial years beginning on or after June 15, 2010. The Company anticipates that the adoption of this ASU will not have a material impact on the Company’s consolidated financial statements.

Fair value measurements	12 Months Ended
Dec. 31, 2010
Fair value measurements [Abstract]
Fair value measurement

2. Fair value measurements
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement hierarchy prioritizes the inputs to valuation techniques used to measure fair value as follows:

•	Level 1: Valuations based on inputs such as quoted prices for identical assets or liabilities in active markets that the entity has the ability to access.

•	Level 2: Valuations based on inputs other than level 1 inputs such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities.

•	Level 3: Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). A financial instrument’s fair value is based on the lowest level of any input that is significant in the fair value measurement hierarchy.

Financial assets and financial liabilities measured at fair value on a recurring basis
Cash and cash equivalents include short-term deposits, investments in money market funds and interest-bearing bank accounts for which fair value measurements are all based on quoted prices for similar assets or liabilities.

The principal market in which ASML executes its derivative contracts is the institutional market in an over-the-counter environment with a high level of price transparency. The market participants usually are large commercial banks. The valuation inputs for ASML’s derivative contracts are based on quoted prices and quoting pricing intervals from public data sources; they do not involve management judgment.

The valuation technique used to determine the fair value of forward contracts (used for hedging purposes) is the Net Present Value technique which is the estimated amount that a bank would receive or pay to terminate the forward contracts at the reporting date, taking into account current interest rates and current exchange rates. The valuation technique used to determine the fair value of forward contracts approximates the net present value of future cash flows.

The valuation technique used to determine the fair value of interest rate swaps (used for hedging purposes) is the Net Present Value technique which is the estimated amount that a bank would receive or pay to terminate the swap agreements at the reporting date, taking into account current interest rates. The valuation technique used to determine the fair value of interest rate swaps approximates the net present value of future cash flows.

The Eurobond serves as a hedged item in a fair value hedge relationship in which ASML hedges the variability of changes in the market value of fixed loan coupons payable on the Company’s Eurobond due to changes in market interest rates. The fair value changes of the interest rate swaps are recorded on the balance sheet under derivative financial instruments (within other current and non-current assets). Therefore, the carrying amount is only adjusted for fair value changes in interest rate swaps. For the actual fair value, including credit risk considerations, see Note 14.

The following table presents the Company’s financial assets and financial liabilities that are measured at fair value on a recurring basis:

As of December 31, 2009	Level 1	Level 2	Level 3	Total
(In thousands)	EUR	EUR	EUR	EUR
Assets
Derivative financial instruments[1]	—	103,384	—	103,384
Cash and cash equivalents[2]	302,736	734,338	—	1,037,074

Financial assets	302,736	837,722	—	1,140,458

Liabilities
Long-term debt[3,4]	—	699,756	—	699,756
Derivative financial instruments[1]	—	17,471	—	17,471

Financial liabilities	—	717,227	—	717,227

As of December 31, 2010	Level 1	Level 2	Level 3	Total
(In thousands)	EUR	EUR	EUR	EUR
Assets
Derivative financial instruments[1]	—	96,180	—	96,180
Cash and cash equivalents[2]	203,922	1,745,912	—	1,949,834

Financial assets	203,922	1,842,092	—	2,046,014

Liabilities
Long-term debt[3]	—	710,060	—	710,060
Derivative financial instruments[1]	—	34,898	—	34,898

Financial liabilities	—	744,958	—	744,958

1	Derivative financial instruments consist of forward contracts and interest rate swaps. See Note 3.

2	Based on a reassessment of the Level classifications, in 2010, the Company concluded that Money Market Funds should be classified Level 1 instead of Level 2, as they are valued based on quoted prices for identical assets in active markets accessible to the Company. The comparative figures were adjusted accordingly to reflect this change in classification.
3	Long-term debt mainly relates to the Company’s EUR 600.0 million Eurobond and excludes accrued interest. For further details see Note 14.
4	As of January 1, 2010 ASML adopted Accounting Standards Codification (“ASC”) 810 “Amendments to FIN 46(R)” which resulted in the consolidation of the Variable Interest Entity (“VIE”) that owns ASML’s headquarters in Veldhoven, the Netherlands. The comparative figures for 2008 and 2009 have been adjusted to reflect this change in accounting policy. See Note 1 and Note 11.

As of December 31, 2010, the Company did not have any assets or liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) in its consolidated balance sheets.

Assets and liabilities measured at fair value on a nonrecurring basis
In 2010, the Company recognized impairment charges of EUR 8.6 million (2009: EUR 15.9 million) on its property, plant and equipment, mainly relating to buildings and constructions. Valuation of these assets is classified as Level 3 in the fair value hierarchy since their fair values were determined based on unobservable inputs. The impairment charge is determined based on the difference between the assets’ value in use (being EUR 0.4 million) and their carrying amount. For further information, see Note 11.

The Company did not recognize any impairment charges for goodwill and other intangible assets during 2010. See Notes 9 and 10 for more information.

Market risks and derivatives	12 Months Ended
Dec. 31, 2010
Market risks and derivatives [Abstract]
Market risk and derivatives

3. Market risks and derivatives
The Company is exposed to a variety of financial risks: market risks (including foreign currency exchange risk and interest rate risk), credit risk, liquidity and capital risk. The overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potentially adverse effects on the Company’s financial performance. The Company uses derivative instruments to hedge certain risk exposures: none of the transactions are entered into for trading or speculative purposes.

ASML believes that market information is the most reliable and transparent means of measurement for its derivative instruments that are measured at fair value.

Foreign currency risk management
The Company uses the euro as its invoicing currency in order to limit the exposure to foreign currency movements. Exceptions may occur on a customer by customer basis. To the extent that invoicing is done in a currency other than the euro, the Company is exposed to foreign currency risk.

It is the Company’s policy to hedge material transaction exposures, such as forecasted sales and purchase transactions and accounts receivable and payable. The Company hedges these exposures through the use of currency contracts (foreign exchange options and forward contracts).

As of December 31, 2010 other comprehensive income includes EUR 40.8 million loss (net of taxes: EUR 35.9 million loss; 2009: EUR 41.8 million loss) representing the total anticipated loss to be charged to sales, and EUR 7.0 million loss (net of taxes: EUR 6.1 million loss; 2009: EUR 0.5 million gain) to be charged to cost of sales, which will offset the higher EUR equivalent of foreign currency denominated forecasted sales and purchase transactions. In 2010, as a result of ineffective cash flow hedges, a loss was recognized in sales for an amount of EUR 0.4 million (2009: loss of EUR 10.7 million) related to forecasted sales transactions. The effectiveness of all outstanding hedge contracts is monitored on a quarterly basis throughout the life of the hedges. It is anticipated that an amount of EUR 40.7 million loss will be charged to sales and EUR 7.0 million loss will be charged to cost of sales over the next twelve months, as the forecasted sales and purchase transactions occur. The remainder of the loss is anticipated to be charged to sales between one and two years, as the forecasted sales transactions occur.

It is the Company’s policy to not hedge currency translation exposures. Prior to 2009, the Company managed its material currency translation exposures resulting predominantly from ASML’s U.S. dollar net investments by hedging these partly with forward contracts. In 2009, the Company decided to no longer hedge these U.S. dollar net investments exposures.

It is the Company’s policy to hedge material remeasurement exposures. These net exposures from certain monetary assets and liabilities in non-functional currencies are hedged with forward contracts.

Interest rate risk management
The Company has both assets and liabilities that bear interest, which expose the Company to fluctuations in the prevailing market rate of interest. The Company uses interest rate swaps to align the interest typical terms of interest-bearing assets with the interest typical terms of interest-bearing liabilities. There might be some residual interest rate risks to the extent that the asset and liability positions do not fully offset.

Furthermore, the Company uses interest rate swaps to hedge changes in market value of fixed loan coupons payable on its Eurobond due to changes in market interest rates and to hedge the variability of future interest receipts as a result of changes in market interest rates on part of its cash and cash equivalents. During 2010, the hedge was 100 percent effective in hedging the fair value exposure to interest rate movements. This amount was included in consolidated statements of operations at the same time that the fair value of the interest rate swap was included in the consolidated statements of operations.

Financial instruments
The Company uses currency contracts to manage its currency risk and interest rate swaps to manage its interest rate risk. Most derivatives will mature in one year or less after the balance sheet date. The following table summarizes the notional amounts and estimated fair values of the Company’s financial instruments:

	2009		2010
	Notional		Notional
As of December 31	Amount	Fair Value	Amount	Fair Value
(In thousands)	EUR	EUR	EUR	EUR
Currency contracts[1]	527,816	7,428	(1,933)	(28,974)
Interest rate swaps[2]	641,500	78,485	641,500	90,256

1	Relates to forward contracts assigned as a hedge to forecasted sales and purchase transactions, to monetary assets and liabilities, mainly in U.S. dollar and Japanese Yen.
2	Relates to interest rate swaps assigned as a hedge to interest bearing assets and liabilities mainly related to the EUR 600.0 million Eurobond; the fair value of the interest rate swaps includes accrued interest.

The following table summarizes the Company’s derivative financial instruments per category:

	2009		2010
As of December 31	Assets	Liabilities	Assets	Liabilities
(In thousands)	EUR	EUR	EUR	EUR
Interest rate swaps — cash flow hedges	—	3,326	—	3,091
Interest rate swaps — fair value hedges	81,811	—	93,347	—
Forward foreign exchange contracts — cash flow hedges	1,592	13,222	1,533	11,535
Forward foreign exchange contracts — other hedges (no hedge accounting)	19,981	923	1,300	20,272

Total	103,384	17,471	96,180	34,898

Less non-current portion:
Interest rate swaps — cash flow hedges	—	1,935	—	1,887
Interest rate swaps — fair value hedges	55,948	—	71,779	—
Forward foreign exchange contracts — cash flow hedges	—	—	—	94

Total non-current portion	55,948	1,935	71,779	1,981

Total current portion	47,436	15,536	24,401	32,917

The fair value part of a hedging derivative that has a remaining term of less or equal to 12 months is classified as current asset or liability. When the fair value part of a hedging derivative has a term of more than 12 months after balance sheet date it is classified as non-current.

No ineffectiveness was recognized in the consolidated statements of operations 2010 arising from fair value hedges; EUR 0.4 million ineffectiveness (loss) was recognized in the consolidated statements of operations in 2010 arising from cash flow hedges (2009: EUR 0.0 million and EUR 10.7 million, loss, from fair value hedges and cash flow hedges, respectively). There was no ineffectiveness recognized in the consolidated statements of operations in 2010 and 2009 arising from hedges of net investments in foreign entities.

Currency contracts
The notional principal amounts of the outstanding currency contracts in the main currencies U.S. dollar and Japanese yen at December 31, 2010 are U.S. dollar 222.6 million and Japanese yen 27.7 billion (2009: U.S. dollar 152.9 million and Japanese yen 57.1 billion).

The hedged highly probable forecasted transactions denominated in foreign currency are expected to occur at various dates during the coming two years. Gains and losses recognized in the hedging reserve in equity on forward contracts as of December 31, 2010 are recognized in the consolidated statements of operations in the period or periods during which the hedged forecasted transaction affects the consolidated statements of operations.

We recognized a net amount of EUR 13.7 million loss (2009: EUR 29.3 million gain) in the consolidated statements of operations resulting from exchange differences including those arising on financial instruments measured at fair value through profit or loss.

Interest rate swaps
The notional principal amounts of the outstanding interest rate swap contracts as of December 31, 2010 were EUR 641.5 million (2009: EUR 641.5 million).

Credit risk management
Financial instruments that potentially subject ASML to significant concentrations of credit risk consist principally of cash and cash equivalents, accounts receivable and derivative instruments used in hedging activities.

Cash and cash equivalents and derivative instruments contain an element of risk of the counterparties being unable to meet their obligations. This financial credit risk is monitored and minimized per type of financial instrument by limiting ASML’s counterparties to a sufficient number of major financial institutions. ASML invests its cash and cash equivalents mainly in short-term deposits with highly rated financial institutions and partly in AAAm-rated money market funds that invest in highly rated short-term debt securities of financial institutions and governments. ASML does not expect the counterparties to default given their high credit quality.

ASML’s customers consist of Integrated Circuit (“IC”) manufacturers located throughout the world. ASML performs ongoing credit evaluations of its customers’ financial condition. ASML regularly reviews whether an allowance for doubtful debts is needed by considering factors such as historical payment experience, credit quality, age of the accounts receivable balances, and current economic conditions that may affect a customer’s ability to pay. ASML takes additional measures to mitigate credit risk when considered appropriate by means of e.g. down payments, letters of credit, and retention of ownership provisions in contracts. Retention of ownership enables ASML to recover the systems in the event a customer defaults on payment.

Liquidity and Capital risk management
Prudent liquidity risk management implies maintaining sufficient cash and cash equivalents and the availability of funding through an adequate amount of committed credit facilities. As part of our financing policy we seek to maintain a strategic level of cash and cash equivalents of between EUR 1.0 and 1.5 billion. In addition to dividend payments, to the extent the level of cash and cash equivalents exceeds this target level and there are no investment opportunities that we wish to pursue, we intend to return cash to our shareholders through share buybacks or repayment of capital.

The Company’s available credit facilities amount to EUR 700.0 million as of December 31, 2010 and December 31, 2009 and consist of two facilities: a EUR 500.0 million credit facility and a EUR 200.0 million loan facility. In May 2010, the Company, in line with its financing policy, cancelled its EUR 500.0 million credit facility that was due to expire in May 2012 and replaced it with a new EUR 500.0 million credit facility from the same group of banks. The new credit facility has a term of five years and contains the same restrictive covenant as the credit facility it replaced. This covenant requires the Company to maintain a minimum committed capital to net total assets ratio of 40 percent calculated in accordance with contractually agreed definitions. As of December 31, 2010 and December 31, 2009, this ratio was 78.0 percent and 85.7 percent, respectively. Therefore, the Company was in compliance with the covenant at the end of 2010 and 2009. Outstanding amounts under this credit facility will bear interest at EURIBOR or LIBOR plus a margin that depends on the Company’s liquidity position. No amounts were outstanding under this credit facility at the end of 2010 and 2009.

The EUR 200.0 million loan facility is related to the Company’s EUV investment efforts and was entered into during the first half of 2009. In June 2010, the Company and the European Investment Bank agreed to extend the availability period of the EUR 200.0 million loan facility by six months, allowing the Company to draw the facility up to March 31, 2011. When drawn, the loan is repayable in annual installments starting four years after drawdown, with a final repayment seven years after drawdown. This facility contains a covenant that restricts indebtedness, as contractually defined, to a maximum amount of EUR 2,300.0 million. As of December 31, 2010 and December 31, 2009, this indebtedness amounted to EUR 1,319.2 million and EUR 1,319.0 million, respectively. Therefore, the Company was in compliance with this covenant at the end of 2010 and 2009. Outstanding amounts under this loan facility will bear interest at EURIBOR or LIBOR plus a margin. No amounts were outstanding under this loan facility at the end of 2010 and 2009.

Cash and cash equivalents	12 Months Ended
Dec. 31, 2010
Cash and cash equivalents [Abstract]
Cash and cash equivalents

4. Cash and cash equivalents
Cash and cash equivalents at December 31, 2010 include short-term deposits of EUR 1,644.9 million (2009: EUR 652.3 million), investments in money market funds of EUR 203.9 million (2009: EUR 302.8 million) and interest-bearing bank accounts of EUR 101.0 million (2009: EUR 82.0 million).

Cash and cash equivalents have insignificant interest rate risk and remaining maturities of three months or less at the date of acquisition. No further restrictions on usage of cash and cash equivalents exist. The carrying amount of these assets approximates their fair value.

Accounts receivable	12 Months Ended
Dec. 31, 2010
Accounts receivable [Abstract]
Accounts receivable

5. Accounts receivable
Accounts receivable consist of the following:

As of December 31	2009	2010
(in thousands)	EUR	EUR
Accounts receivable, gross	380,678	1,125,479
Allowance for doubtful receivables	(3,239)	(1,945)

Accounts receivable, net	377,439	1,123,534

The carrying amount of the accounts receivable approximates the fair value. The maximum exposure to credit risk at December 31, 2010 is the fair value of the accounts receivable mentioned above. ASML has taken additional measures to mitigate credit risk when considered appropriate by means of e.g. down payments, letters of credit and retention of ownership provisions in contracts, which are intended to enable ASML to recover the systems in the event a customer defaults on payment.

Movements of the allowance for doubtful receivables are as follows:

As of December 31	2009	2010
(in thousands)	EUR	EUR
Balance at beginning of year	(1,430)	(3,239)
Utilization of the provision	80	38
(Addition)/release for the year[1]	(1,889)	1,256

Allowance for doubtful receivables	(3,239)	(1,945)

1	(Addition)/release for the year is recorded in cost of sales.

Finance receivables	12 Months Ended
Dec. 31, 2010
Finance receivables [Abstract]
Finance receivables

6. Finance receivables
Finance receivables consist of the net investment in sales-type leases. The sales-type leases transfer ownership of the systems to the lessee by the end of the lease term. The average lease term is three years. The following table lists the components of the finance receivables as of December 31, 2009 and 2010:

As of December 31	2009	2010
(in thousands)	EUR	EUR
Finance receivables, gross	22,444	48,398
Unearned interest	(891)	(6,845)

Finance receivables, net	21,553	41,553
Current portion of finance receivables, gross	22,444	16,594
Current portion of unearned interest	(891)	(3,946)

Non-current portion of finance receivables, net	—	28,905

At December 31, 2010, the finance receivables due for payment in each of the next five years and thereafter are as follows:

(in thousands)	EUR
2011	16,594
2012	18,898
2013	12,906
2014	—
2015	—
Thereafter	—

Finance receivables, gross	48,398

The credit quality of the Company’s finance receivables that are neither past due nor impaired is monitored as follows:

ASML’s customers consist of IC manufacturers located throughout the world. ASML performs ongoing credit evaluations of its customers’ financial condition. ASML regularly reviews whether an allowance for credit losses is needed by considering factors such as historical payment experience, credit quality, and age of the finance receivables balances, and current economic conditions that may affect a customer’s ability to pay. In response to the increased volatility of the financial markets, ASML has taken additional measures to mitigate credit risk when considered appropriate by means of e.g. down payments, letters of credit, and retention of ownership provisions in contracts. Retention of ownership enables ASML to recover the systems in the event a customer defaults on payment. In 2010 and 2009, the Company did not record any expected credit losses from finance receivables.

Inventories	12 Months Ended
Dec. 31, 2010
Inventories [Abstract]
Inventories

7. Inventories
Inventories consist of the following:

As of December 31	2009	2010
(In thousands)	EUR	EUR
Raw materials	175,045	248,969
Work-in-process	799,390	1,083,932
Finished products	194,153	353,514

Inventories, gross	1,168,588	1,686,415
Allowance for obsolescence and/or lower market value	(205,206)	(189,235)

Inventories, net	963,382	1,497,180

During 2010, the Company changed its presentation for defective lenses. In the past, defective lenses were valued at standard cost price with the repair costs included in the allowance for inventory obsolescence. From January 1, 2010, repair costs are deducted from the standard cost price of the defective lenses as this better reflects the value of the defective lenses. The comparative figures were adjusted to reflect this change in presentation. For the year ended December 31, 2010 this resulted in a decrease of EUR 18.8 million (2009: EUR 20.1 million) in both gross inventories and a similar decrease in the allowance for inventory obsolescence. Income from operations, net income, and per share amounts were not affected by this change in presentation.

A summary of activity in the allowance for obsolescence and/or lower market value is as follows:

As of December 31	2009	2010
(in thousands)	EUR	EUR
Balance at beginning of year	(167,353)	(205,206)
Addition for the year	(86,636)	(55,691)
Effect of exchange rates	(260)	(4,148)
Utilization of the provision	49,043	75,810

Allowance for obsolescence and/or lower market value	(205,206)	(189,235)

In 2010, the addition for the year is recorded in cost of sales for an amount of EUR 49.0 million and R&D costs for an amount of EUR 6.7 million (2009: cost of sales EUR 68.1 million and R&D costs for an amount of EUR 18.5 million). The 2010 addition for the year mainly relate to inventory items which were ceased to be used due to technological developments and design changes which resulted in obsolescence of certain parts. In 2009, the addition was mainly due to a reassessment by the Company of expected future demand based on the unexpected customers’ response to the financial and economic crisis.

Utilization of the provision mainly relates to sale and scrap of impaired inventories. In 2010 ASML made EUR 68.7 million profit on the sale of inventories that had been previously written down (2009: EUR 64.8 million).

Other assets	12 Months Ended
Dec. 31, 2010
Other assets [Abstract]
Other assets

8. Other assets
Other current assets consist of the following:

As of December 31	2009	2010
(in thousands)	EUR	EUR
Advance payments to Zeiss	73,759	65,821
Prepaid expenses	38,832	46,325
Derivative instruments	47,436	24,401
VAT	25,211	35,065
Other receivables	30,802	41,298
Other	2,706	1,252

Other current assets	218,746	214,162

Zeiss is the Company’s sole supplier of lenses and, from time to time, receives non-interest bearing advance payments from the Company that assist in financing Zeiss’ work-in-process and thereby secure lens deliveries to the Company. Amounts owed under these advance payments are repaid through lens deliveries over the next 12 months.

Prepaid expenses include a tax prepayment on intercompany profit, not realized by the Group of EUR 26.0 million as of December 31, 2010 (2009: EUR 25.4 million).

Derivative financial instruments consist of currency contracts and the current part of the fair value of interest rate swaps which includes accrued interest.

Other non-current assets consist of the following:

As of December 31	2009	2010
(in thousands)	EUR	EUR
Advance payments to Zeiss	—	140,016
Derivative instruments	55,948	71,779
Compensation plan assets[1]	8,520	9,626
Prepaid expenses	5,893	7,617
Subordinated loan granted to lessor
in respect of Veldhoven headquarters[2]	5,445	5,445
Other	1,248	1,229

Other non-current assets	77,054	235,712

1	For further details on compensation plan assets see Note 16.
2	For further details on loan granted to lessor in respect of Veldhoven headquarters see Note 11.

The non-current part of advance payments to Zeiss relates to payments made to support the Zeiss investments for the ASML’s EUV program, which are expected to be repaid through EUV lens deliveries more than 12 months after balance sheet date.

Derivative instruments consist of the non-current portion of the fair value of interest rate swaps which includes accrued interest.

Goodwill	12 Months Ended
Dec. 31, 2010
Goodwill [Abstract]
Goodwill

9. Goodwill
Changes in goodwill are summarized as follows:

As of December 31	2009	2010
(in thousands)	EUR	EUR
Cost
Balance, January 1	131,453	131,462
Effect of exchange rates	9	9,824

Goodwill	131,462	141,286

The goodwill relates to the acquisition of Brion in March 2007. Goodwill is tested for impairment annually on September 30 and whenever events or changes in circumstances indicate that the carrying amount of the goodwill may not be recoverable. For the purpose of impairment testing, goodwill is allocated to the reporting unit Brion. The fair value of the reporting unit Brion is calculated based on the discounted cash flow method (income approach). These calculations use after-tax discounted cash flow projections based on the strategic plan approved by management.

The material assumptions used by management for the fair value calculation of the reporting unit (based on past experience) are:

•	Cash flow projections for the coming five years are based on a significant growth scenario, reflecting the start-up nature of Brion. Projections are built bottom-up, using estimates for revenue, gross profit, R&D costs and SG&A costs.
•	Brion would reach maturity in the final year of this five year period and grow at a weighted average growth rate of 3.0 percent from then onwards, which Management believes is a reasonable estimate that does not exceed the long-term historical average growth rate for the lithography business in which Brion operates.
•	A post-tax discount rate of 13.1 percent representing Brion’s weighted average cost of capital (“WACC”) based on market participants’ view, was determined using an adjusted version of the Capital Asset Pricing Model. Since Brion is not financed with debt, WACC was assumed to equal Brion’s cost of equity. The discount rate decreased compared with the prior year, reflecting the recovery of the semiconductor equipment industry.

Management believes that the fair value calculated reflects the amount a market participant would be willing to pay. Based on this analysis management believes that the fair value of the reporting unit substantially exceeded its carrying value and that, therefore, goodwill was not impaired as of December 31, 2010 and December 31, 2009.

Other intangible assets	12 Months Ended
Dec. 31, 2010
Other intangible assets [Abstract]
Other intangible assets

10. Other intangible assets
Other intangible assets consist of the following:

	Intellectual	Developed	Customer	In-process
	property	technology	relationships	R&D	Other	Total
(in thousands)	EUR	EUR	EUR	EUR	EUR	EUR
Cost
Balance, January 1, 2009	47,250	24,494	8,263	23,148	2,195	105,350
Effect of exchange rates	—	1	—	—	1	2

Balance, December 31, 2009	47,250	24,495	8,263	23,148	2,196	105,352
Effect of exchange rates	—	1,388	470	—	35	1,893

Balance, December 31, 2010	47,250	25,883	8,733	23,148	2,231	107,245

Accumulated amortization and impairment
Balance, January 1, 2009	43,577	8,406	1,894	23,148	1,633	78,658
Amortization	3,436	4,019	1,075	—	254	8,784
Effect of exchange rates	—	(157)	(42)	—	(19)	(218)

Balance, December 31, 2009	47,013	12,268	2,927	23,148	1,868	87,224
Amortization	211	4,052	1,084	—	108	5,455
Effect of exchange rates	—	723	174	—	18	915

Balance, December 31, 2010	47,224	17,043	4,185	23,148	1,994	93,594

Carrying amount
December 31, 2009	237	12,227	5,336	—	328	18,128
December 31, 2010	26	8,840	4,548	—	237	13,651

Intellectual property relates to licenses and patents purchased from third parties. Developed technology, customer relationships, in-process R&D and other were obtained from the acquisition of Brion.

During 2010, the Company recorded amortization charges of EUR 5.5 million (2009: EUR 8.8 million; 2008: EUR 11.5 million) which were fully recorded in cost of sales (2009: EUR 8.8 million; 2008: EUR 11.5 million)

During 2010, the Company did not record any impairment charges for other intangible assets (2009: EUR 0.0 million; 2008: EUR 0.6 million).

Estimated amortization expenses relating to other intangible assets for the next five years and thereafter are as follows:

(in thousands)	EUR
2011	5,285
2012	5,285
2013	1,794
2014	1,095
2015	186
Thereafter	6

Amortization expenses	13,651

Property, plant and equipment	12 Months Ended
Dec. 31, 2010
Property, plant and equipment [Abstract]
Property, plant and equipment

11. Property, plant and equipment
Property, plant and equipment consist of the following:

	Land,	Machinery		Furniture,
	buildings and	and	Leasehold	fixtures and other
	constructions	equipment	improvements	equipment	Total
(in thousands)	EUR	EUR	EUR	EUR	EUR
Cost
Balance, January 1, 2009[1]	409,985	483,398	153,824	288,297	1,335,504
Additions	74,135	179,050	3,484	7,258	263,927
Disposals	(2,247)	(127,152)	(2,403)	(9,457)	(141,259)
Effect of exchange rates	360	(2,162)	61	386	(1,355)

Balance, December 31, 2009[1]	482,233	533,134	154,966	286,484	1,456,817
Additions	38,528	244,123	31,015	29,129	342,795
Disposals	(2,876)	(187,181)	(1,103)	(1,844)	(193,004)
Effect of exchange rates	8,970	19,177	757	2,475	31,379

Balance, December 31, 2010	526,855	609,253	185,635	316,244	1,637,987

Accumulated depreciation and impairment
Balance, January 1, 2009[1]	70,279	353,468	101,102	231,931	756,780
Depreciation[1]	24,041	63,614	15,851	27,568	131,074
Impairment charges	—	11,185	155	4,556	15,896
Disposals	(2,247)	(88,815)	(2,191)	(9,298)	(102,551)
Effect of exchange rates	(30)	41	12	235	258

Balance, December 31, 2009[1]	92,043	339,493	114,929	254,992	801,457
Depreciation	28,125	79,970	14,919	21,548	144,562
Impairment charges	6,673	1,178	500	212	8,563
Disposals	(1,328)	(71,809)	(1,045)	(1,696)	(75,878)
Effect of exchange rates	1,996	9,194	438	2,324	13,952

Balance, December 31, 2010	127,509	358,026	129,741	277,380	892,656

Carrying amount
December 31, 2009[1]	390,190	193,641	40,037	31,492	655,360
December 31, 2010	399,346	251,227	55,894	38,864	745,331

1	As of January 1, 2010 ASML adopted ASC 810 “Amendments to FIN 46(R)” which resulted in the consolidation of the VIE that owns ASML’s headquarters in Veldhoven, the Netherlands. The comparative figures for 2009 have been adjusted to reflect this change in accounting policy.

As of December 31, 2010, the carrying amount includes assets under construction for land, buildings and constructions of EUR 31.8 million (2009: EUR 5.9 million), machinery and equipment of EUR 16.3 million (2009: EUR 30.4 million), leasehold improvements of EUR 29.1 million (2009: EUR 0.5 million) and furniture, fixtures and other equipment of EUR 6.9 million (2009: EUR 1.9 million). As of December 31, 2010, the carrying amount of land amounts to EUR 36.1 million (2009: EUR 34.5 million).

The majority of the additions and disposals in 2010 and 2009 relate to machinery and equipment (including prototypes, demonstration and training systems). These systems are similar to those that ASML sells in its ordinary course of business. The systems are capitalized under property, plant and equipment because they are held for own use, for rental and for evaluation purposes, and at the time they are placed in service, they are expected to be used for a period longer than one year. These systems are recorded at cost and depreciated over their expected useful life. From the time that these assets are no longer held for use but intended for sale in the ordinary course of business, they are reclassified from property, plant and equipment to inventory at the lower of their carrying value or fair market value. Since the transfers between inventory and property, plant and equipment are non-cash events, these are not reflected in the consolidated statements of cash flows. An amount of EUR 214.1 million (2009: EUR 159.0 million) of the additions relates to non-cash transfers from inventory and an amount of EUR 110.4 million (2009: EUR 27.8 million) of the disposals relates to non-cash transfers to inventory. When sold, the proceeds and cost of these systems are recorded as net sales and cost of sales, respectively, identical to the treatment of other sales transactions. The cost of sales for these systems includes the inventory value and the additional costs of refurbishing (materials and labor).

The impairment charges recorded in 2010 mainly related to buildings and constructions (EUR 6.7 million). The Company recorded impairment charges with respect to several technical infrastructure items which will cease to be used before the end of the expected economic life due to technical changes relating to NXE (EUV) development. The impairment charges were determined based on the difference between the assets’ value in use (being EUR 0.4 million) and their carrying amount.

The impairment charges recorded in 2009 mainly related to machinery and equipment (EUR 11.2 million). The Company impaired certain non-leading-edge systems and machinery and equipment that have ceased to be used or will cease to be used during the expected economic life, and which management no longer believes can be sold because of lack of demand for these products. The impairment charges were determined based on the difference between the assets’ estimated fair value (being EUR 7.0 million) and their carrying amount. In determining the fair value of an asset, the Company makes estimates about future cash flows. These estimates are based on the financial plan updated with the latest available projection of semiconductor market conditions and the Company’s sales and cost expectations which are consistent with the plans and estimates that it uses to manage its business.

The impairment charges recorded in 2008 mainly related to machinery and equipment (EUR 22.3 million). The Company impaired certain non-leading-edge machinery and equipment that have ceased to be used during the expected economic life, and which management at the time no longer believed could be sold for two reasons, both relating to the financial and economic crisis. The first reason relates to ASML’s customers’ decision to delay non-leading-edge capacity additions which increases the risk that certain systems will become technologically obsolete. The second reason has to do with the expected plant closures by ASML’s high-tech customers to reduce certain non-leading-edge capacity, which management believed would result in a high supply of used systems and a downward pressure on sales prices. The impairment charges were determined based on the difference between the asset’s estimated fair value (being EUR 5.4 million) and their carrying amount.

As of December 31, 2010, the carrying amount of machinery and equipment includes an amount of EUR 63.0 million with respect to evaluation and rental systems (2009: EUR 73.9 million).

During 2010, the Company recorded impairment charges of EUR 8.6 million (2009: EUR 15.9 million; 2008: EUR 24.6 million) of which it recorded EUR 7.3 million (2009: EUR 2.1 million; 2008: EUR 20.8 million) in cost of sales, EUR 0.7 million (2009: EUR 9.1 million; 2008: EUR 2.2 million) in R&D costs and EUR 0.6 million (2009: EUR 4.7 million; 2008: EUR 1.6 million) in SG&A costs.

During 2010, the Company recorded depreciation charges of EUR 144.6 million (2009: EUR 131.1 million; 2008: EUR 109.8 million) of which it recorded EUR 80.4 million (2009: EUR 83.6 million; 2008: EUR 50.3 million) in cost of sales, EUR 16.7 million (2009 EUR 21.9 million; 2008: EUR 25.5 million) in R&D costs and EUR 47.5 million (2009: EUR 25.6 million; 2008: EUR 34.0 million) in SG&A costs.

Variable Interest Entity
As a result of the adoption of ASC 810, as of December 31, 2010, the carrying amount of land, buildings and constructions includes an amount of EUR 35.2 million (2009: EUR 36.7 million) relating to the Company’s headquarters in Veldhoven, the Netherlands, which is owned by Koppelenweg II B.V., a Variable Interest Entity (VIE).

In 2003, the Company moved to its current Veldhoven headquarters. The Company is leasing these headquarters for a period of 15 years (from 2003) from an entity (“lessor”) that was incorporated by a syndicate of three banks (“shareholders”) solely for the purpose of leasing this building. The lessor’s shareholders equity amounts to EUR 1.9 million and did not change since 2003.

The shareholders each granted a loan of EUR 11.6 million and a fourth bank granted a loan of EUR 12.3 million (EUR 47.1 million in total) to the parent of the lessor. ASML provided the parent of the lessor with a subordinated loan of EUR 5.4 million and has a purchase option that is exercisable either at the end of the lease in 2018, at a pre-determined price of EUR 24.5 million, or during the lease at a price equal to the book value of the assets. The total assets of the lessor entity amounted to EUR 54.5 million at inception of the lease. The entity is determined to be a VIE because the equity investors do not have sufficient equity at risk for the legal entity to finance its activities without sufficient additional subordinated support.

The primary purpose for which the VIE was created was to provide ASML with use of the building for 15 years, where ASML does not retain substantially all the risks and rewards from changes in value of the building. The main activities of the entity are to rent, re-market and ultimately sell the building that is owned by the VIE. The economic performance of the VIE is most significantly impacted by the ability of the lessee (ASML) to exercise the call option at any time during the lease term, and thus the Company could potentially benefit from increases in the fair value of the building.

While the debt holders have a variable interest, and may absorb losses, and the equity holders have a variable interest and may receive benefits, they do not have the power to direct activities that most significantly impact the entity’s economic performance and therefore, cannot be the primary beneficiary. Through the pre-determined price of the call option ASML has the power over the VIE, therefore only ASML meets both the power and losses/benefit criterion and consolidates the VIE. See Note 1.

Accrued and other liabilities	12 Months Ended
Dec. 31, 2010
Accrued and other liabilities [Abstract]
Accrued and other liabilities

12. Accrued and other liabilities
Accrued and other liabilities consist of the following:

As of December 31	2009	2010
(in thousands)	EUR	EUR
Deferred revenue	219,378	543,145
Costs to be paid	208,684	270,836
Deposits from customers	—	150,000
Down payments from customers	274,074	675,636
Personnel related items	114,255	177,025
Derivative instruments	17,471	34,898
Standard warranty reserve	23,208	37,965
Other	4,650	2,314

Accrued and other liabilities	861,720	1,891,819
Less: long-term portion of accrued and other liabilities	44,359	373,070[1]

Short-term portion of accrued and other liabilities	817,361	1,518,749

1	The main part of the non current portion of accrued and other liabilities relates to down payments received from customers regarding 2012 shipments of high-volume EUV systems.

The increase in accrued and other liabilities is mainly caused by an increase in net sales, resulting in increased deferred revenue and deposits and down payments from customers.

Deferred revenue mainly consists of prepaid extended and enhanced (optic) warranty contracts and award credits regarding free or discounted products or services. Further, an amount of EUR 38.5 million is included regarding the first second-generation EUV system shipment.

Costs to be paid mainly relate to accrued cost for unbilled services provided by vendors including contracted labor, outsourced services and consultancy.

The Company receives advances from customers prior to shipment for systems included in ASML’s current product portfolio or systems currently under development in the form of down payments.

Personnel related items mainly consist of accrued management bonuses, accrued profit sharing, accrued vacation days, accrued vacation allowance, accrued wage tax, social securities and accrued pension premiums.

Derivative financial instruments consist of currency contracts and the fair value of interest rate swaps which includes accrued interest.

Changes in standard warranty reserve for the years 2009 and 2010 are as follows:

As of December 31	2009	2010
(in thousands)	EUR	EUR
Balance, January 1	35,225	23,208
Additions of the year	15,047	46,467
Utilization of the reserve	(19,360)	(14,325)
Release of the reserve	(7,666)	(18,480)
Effect of exchange rates	(38)	1,095

Standard warranty reserve	23,208	37,965

The release of the reserve is due to a change in accounting estimate based on lower than expected historical warranty expenses as a result of an improved learning-curve concerning ASML’s systems. The release has been included in cost of sales.

In 2010 and 2009, the reassessments of the warranty reserve, and resulting change in accounting estimate, did not have a material impact. For 2008, the impact of the change in accounting estimate on the consolidated statements of operations and per share amounts was as follows:

Year ended December 31	2008
(in thousands, except per share data)	EUR	%
Income from operations	33,409	11.6%
Net income	24,890	7.7%
Basic net income per ordinary share	0.06	8.0%
Diluted net income per ordinary share	0.06	8.1%

Provisions	12 Months Ended
Dec. 31, 2010
Provisions [Abstract]
Provisions

13. Provisions
Provisions consist of the following:

	Employee contract	Lease contract
	termination benefits	termination costs	Total
(in thousands)	EUR	EUR	EUR
Balance, January 1, 2009	2,265	17,908	20,173
Utilization of the provision	(2,244)	(2,747)	(4,991)
Unwinding of discount	—	136	136
Effect of exchange rates	(21)	(99)	(120)

Balance, December 31, 2009	—	15,198	15,198
Utilization of the provision	—	(2,576)	(2,576)
Unwinding of discount	—	305	305
Effect of exchange rates	—	1,134	1,134

Balance, December 31, 2010	—	14,061	14,061

Non-current portion of provisions
December 31, 2009	—	12,694	12,694
December 31, 2010	—	11,811	11,811

The provision for lease contract termination costs relates to an operating lease contract for a building for which no economic benefits are expected. The provision for lease contract termination costs is expected to be utilized by 2017.

Long-term debt	12 Months Ended
Dec. 31, 2010
Long-term debt [Abstract]
Long-term debt

14. Long-term debt
The long-term debt consists of the following:

As of December 31	2009	2010
(in thousands)	EUR	EUR
5.75 percent Eurobond, carrying amount	663,088	674,835
Variable Interest Entity	36,654	35,225
Other	14	—

Long-term debt	699,756	710,060

The Company’s obligations to make principal repayments under the Eurobond and other borrowing arrangements as of December 31, 2010, for the next five years and thereafter and excluding interest expense, are as follows:

(in thousands)	EUR
2011	1,429
2012	1,429
2013	1,429
2014	1,429
2015	1,429
Thereafter	628,080

Long-term debt	635,225
Less: current portion of long-term debt	1,429

Non-current portion of long-term debt	633,796

Eurobond
The following table summarizes the carrying amount of the Company’s outstanding Eurobond, including fair value of interest rate swaps used to hedge the change in the fair value of the Eurobond:

As of December 31	2009	2010
(in thousands)	EUR	EUR
5.75 percent Eurobond
Principal amount	600,000	600,000
Fair value interest rate swaps[1]	63,088	74,835

Carrying amount	663,088	674,835

1	The fair value of the interest rate swaps excludes accrued interest.

In June 2007, ASML completed an offering of EUR 600.0 million principal amount of its 5.75 percent notes due 2017, with interest payable annually on June 13 of each year. The notes are redeemable at the option of ASML, in whole or in part, at any time by paying a make whole premium, and unless previously redeemed, will be redeemed at 100 percent of their principal amount on June 13, 2017.

The Eurobond serves as a hedged item in a fair value hedge relationship in which ASML hedges the variability of changes in the market value of fixed loan coupons payable on the Company’s Eurobond due to changes in market interest rates. The fair value changes of the interest rate swaps are recorded on the balance sheet under derivative financial instruments (within other current and non-current assets). Therefore, the carrying amount is only adjusted for fair value changes in interest rate swaps. The following table summarizes the estimated fair value of the Eurobond:

		2009			2010
	Principal	Carrying		Principal	Carrying
As of December 31	Amount	Amount	Fair Value[1]	Amount	Amount	Fair Value[1]
(in thousands)	EUR	EUR	EUR	EUR	EUR	EUR
5.75 percent Eurobond	600,000	663,088	599,232	600,000	674,835	631,452

1	Source: Bloomberg Finance LP

The fair value of the Company’s Eurobond is estimated based on the quoted market prices as of December 31, 2010. The fair value of the Eurobond is higher than the principal amount as a result of lower interest rates.

Variable interest entity
Long-term debt includes an amount of EUR 35.2 million (2009: EUR 36.7 million) relating to the Company’s VIE. As of January 1, 2010 ASML adopted ASC 810, ’Amendments to FIN 46(R)’ which resulted in the consolidation of the VIE that owns ASML’s headquarters in Veldhoven, the Netherlands. The comparative figures have been adjusted to reflect this change in accounting policy. See note 11.

Lines of credit
The Company’s available credit facilities amount to EUR 700.0 million as of December 31, 2010 and December 31, 2009 and consist of two facilities: a EUR 500.0 million credit facility and a EUR 200.0 million loan facility. In May 2010, the Company, in line with its financing policy, cancelled its EUR 500.0 million credit facility that was due to expire in May 2012 and replaced it with a new EUR 500.0 million credit facility from the same group of banks. The new credit facility has a term of five years and contains the same restrictive covenant as the credit facility it replaced. This covenant requires the Company to maintain a minimum committed capital to net total assets ratio of 40 percent calculated in accordance with contractually agreed definitions. As of December 31, 2010 and December 31, 2009, this ratio was 78.0 percent and 85.7 percent, respectively. Therefore, the Company was in compliance with the covenant at the end of 2010 and 2009. Outstanding amounts under this credit facility will bear interest at EURIBOR or LIBOR plus a margin that depends on the Company’s liquidity position. No amounts were outstanding under this credit facility at the end of 2010 and 2009.

The EUR 200.0 million loan facility is related to the Company’s EUV investment efforts and was entered into during the first half of 2009. In June 2010, the Company and the European Investment Bank agreed to extend the availability period of the EUR 200.0 million loan facility by six months, allowing the Company to draw the facility up to March 31, 2011. When drawn, the loan is repayable in annual installments starting four years after drawdown, with a final repayment seven years after drawdown. This facility contains a covenant that restricts indebtedness, as contractually defined, to a maximum amount of EUR 2,300.0 million. As of December 31, 2010 and December 31, 2009, this indebtedness amounted to EUR 1,319.2 million and EUR 1,319.0 million, respectively. Therefore, the Company was in compliance with this covenant at the end of 2010 and 2009. Outstanding amounts under this loan facility will bear interest at EURIBOR or LIBOR plus a margin. No amounts were outstanding under this loan facility at the end of 2010 and 2009.

Commitments contingencies and guarantees	12 Months Ended
Dec. 31, 2010
Commitments contingencies and guarantees [Abstract]
Commitments, contingencies and guarantees

15. Commitments, contingencies and guarantees
The Company has various contractual obligations, some of which are required to be recorded as liabilities in the Company’s consolidated financial statements, including long- and short-term debt. Others, namely operating lease commitments, purchase obligations and guarantees, are generally not required to be recognized as liabilities on the Company’s balance sheet but are required to be disclosed.

Tabular Disclosure of Contractual Obligations
The Company’s contractual obligations as of December 31, 2010 can be summarized as follows:

		Less than	1-3	3-5	After 5
Payments due by period	Total	1 year	years	years	years
(in thousands)	EUR	EUR	EUR	EUR	EUR
Long Term Debt Obligations, including interest expense[1]	951,560	35,929	71,859	71,859	771,913
Deposits from customers	150,000	150,000	—	—	—
Operating Lease Obligations	106,671	30,088	40,188	22,802	13,593
Purchase Obligations	2,098,432	2,003,321	94,942	169	—
Unrecognized Tax Benefits	162,066	29,956	30,853	40,062	61,195

Contractual Obligations	3,468,729	2,249,294	237,842	134,892	846,701

1	See Note 14 for the amounts excluding interest expense.

Long-term debt obligations mainly relates to interest payments and principal amount of the Eurobond. See Note 14.

Operating lease obligations include leases of equipment and facilities. Lease payments recognized as an expense were EUR 37.9 million, EUR 37.1 million and EUR 41.0 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Several operating leases for the Company’s buildings contain purchase options, exercisable at the end of the lease, and in some cases, during the term of the lease. The amounts to be paid if ASML should exercise these purchase options at the end of the lease as of December 31, 2010 can be summarized as follows:

		Less than	1-3	3-5	After 5
Purchase options due by period	Total	1 year	years	years	years
(in thousands)	EUR	EUR	EUR	EUR	EUR
Purchase options	31,232	—	8,250	8,999	13,983

Purchase obligations include purchase commitments with vendors in the ordinary course of business. ASML expects that it will honor these purchase obligations to fulfill future sales, in line with the timing of those future sales. If not, the general terms and conditions of the agreements relating to the major part of the Company’s purchase commitments as of December 31, 2010 contain clauses that enable ASML to delay or cancel delivery of ordered goods and services up to the dates specified in the corresponding purchase contracts. These terms and conditions that ASML has agreed with its supply chain partners give ASML additional flexibility to adapt its purchase obligations to its requirements in light of the inherent cyclicality of the industry in which the Company operates. The Company establishes a provision for cancellation fees when it is probable that the liability has been incurred and the amount of cancellation fees is reasonably estimable.

Unrecognized tax benefits relate to a liability for uncertain tax positions. See Note 18.

Employee benefits	12 Months Ended
Dec. 31, 2010
Employee benefits [Abstract]
Employee benefits

16. Employee benefits

Deferred compensation plans
In February 1997, SVG (a company that merged with ASML in May 2001) adopted a non-qualified deferred compensation plan that allowed a select group of management and highly compensated employees and directors to defer a portion of their salary, bonus and directors fees. The plan allowed SVG to credit additional amounts to participants’ account balances, depending on the amount of the employee’s contribution, up to a maximum of 5.0 percent of an employee’s annual salary and bonus. In addition, interest is credited to the participants’ account balances at 120.0 percent of the average Moody’s corporate bond rate. For calendar years 2008 and 2009, participants’ accounts were credited at 7.34 percent and 9.07 percent. SVG’s contributions and related interest became 100 percent vested in May 2001 with the merger of SVG and ASML. Effective January 1, 2010, the plan was terminated. This termination did not have a material impact on the Company’s consolidated statements of operations. No expenses were incurred under this plan during 2010 (2009: EUR 0.2 million; 2008: EUR 0.2 million). As of December 31, 2010, the Company’s liability under the deferred compensation plan was zero (2009: EUR 2.0 million).

In July 2002, ASML adopted a non-qualified deferred compensation plan for its United States employees that allows a select group of management or highly compensated employees to defer a portion of their salary, bonus, and commissions. The plan allows ASML to credit additional amounts to the participants’ account balances. The participants divide their funds among the investments available in the plan. Participants elect to receive their funds in future periods after the earlier of their employment termination or their withdrawal election, at least three years after deferral. There were minor expenses relating to this plan in 2010, 2009 and 2008. On December 31, 2010 and 2009, the Company’s liability under the deferred compensation plan was EUR 9.4 million and EUR 6.7 million, respectively.

Pension plans
ASML maintains various pension plans covering substantially all of its employees. The Company’s employees in the Netherlands, approximately 4,100 in full-time employees (“FTEs”), participate in a multi-employer union plan (“Bedrijfstakpensioenfonds Metalektro”) determined in accordance with the collective bargaining agreements effective for the industry in which ASML operates. This multi-employer plan covers approximately 1,220 companies and 147,000 contributing members. The plan monitors its risks on a global basis, not by company or employee, and is subject to regulation by Dutch governmental authorities. By law (the Dutch Pension Act), a multi-employer union plan must be monitored against specific criteria, including the coverage ratio of the plan’s assets to its obligations. This coverage ratio must exceed 104.3 percent for the total plan. Every company participating in a Dutch multi-employer union plan contributes a premium calculated as a percentage of its total pensionable salaries, with each company subject to the same percentage contribution rate. The pension rights of each employee are based upon the employee’s average salary during employment.

ASML’s net periodic pension cost for this multi-employer plan for any period is the amount of the required contribution for that period. A contingent liability may arise from, for example, possible actuarial losses relating to other participating entities because each entity that participates in a multi-employer plan shares in the actuarial risks of every other participating entity or any responsibility under the terms of a plan to finance any shortfall in the plan if other entities cease to participate.

The coverage ratio of the multi-employer plan decreased to 96.0 percent as of December 31, 2010 (December 31, 2009: 99.0 percent). Because of the low coverage ratio, PME prepared and executed a so-called “Recovery Plan” which was approved by De Nederlandsche Bank (the Dutch central bank, which is the supervisor of all pension companies in the Netherlands). For 2011, the pension premium percentage will not increase as the current premium level, which is 23.0 percent of the total pensionable salaries, is the maximum premium determined in the articles of association of the Pension Company. The coverage ratio is calculated by dividing the fund’s capital by the total sum of pension liabilities and is based on actual market interest.

ASML also participates in several defined contribution pension plans, with ASML’s expenses for these plans equaling the contributions made in the relevant period.

The Company’s pension costs for all employees for the three years ended December 31, 2008, 2009 and 2010 were:

Year ended December 31	2008	2009	2010
(in thousands)	EUR	EUR	EUR
Pension plan based on multi-employer union plan	30,579	30,930	29,643
Pension plans based on defined contribution	8,466	8,895	10,950

Pension costs	39,045	39,825	40,593

Bonus plan
ASML has a performance-related bonus plan for senior management, who are not members of the Board of Management. Under this plan, the bonus amount is dependent on the actual performance on corporate, departmental and personal targets. The bonus for members of senior management can range between 0.0 percent and 40.0 percent, or 0.0 percent and 70.0 percent of their annual salaries, depending upon their seniority. The performance targets for 2010 are set per half year. The bonus of the first half of 2010 was paid in the second half of 2010. The bonus of the second half is accrued for in the consolidated balance sheet as of December 31, 2010 and is expected to be paid in the first quarter of 2011. The Company’s bonus expenses for all participants under this plan were:

Year ended December 31	2008	2009	2010
(in thousands)	EUR	EUR	EUR
Bonus expenses	7,756	9,167	9,694

ASML has a retention bonus plan for employees and executives of Brion including three retention bonuses. The first retention bonus was conditional on the first year of employment after the acquisition date and was paid in March 2008. The second retention bonus is conditional on the second year of employment after the acquisition date and was paid in March 2009. The third retention bonus is conditional on the third year of employment after the acquisition date and is paid in March 2010. ASML has a new retention bonus plan for the period from March 2010 to March 2012 for executives of Brion including two retention bonuses. The first retention bonus is conditional over the first year of employment and is payable in April 2011. The second retention bonus is conditional over the second year of employment and is payable in April 2012. The Company’s bonus expenses for all participants under these plans were:

Year ended December 31	2008	2009	2010
(in thousands)	EUR	EUR	EUR
Bonus expenses	5,031	5,222	1,165

Profit-sharing plan
ASML has a profit-sharing plan covering all employees who are not members of the Board of Management or senior management. Under the plan, eligible employees receive an annual profit-sharing bonus, based on a percentage of net income relative to sales ranging from 0.0 to 20.0 percent of annual salary. The profit-sharing percentage for the years 2010, 2009 and 2008 was 18.0 percent, 0.0 percent and 6.0 percent, respectively.

Share-based payments
The total gross amount of recognized expenses associated with share-based payments was EUR 12.1 million in 2010, EUR 13.4 million in 2009 and EUR 13.5 million in 2008.

Total compensation expenses related to non-vested awards to be recognized in future periods amount to EUR 16.7 million as per December 31, 2010 (2009: EUR 15.4 million; 2008: EUR 17.5 million). The weighted average period over which these costs are expected to be recognized is calculated at 1.3 years (2009: 1.2 years; 2008: 1.5 years).

Stock option transactions are summarized as follows:

		Weighted average
	Number of	exercise price per
	options	ordinary share (EUR)
Outstanding, January 1, 2008	15,036,599	20.90
Granted	1,151,203	15.76
Exercised	(1,119,426)	12.03
Forfeited	(984,832)	11.99
Expired	(2,008,620)	17.02

Outstanding, December 31, 2008	12,074,924	22.57
Granted	368,752	15.67
Exercised	(1,014,287)	10.73
Forfeited	(197,346)	19.56
Expired	—	—
Transfer to/from Board of Management[1]	79,536	23.40

Outstanding, December 31, 2009	11,311,579	23.47
Granted	55,565	23.37
Exercised	(2,263,276)	11.22
Forfeited	(60,376)	18.53
Expired	(60,067)	15.38

Outstanding, December 31, 2010	8,983,425	26.66
Exercisable, December 31, 2010	8,161,139	27.66
Exercisable, December 31, 2009	10,264,985	24.06
Exercisable, December 31, 2008	9,717,891	24.32

1	In 2009, as a result of a change in the Board of Management 79,536 stock options were transferred between employee benefits and Board of Management remuneration.

The estimated weighted average fair value of options granted during 2010, 2009 and 2008 was EUR 8.14, EUR 6.03 and EUR 6.77, respectively, on the date of grant.

The weighted average share price at the date of exercise for stock options for the year ended December 31, 2010 was EUR 24.61 (2009: EUR 20.31; 2008: EUR 17.91).

Details with respect to the outstanding stock options are set out in the following table:

	Number		Weighted average	Weighted average
	oustanding		remaining	exercise price of
Range of exercise	December 31,	Number exercisable	contractual life of	oustanding options
prices (EUR)	2010	December 31, 2010	outstanding options (years)	(EUR)
0.15 - 7.94	325,482	288,516	4.56	1.22
8.17 - 12.62	2,894,858	2,874,158	4.38	11.46
12.75 - 19.13	1,518,478	1,003,914	6.03	16.81
19.45 - 29.18	653,677	403,621	7.28	23.41
29.65 - 44.48	21,000	21,000	1.07	36.89
45.02 - 67.53	3,569,930	3,569,930	1.07	46.02

Total	8,983,425	8,161,139	3.56	26.66

Details with respect to stock options and shares are set out in the following table:

Year ended December 31
(in thousands, except for contractual term)	2008	2009	2010
Aggregate intrinsic value of stock options exercised (EUR)	5,894	10,140	30,546
Total fair value at vesting date of shares vested during the year (EUR)	4,288	8,465	9,469
Aggregate remaining contractual term of currently exercisable options (years)	4.83	4.28	3.14
Aggregate intrinsic value of exercisable stock options (EUR)	11,671	77,813	71,524
Aggregate intrinsic value of outstanding stock options (EUR)	15,491	84,554	81,402

Employee share issuances in 2010 are summarized as follows:

		Conditionally					Conditionally
		outstanding	Number of	Share			outstanding
		shares at	conditionally	price at			shares at	End of
		January 1,	shares	grant	Forfeited/		December 31,	vesting
Share plan	Year	2010	granted	date (EUR)	expired	Vested	2010	period
Employee plan	2007	42,570	—	24.26	(1,854)	(40,716)	—	10/19/2010
Brion stock plan	2007	110,675	—	17.50	—	(110,675)	—	03/07/2010
Brion performance stock plan	2007	40,822	—	23.12	(2,000)	(38,822)	—	12/31/2010
New hire performance stock plan	2007	8,182	—	22.00	(2,727)	(5,455)	—	12/31/2010
Senior management plan[1]	2007	31,164	—	17.80	(5,662)	(25,502)	—	10/19/2010
Employee plan	2008	34,622	—	14.87	(1,180)	—	33,442	07/18/2011
Brion performance stock plan	2008	134,752	—	12.95	(6,604)	(64,074)	64,074	12/31/2011
New hire performance stock plan January	2008	4,362	—	17.60	(727)	(1,454)	2,181	01/19/2011
Incentive share plan January	2008	2,500	—	17.60	—	—	2,500	01/19/2011
New hire performance stock plan July	2008	22,698	—	14.83	(2,523)	(5,044)	15,131	12/31/2011
New hire performance stock plan October	2008	7,875	—	11.43	—	(2,625)	5,250	10/17/2011
Senior management plan	2008	91,104	—	13.05	(9,257)	—	81,847	07/18/2011
Employee plan	2009	93,150	—	24.14	(1,200)	—	91,950	10/16/2012
Senior management plan	2009	225,875		19.85	(13,475)	—	212,400	10/16/2012
New hire performance stock plan January	2010	—	27,066	23.38	(4,116)	—	22,950	01/22/2013
New hire performance stock plan April	2010	—	6,595	25.59	—	—	6,595	04/16/2013
Brion performance stock plan	2010	—	79,395	25.59	—	—	79,395	04/16/2013
Employee plan	2010	—	118,100	23.37	—	—	118,100	10/15/2013
New hire performance stock plan October	2010	—	9,042	23.37	—	—	9,042	10/15/2013

Total		850,351	240,198		(51,325)	(294,367)	744,857

1	In 2009, as a result of a change in the Board of Management shares were transferred between employee benefits and Board of Management remuneration.

Options granted under ASML’s stock option plans have fixed exercise prices equal to the closing price of the Company’s ordinary shares on Euronext Amsterdam on the applicable grant-dates. Granted stock options generally vest over a three-year period with any unexercised stock options expiring ten years after the grant-date.

The fair value of the stock options is determined using a Black-Scholes option valuation model.

The Black-Scholes option valuation of the fair value of the Company’s stock options is based on the following assumptions:

Year ended December 31	2008	2009	2010
Weighted average share price (in EUR)	12.5	16.7	24.1
Volatility (in percentage)	54.5	51.7	36.4
Expected life (in years)	4.9	4.6	4.6
Risk free interest rate	4.4	3.2	2.5
Expected dividend yield (in EUR)	1.15	1.06	1.06
Forfeiture rate[1]	—	—	—

1	For of the three years ended December 31, 2010, forfeitures are estimated to be nil.

When establishing the expected life assumption the Company annually takes into account the contractual terms of the options as well as historical employee exercise behavior.

Share-based payment plans
The Company has adopted various share and option plans for its employees. Each year, the Board of Management determines, by category of ASML personnel, the total available number of share options and maximum number of shares that can be granted in that year. The determination is subject to the approval of the Supervisory Board of the Company.

Senior management plan
The senior management plan consists of two parts, both including a half year performance condition based on a targeted Return On Average Invested Capital (“ROAIC”) and a three-year service condition. ROAIC is determined by dividing the average income (loss) from operations less provision for (benefit from) income taxes by the average invested capital. The average invested capital is determined by total assets less cash and cash equivalents, less current liabilities.

Shares are granted two times per year under the senior management plan. Stock options granted under the senior management plan have fixed exercise prices equal to the closing price of the Company’s ordinary shares on Euronext Amsterdam on the date the plan was communicated to senior management (announcement date). The fair value of shares is determined based on the closing price of the Company’s ordinary shares on Euronext Amsterdam on the announcement date. The announcement date may differ from the grant-date for reason of later approval and mutual understanding of the performance condition. Granted awards generally vest over a two to three-year period with any unexercised share options expiring ten years after the announcement date.

Employee plan
The employee plan includes a three-year service condition. Stock options granted under the employee plan have fixed exercise prices equal to the closing price of the Company’s ordinary shares on Euronext Amsterdam on the grant-date. The fair value of shares is determined based on the closing price of the Company’s ordinary shares on Euronext Amsterdam on the grant-date. Granted awards vest over a three-year period with any unexercised share options expiring ten years after the grant-date.

Employee Purchase Plan
Every quarter, ASML offers its worldwide payroll employees the opportunity to buy ASML shares or ASML share options against fair value out of their net salary. The fair value for shares is determined based on the closing price of the ordinary shares on Euronext Amsterdam on the grant-date. The fair value of the share options is determined using a Black-Scholes option valuation model. For the assumptions on which the Black-Scholes option valuation model is used, see the disclosure above under the caption “Share Option Plans”. The maximum net amount for which employees can participate in the plan amounts to 10.0 percent of gross base salary. When employees retain the shares and/or stock options for a minimum of 12 months, ASML will pay out a 20.0 percent cash bonus on the net invested amount.

New hire performance stock plan
Some new hires are eligible to conditional performance stock awards, under the conditions set out in the general terms and conditions. The maximum number of performance stock will be determined on the day of conditional grant and will be based upon the market fair value of an ASML share per that day. The ultimately awarded number of shares of performance stock will be determined on yearly targets over a three-year period of achievement. These targets are financial parameters relating to ROAIC parameters of a benchmark group or financial parameters relating to ASML ROAIC.

Brion stock plan
The Brion stock plan includes a three-year service condition. The fair value of the stock is determined based on the closing price of the Company’s ordinary shares on NASDAQ on the grant-date.

Brion performance stock plan
The performance stock awards are conditional on the executive completing a three to four-year requisite service period and on achievement of the performance conditions. The performance target is based on multiple metrics, each with its own weight. The fair value of the stock is determined based on the closing price of the Company’s ordinary shares on the NASDAQ on the grant-date.

Brion stock option plan
At the effective date of the acquisition the existing stock options of Brion have been converted to ASML stock options leaving the vesting terms and conditions unchanged. The fair value of the stock options was determined using a Black-Scholes option valuation model. The fair value of the stock options relating to past services is part of the total purchase consideration. The fair value of the stock options relating to future services will be part of future compensation expenses. Granted awards vest over a four-year period.

Stock Option Extension Plans and Financing
In 2002, employees were offered an extension of the option period for options granted in 2000. As a result the option period was extended until 2012. Employees who accepted the extension became subject to additional exercise periods in respect of their options. At the modification date, there was no intrinsic value of the modified award because the exercise price under each plan still exceeded ASML’s share price on the modification date. As a result, these stock option extensions did not result in recognition of any compensation expense in accordance with ASC 718.

Stock option plans that were issued before 2001 were constructed with a virtual financing arrangement in compliance with the applicable laws and after obtaining the necessary corporate approvals, whereby ASML loaned the tax value of the options granted to employees subject to the Dutch tax-regime. The interest-free loans issued under this arrangement are repayable to ASML on the exercise date of the respective option, provided that the option is actually exercised. If the options expire unexercised, the loans are forgiven. ASML’s Supervisory Board approved the Stock Option Plans 2000 at the time, including the loans, as these were part of the Stock Option Plan.

In 2006, the Company launched a stock option plan for Dutch employees holding stock options granted in 2000 (option “A”), which expire in 2012. In this plan the Company granted options (option “B”) which only become effective after option “A” expires unexercised in 2012. The virtual employee loan in conjunction with option “A” will then be transferred to option “B” and consequentially gets the status of a perpetual loan. In total 932 employees chose to join this plan. Under the plan ASML granted 1,515,643 stock options and recognized additional compensation expenses of EUR 0.8 million for the year ended December 31, 2006.

Policy for issuing shares upon exercise
In 2010, 2009 and 2008, only repurchased shares were used to satisfy the option rights upon exercise.

Legal contingencies	12 Months Ended
Dec. 31, 2010
Legal contingencies [Abstract]
Legal contingencies

17. Legal contingencies
ASML is party to various legal proceedings generally incidental to its business. ASML also faces exposure from other actual or potential claims and legal proceedings. In addition, ASML customers may be subject to claims of infringement from third parties alleging that the ASML equipment used by those customers in the manufacture of semiconductor products, and/or the methods relating to use of the ASML equipment, infringes one or more patents issued to those third parties. If these claims were successful, ASML could be required to indemnify such customers for some or all of any losses incurred or damages assessed against them as a result of that infringement.

The Company accrues for legal costs related to litigation in its statement of operations at the time when the related legal services are actually provided to ASML.

From late 2001 through 2004, the Company was party to a series of civil litigations and administrative proceedings in which Nikon alleged ASML’s infringement of Nikon patents relating to lithography. ASML in turn filed claims against Nikon. Pursuant to agreements executed on December 10, 2004, ASML, Zeiss and Nikon agreed to settle all pending worldwide patent litigation between the companies. The settlement included an exchange of releases, a patent Cross-License agreement related to lithography equipment used to manufacture semiconductor devices (the “Nikon Cross-License Agreement”) and payments to Nikon by ASML and Zeiss. In connection with the settlement, ASML and Zeiss made settlement payments to Nikon from 2004 to 2007. The license period for certain patents subject to the Nikon Cross-License Agreement, which were not perpetually licensed, ended on December 31, 2009. Pursuant to the terms of the Nikon Cross-License Agreement, the parties have agreed, from January 1, 2010 to December 31, 2014 (the “Cross-License Transition Period”), not to bring suit for claims related to infringement of those patents or for claims related to infringement of patents issued during the Cross-License Transition Period. However, beginning on January 1, 2015, the parties may bring suit for infringement of patents subject to the Nikon Cross-License Agreement, including any infringement that occurred during the Cross-License Transition Period. Damages related to claims for patent infringement occurring during the Cross-License Transition Period are limited to three percent of the net sales price of products utilizing patents that are valid and enforceable.

Income taxes	12 Months Ended
Dec. 31, 2010
Income taxes [Abstract]
Income taxes

18. Income taxes
The components of (provision for) benefit from income taxes are as follows:

Year Ended December 31	2008	2009	2010
(in thousands)	EUR	EUR	EUR
Current tax	50,857	(29,970)	(180,613)
Deferred tax	(38,131)	50,595	(40,090)

Total	12,726	20,625	(220,703)

The Dutch statutory tax rate was 25.5 percent in 2010, 2009 and 2008. Tax amounts in other jurisdictions are calculated at the rates prevailing in the relevant jurisdictions.

The reconciliation between the (provision for) benefit from income taxes shown in the consolidated statements of operations, based on the effective tax rate, and expense based on the Dutch tax rate, is as follows:

Year Ended December 31	2008		2009		2010
(in thousands)	EUR	%	EUR	%	EUR	%
Income (loss) from operations before income taxes	309,644	100.0	(171,550)	100.0	1,242,523	100.0
Income tax (provision) benefit based on the Company’s domestic rate	(78,959)	25.5	43,745	25.5	(316,843)	25.5
Effects of tax rates in foreign jurisdictions	26,764	(8.6)	18,482	10.8	35,865	(2.9)
Adjustments in respect of changes in
the applicable tax rate	—	—	—	—	66,312	(5.3)
Adjustments in respect of prior years’ current taxes	80,390	(26.0)	(36,267)	(21.2)	25,648	(2.1)
Other credits and non-taxable items	(15,469)	5.0	(5,335)	(3.1)	(31,685)	2.6

(Provision for) benefit from income taxes shown in the consolidated statements of operations	12,726	(4.1)	20,625	12.0	(220,703)	17.8

Income tax (Provision) benefit based on the Company’s domestic rate
(Provision for) benefit from income taxes is based on the Company’s domestic income tax rate and reflects the (provision for) benefit from income taxes that would have been applicable if all of the Company’s income (loss) was derived from its Dutch operations and there were no permanent book tax differences and no other tax facilities.

Effects of tax rates in foreign jurisdictions
A portion of ASML’s results are realized in countries other than the Netherlands where different tax rates are applicable.

Adjustments in respect of changes in the applicable tax rate
In December 2010, ASML reached agreement with the Dutch fiscal authorities regarding the application of the “Innovation Box”, a facility under Dutch corporate tax law pursuant to which income associated with R&D is partially exempted from taxation. This tax ruling has retroactive effect to January 1, 2007 and is valid through December 31, 2016. Thereafter the validity of this ruling may be extended or this ruling may be adapted depending on a possible change of circumstances. While the Company’s domestic nominal rate was 25.5 percent in 2010, for the ASML entities in the Dutch fiscal group, the tax rate is effectively reduced as a result of the Innovation Box effect for current and prior years. As a result certain Dutch deferred tax assets, Dutch deferred tax liabilities and other taxes will be realized in future years against the reduced effective tax rate resulting from the Innovation Box. The net effect amounts to EUR 26.8 million (loss) or 2.2 percent of income from operations before income taxes. The Innovation Box effect for the current year amounts to EUR 93.5 million (gain) or 7.5 percent of income from operations before income taxes.

At the end of 2010, the Dutch government enacted a tax rate reduction from 25.5 percent in 2010 to 25.0 percent in 2011. As a result, the value of certain Dutch deferred tax assets and liabilities was reduced by EUR 0.4 million (loss).

Adjustments in respect of prior years’ current taxes
In 2008, ASML recognized income tax benefit of EUR 80.4 million or 26.0 percent of income from operations before income taxes mainly attributable to three items on which the Company reached agreement with the Dutch tax authorities (EUR 69.8 million including interest or 22.5 percent). These items were the treatment of taxable income related to ASML’s patent portfolio (application of the “Royalty Box”) in 2007, the valuation of intellectual property rights acquired in the past against historical exchange rates, and the treatment of taxable income related to a temporarily depreciated investment in ASML’s United States subsidiary, all of which had a favorable impact on the effective tax rate for 2008.

In 2009, ASML recognized tax expense of EUR 36.3 million or 21.2 percent of loss from operations before income taxes mainly attributable to the reversal of the 2007 Royalty Box benefit which had an unfavorable impact on the effective tax rate for 2009 (EUR 43.5 million including interest or 25.4 percent). In 2009, based on a tax law change effective January 1, 2010, ASML decided to reverse the Royalty Box benefits of 2007, as management at that time expected that a clean start of the Innovation Box (which under Dutch law replaced the Royalty Box as of January 1, 2010) in 2010 would result in a higher cumulative benefit for ASML.

In 2010, ASML recognized tax benefit of EUR 25.6 million or 2.1 percent of income from operations before income taxes mainly attributable to the application of the Innovation Box for prior years, which had a favorable effect on the effective tax rate for 2010 (EUR 37.5 million including interest or 3.0 percent).

Other credits and non-taxable items
Other credits and non-taxable items reflect the impact on statutory rates of permanent non-taxable items such as non-deductible taxes, non-deductible interest expense, and non-deductible meals and entertainment, as well as the impact of (the reversal of) various tax credits on the Company’s provision for income taxes and movements in the liability for unrecognized tax benefits.

Income taxes recognized directly in equity
Income taxes recognized directly in equity (including other comprehensive income) is as follows:

Income tax recognized in equity	2008	2009	2010
(in thousands)	EUR	EUR	EUR
Current tax
Derivative financial instruments[1]	(16,081)	—	8,262
Share-based payments	(2,144)	—	(106)
Deferred tax
Derivative financial instruments[1]	—	813	—
Share-based payments	—	(1,954)	—

Total income tax recognized in equity	(18,225)	(1,141)	8,156

1	Recognized directly in Other Comprehensive Income.

Liability for unrecognized tax benefits and deferred taxes
The deferred tax position and liability for unrecognized tax benefits recorded on the balance sheet are as follows:

As of December 31	2009	2010
(in thousands)	EUR	EUR
Liability for unrecognized tax benefits	(133,270)	(162,066)
Deferred tax position	194,486	193,587

Total	61,216	31,521

Liability for unrecognized tax benefits
The calculation of the Company’s liability for unrecognized tax benefits involves uncertainties in the application of complex tax laws. The Company’s estimate for the potential outcome of any uncertain tax issue is highly judgmental. The Company believes that it has adequately provided for uncertain tax positions. However, settlement of these uncertain tax positions in a manner inconsistent with its expectations could have a material impact on its consolidated financial statements.

Consistent with the provisions of ASC 740, as of December 31, 2010, ASML has a liability for unrecognized tax benefits of EUR 162.1 million (2009: EUR 133.3 million). An amount of EUR 143.9 million of this liability for unrecognized tax benefits is classified as non-current deferred and other tax liabilities because payment of cash is not expected within one year, while an amount of EUR 18.2 million of this liability for unrecognized tax benefits is classified as current deferred and other tax liabilities because payment of cash is expected within one year. The 2009 liability for unrecognized tax benefits was classified as non-current deferred and other tax liabilities since at that time, payment of cash is not expected within one year. The total liability for unrecognized tax benefits, if reversed, would have a favorable effect on the Company’s effective tax rate.

Expected interest and penalties related to income tax liabilities have been accrued for and are included in the liability for unrecognized tax benefits and in the (provision for) benefit from income taxes. The balance of accrued interest and penalties recorded in the consolidated balance sheets of December 31, 2010 amounted to EUR 33.8 million (2009: EUR 28.5 million). Accrued interest and penalties recorded in the consolidated statements of operations of 2010 amounted to EUR 5.3 million (2009: EUR 4.9 million; 2008: EUR 2.1 million) and are included under (provision for) benefit from income taxes.

A reconciliation of the beginning and ending balance of the liability for unrecognized tax benefits is as follows:

As of December 31	2009	2010
(in millions)	EUR	EUR
Balance, January 1	124.2	133.3
Gross increases – tax positions in prior period	6.4	8.6
Gross decreases – tax positions in prior period	(1.8)	(1.1)
Gross increases – tax positions in current period	10.6	24.7
Settlements	(4.3)	(3.4)
Lapse of statute of limitations	(1.8)	—

Total liability for unrecognized tax benefits	133.3	162.1
Less: current portion of liability for unrecognized tax benefits	—	18.2
Non-current portion of liability for unrecognized tax benefits	133.3	143.9

For the year ended December 31, 2010, there were no material changes compared to 2009 related to the liability for unrecognized tax benefits that impacted the Company’s effective tax rate.

The Company estimates that the total liability for unrecognized tax benefits will decrease by EUR 30.0 million within the next 12 months. The estimated changes to the liability for unrecognized tax benefits within the next 12 months are mainly due to a cash payment in order to be able to contest the assessment, expected settlements and expiration of statute of limitations.

The Company is subject to tax audits in its major tax jurisdictions for years from and including 2007 onwards in the Netherlands, for years from and including 2004 onwards for Hong Kong, and for years from and including 2001 onwards for the United States. In the course of such audits, local tax authorities may challenge the positions taken by the Company. For the years 2004 and 2005, the applicable tax rate of taxable profits is subject to tax audits in certain tax jurisdictions.

Deferred tax position
The changes in deferred income tax assets and liabilities consist of the following elements:

Changes in deferred tax assets and liabilities	2009	2010
(in thousands)	EUR	EUR
Balance, January 1	134,268	194,486
Income statement	59,639	(11,943)
Equity	1,141	—
Exchange differences	(562)	11,044

Balance, December 31	194,486	193,587

The deferred tax position is classified in the consolidated financial statements as follows:

As of December 31	2009	2010
(in thousands)	EUR	EUR
Deferred tax assets – current	119,404	134,429
Deferred tax assets – non-current	133,263	71,008
Total deferred tax assets	252,667	205,437
Deferred tax liabilities – current	(3,047)	(65)
Deferred tax liabilities – non-current	(55,134)	(11,785)
Total deferred tax liabilities	(58,181)	(11,850)

Total	194,486	193,587

Non-current deferred tax assets decreased as a result of a reduction of the effective tax rate in the Netherlands pursuant to the application of the Innovation Box and a reduction of the Dutch statutory income tax rate to 25.0 percent as of January 1, 2011. In addition non-current deferred tax assets decreased as a result of a decrease in R&D costs which are tax deductible in future years. Both current and non-current deferred tax assets decreased as a result of the use of tax carry-forward losses in 2010 in the Netherlands and the United States. For the current deferred tax assets, this decrease was more than offset by an increase in deferred tax assets relating to work-in-process inventories. Furthermore, non-current deferred tax liabilities decreased mainly relating to a temporarily depreciated investment which was repaid in the period 2006 through 2010 in five equal installments. As of December 31, 2010, this repayment obligation has been fulfilled.

The composition of total deferred tax assets and liabilities in the consolidated financial statements is as follows:

Deferred tax assets
Composition of		Income		Exchange
temporary differences	January 1, 2009	statement	Equity	differences	December 31, 2009
(in thousands)	EUR	EUR	EUR	EUR	EUR
Tax effect carry-forward losses	57,832	48,977	1,141	(890)	107,060
Inventories	33,298	2,456	—	3	35,757
Capitalized research and development expenditures	43,522	(10,240)	—	(34)	33,248
Bilateral advance pricing agreement[1]	20,856	(6,379)	—	(87)	14,390
Fixed assets	5,840	7,821	—	(271)	13,390
Provisions	16,406	(4,018)	—	34	12,422
Restructuring and impairment	12,840	(5,248)	—	412	8,004
Share-based payments	3,445	1,426	—	(74)	4,797
Deferred revenue	6,107	(1,858)	—	(14)	4,235
Installation and warranty reserve	4,718	(1,041)	—	68	3,745
Alternative minimum tax credits[2]	3,016	(151)	—	31	2,896
Other temporary differences	12,033	567	—	123	12,723

Total	219,913	32,312	1,141	(699)	252,667

1	The Bilateral advance pricing agreement relates to intellectual property which is capitalized from a tax perspective resulting in a temporary difference.
2	Alternative minimum tax credits relate to prepaid United States taxes which are credited against future taxable profits after the carry-forward losses used.

Deferred tax liabilities
Composition of		Income		Exchange
temporary differences	January 1, 2009	statement	Equity	differences	December 31, 2009
(in thousands)	EUR	EUR	EUR	EUR	EUR
Temporary depreciation investments[1]	(72,587)	36,294	—	—	(36,293)
Fixed assets	—	(7,508)	—	154	(7,354)
Brion intellectual property	(8,862)	1,953	—	21	(6,888)
Transfer pricing	—	(2,878)	—	(108)	(2,986)
Borrowing costs	(2,020)	(696)	—	—	(2,716)
Other temporary differences	(2,176)	162	—	70	(1,944)

Total	(85,645)	27,327	—	137	(58,181)

1	The Company has temporarily depreciated part of its investments in its United States group companies which has been deducted from the taxable base in the Netherlands.

Deferred tax assets
Composition of		Income		Exchange
temporary differences	January 1, 2010	statement	Equity	differences	December 31, 2010
(in thousands)	EUR	EUR	EUR	EUR	EUR
Tax effect carry-forward losses	107,060	(84,794)	—	5,490	27,756
Inventories	35,757	34,155	—	1,212	71,124
Capitalized research and development expenditures	33,248	(7,504)	—	1,495	27,239
Bilateral advance pricing agreement[1]	14,390	(6,778)	—	381	7,993
Fixed assets	13,390	(9,244)	—	240	4,386
Provisions	12,422	8,671	—	735	21,828
Restructuring and impairment	8,004	(2,572)	—	642	6,074
Share-based payments	4,797	(3,488)	—	369	1,678
Deferred revenue	4,235	6,475	—	180	10,890
Installation and warranty reserve	3,745	4,137	—	210	8,092
Alternative minimum tax credits[2]	2,896	1,588	—	174	4,658
Other temporary differences	12,723	(916)	—	1,912	13,719

Total	252,667	(60,270)	—	13,040	205,437

1	The Bilateral advance pricing agreement relates to intellectual property which is capitalized from a tax perspective resulting in a temporary difference.
2	Alternative minimum tax credits relate to prepaid United States taxes which are credited against future taxable profits after the carry-forward losses used.

Deferred tax liabilities
Composition of		Income		Exchange	December 31,
temporary differences	January 1, 2010	statement	Equity	differences	2010
(in thousands)	EUR	EUR	EUR	EUR	EUR
Temporary depreciation investments[1]	(36,293)	36,293	—	—	—
Fixed assets	(7,354)	(1,741)	—	(566)	(9,661)
Brion intellectual property	(6,888)	7,981	—	(1,093)	—
Transfer pricing	(2,986)	3,237	—	(251)	—
Borrowing costs	(2,716)	1,485	—	—	(1,231)
Other temporary differences	(1,944)	1,072	—	(86)	(958)

Total	(58,181)	48,327	—	(1,996)	(11,850)

1	The Company has temporarily depreciated part of its investments in its United States group companies which has been deducted from the taxable base in the Netherlands.

Tax effect carry-forward losses
Deferred tax assets from carry-forward losses result predominantly from net operating loss carry-forwards incurred in the Netherlands and the United States prior to 2010. Available Dutch net operating losses were fully utilized to offset taxable income during 2010.

Net operating losses qualified as tax losses under United States federal tax laws incurred by United States group companies can in general be offset against future profits realized in the 20 years following the year in which the losses are incurred. The Company’s ability to use its carry forward United States federal tax losses in existence at December 31, 2010, will expire in the period 2021 through 2023. Net operating losses qualified as tax losses under United States state tax laws incurred by United States group companies can in general be offset against future profits realized in the 5 to 20 years following the year in which the losses are incurred. The period of net operating loss carry forward for United States state tax purposes depends on the state in which the tax loss arose. The Company’s ability to use United States state tax loss carry forwards in existence at December 31, 2010, is subject to varying state statutes (providing for periods of between 5 and 20 years) and valuation allowances have been set up for state carry forward losses that are not expected to be realized before they expire. The total amount of losses carried forward under United States federal tax laws as of December 31, 2010, is EUR 72.1 million tax basis or EUR 27.8 million tax effect. Management believes that all qualified federal tax losses will be offset by future taxable income before the Company’s ability to utilize those losses expires. This analysis takes into account the Company’s projected future taxable income from operations and possible tax planning alternatives available to the Company.

Segment disclosure	12 Months Ended
Dec. 31, 2010
Segment disclosure [Abstract]
Segment disclosure

19. Segment disclosure
Segment information has been prepared in accordance with ASC 280, “Segment Reporting” (ASC 280).

ASML operates in one reportable segment for the development, manufacturing, marketing and servicing of lithography equipment. In accordance with ASC 280, ASML’s Chief Executive Officer has been identified as the chief operating decision-maker, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Company.

Management reporting includes net system sales figures of new and used systems. Net sales for new and used systems were as follows:

Year Ended December 31	2008	2009	2010
(in thousands)	EUR	EUR	EUR
New systems	2,346,337	993,260	3,704,290
Used systems	170,425	181,598	190,452

Net system sales	2,516,762	1,174,858	3,894,742

In 2010, net sales increased by 182.4 percent to EUR 4,507.9 million from EUR 1,596.1 million in 2009 (2008: EUR 2,953.7 million). The increase in net sales was caused by the recovery of the semiconductor equipment industry, which started in the second half of 2009 and continued in 2010, as customers invested in KrF systems for basic capacity growth and new leading-edge immersion technology, for enabling new technology ramp-ups. In contrast, the first half of 2009, was characterized by the collapse of the semiconductor equipment demand as a result of the financial and economic crisis.

For geographical reporting, net sales are attributed to the geographic location in which the customers’ facilities are located. Identifiable assets are attributed to the geographic location in which these assets are located. Net sales and identifiable assets (total assets excluding goodwill and other intangible assets) by geographic region were as follows:

Year Ended December 31	Net sales	Identifiable assets
(in thousands)	EUR	EUR
2008
Japan	437,202	239,746
Korea	909,941	12,204
Singapore	72,245	5,174
Taiwan	361,808	62,509
Rest of Asia	252,713	374,285
Europe	280,040	2,788,091[1]
United States	639,729	337,324

Total	2,953,678	3,819,333

2009
Japan	41,075	103,399
Korea	377,677	24,931
Singapore	155,825	7,987
Taiwan	440,222	63,502
Rest of Asia	144,004	398,959
Europe	68,652	2,609,319[1]
United States	368,608	406,464

Total	1,596,063	3,614,561

2010
Japan	396,748	345,160
Korea	1,396,028	31,859
Singapore	215,357	17,189
Taiwan	1,380,400	77,125
Rest of Asia	239,914	1,749,879
Europe	203,548	3,382,117
United States	675,943	422,092

Total	4,507,938	6,025,421

1	As of January 1, 2010 ASML adopted ASC 810 “Amendments to FIN 46(R)” which resulted in the consolidation of the VIE that owns ASML’s headquarters in Veldhoven, the Netherlands. The comparative figures for 2008 and 2009 have been adjusted to reflect this change in accounting policy. See Note 1 and Note 11.

In 2010, sales to the largest customer accounted for EUR 1,270.8 million or 28.2 percent of net sales (2009: EUR 348.8 million or 21.9 percent of net sales; 2008: EUR 754.4 million or 25.5 percent of net sales). ASML’s three largest customers (based on net sales) accounted for 42.4 percent of accounts receivable at December 31, 2010, 44.0 percent of accounts receivable at December 31, 2009, and 42.2 percent of accounts receivable at December 31, 2008.

Substantially all of ASML’s sales were export sales in 2010, 2009 and 2008.

Board of Management and Supervisory Board remuneration	12 Months Ended
Dec. 31, 2010
Board of Management and Supervisory Board remuneration [Abstract]
Board of Management and Supervisory Board remuneration

20. Board of Management and Supervisory Board remuneration
The remuneration of the members of the Board of Management is determined by the Supervisory Board on the advice of the Remuneration Committee, in cooperation with the Audit Committee and the Technology and Strategy Committee of the Supervisory Board. The Supervisory Board, upon recommendation of its Remuneration Committee, submitted an update of the Remuneration Policy for the Board of Management to the General Meeting of Shareholders, which was adopted on March 24, 2010 (the “2010 remuneration policy”). Under the 2010 remuneration policy, the level of total direct compensation was maintained although adjustments were made to better reflect:

1. The shifting focus from short-term incentives (“STI”) to long-term incentives (“LTI”);

2. Further improved alignment of performance criteria to business needs; and

3. Alignment of the pension arrangement with the adjusted excedent pension arrangement for ASML employees in the Netherlands and with common market practice for executive pensions in the Netherlands.

The 2010 Remuneration Policy enables ASML to continue to attract, reward and retain qualified and experienced industry professionals in an international labor market. The remuneration structure and levels are determined by referencing to the market median of the appropriate top executive reference markets by benchmarking positions. The total remuneration consists of base salary, short-term performance incentives (in cash), long-term performance incentives (in shares) and other benefits.

Total direct compensation, pension and other benefits
Total direct compensation consists of base salary, a short-term performance incentive in the form of cash and a long-term performance incentive in the form of shares. In addition, the remuneration of the board of management contains pension and other benefits.

The remuneration of the members of the Board of Management in 2010, 2009 and 2008 was as follows:

							Total
		Fixed	Short-term (variable)		Long-term (variable)		Remuneration	Other
									Other benefits
		Base	STI	Option					and expense
	Financial	salary	(Cash)[1]	awards[2]	LTI (share awards)[3]		Total[5]	Pension[6]	reimbursement[7]
	Year	EUR	EUR	EUR	EUR		EUR	EUR	EUR
E. Meurice	2010	757,000	566,236	42,648	935,617	[4]	2,301,501	136,697	132,630
	2009	735,000	507,150	466,164	1,042,576		2,750,890	91,950	141,377
	2008	735,000	414,569	279,316	1,194,544		2,623,429	91,982	129,845

P.T.F.M. Wennink	2010	469,000	280,650	26,401	579,321	[4]	1,355,372	84,229	43,627
	2009	455,000	251,160	288,578	646,055		1,640,793	56,317	44,886
	2008	455,000	205,311	172,929	747,238		1,580,478	56,350	49,209

M.A. van den Brink	2010	497,000	297,405	28,025	617,004	[4]	1,439,434	90,388	44,817
	2009	483,000	266,616	306,336	681,179		1,737,131	59,880	44,992
	2008	483,000	217,945	183,276	785,809		1,670,030	59,913	43,686

F.J. van Hout	2010	412,000	246,541	23,209	471,700		1,153,450	65,300	34,549
	2009	400,000	220,800	241,522	123,111		985,433	40,800	35,199
	2008	—	—	—	—		—	—	—

F. Schneider-Maunoury[8]	2010	400,000	239,360	—	326,947		966,307	55,011	34,788
	2009	33,333	58,095	—	—		91,428	4,736	3,163
	2008	—	—	—	—		—	—	—

1	Actual STI (cash) chargeable to the company in the financial year (i.e. STI relating to performance in the current year but paid out in the next financial year). The accrued STI (cash) with respect to 2009 were paid out after ASML achieved a cumulative income from operations of at least 100 million Euro in two consecutive quarters after January 1, 2010. This was achieved on the basis of the first and second quarter results for 2010. The 2008 short-term incentives (cash) for Mr. Meurice, Mr. Wennink and Mr. van den Brink were partly paid in unconditional shares on February 3, 2009.
2	The remuneration reported as part of the option awards is based on costs incurred under U.S. GAAP. The costs of the option awards are based on the actual vested number of option awards multiplied by the fair value of the option awards at grant date and are recorded in the statements of operations on a straight line basis over the vesting period. The 2009 number of option awards that actually vested was 100 percent, whereas the 2008 number of option awards that actually vested was 50 percent.
3	The remuneration reported as part of the LTI (share awards) is based on costs incurred under U.S. GAAP. The costs of share awards are charged to the statements of operations over the three year vesting period based on the maximum achievable number of share awards. Therefore the costs for the financial year 2010 include costs of the Board of Management performance share plan 2010, 2009 and 2008. Furthermore, the difference between the amount based on the maximum achievable number of share awards and the amount based on the actual number of share awards that vest, is released to the statements of operations in the financial year in which the share awards vest.
4	The remuneration reported as part of the LTI (share awards) for the year 2010 includes a correction for the Board of Management performance share plan 2007 based on the actual number of share awards vested in 2010. The correction for Mr. Meurice, Mr. Wennink and for Mr. van den Brink amounts to EUR −296,287, EUR −183,612 and EUR −191,972, respectively.
5	This total reflects base salary, STI (cash), option awards and LTI (share awards).
6	The pension arrangement has been adjusted upwards to match common market practice as from 2010. Furthermore, since the pension arrangement for members of the Board of Management is a defined contribution plan, the Company does not have additional pension obligations beyond the annual premium contribution. As per 2010, the employee contribution to the pension plan is 4 percent of the pension base.
7	Other benefits and expense reimbursement include housing costs, company car costs, social security costs, health and disability insurance costs and representation allowances. As of 2009, all other benefits and expense reimbursement are gross amounts. Comparative figures for the year 2008 have been adjusted.
8	For 2009, the remuneration for Mr. Schneider-Maunoury regards only the month December.

Short-term incentive
The annual performance-related STI will have an on-target level of 75.0 percent of base salary for the Chief Executive Officer (“CEO”) and 60.0 percent for the other members of the Board of Management. The payouts are pro-rated, on a linear basis to the level of achievement of six performance criteria of which the weighting of each of the first five quantitative criteria is equal (80.0 percent in total) and the weighting of the sixth target, being based on qualitative objectives, is 20.0 percent. Of the five quantitative performance criteria, three are based on the achievement of measurable financial targets, one on technology based objectives and one on achievements in the market place. Additionally, the qualitative target is based on the achievement of agreed key objectives. The setting of the first four targets is semi-annual; the setting of the fifth and sixth targets is annual. The overall payout is annual and the cash incentive is accrued during the performance period. On January 17, 2011, the Remuneration Committee evaluated the Board of Managements’ performance on these six criteria and based on this evaluation, the payout level was determined to be 99.7 percent of the target level.

Performance Stock Options
In order to shift the focus from the short-term to the long-term, performance stock options are not a part of the new 2010 Remuneration Policy. The value of this part of the remuneration has been moved into the long-term incentive plan which is paid in shares. 2009 was the final year in which performance stock options were granted to the members of the Board of Management, which means the actual number of performance stock options for 2009 achievement were awarded for the last time in 2010. Once the options are unconditionally awarded after fulfillment of the performance conditions, the options will be retained (lock-up period) by the Board of Management member for at least two years after the date of unconditional award or until the termination of employment, whichever period is shorter. The fair value of the options granted is determined based on the Black-Scholes option valuation model.

Details of options awarded to members of the Board of Management are set out below:

				Number of	Fair value		Number of
				options	at grant		options
				at grant	date[1]		at vesting
	Grant date	Status	Full control	date	(EUR)	Vesting date	date
E. Meurice	02/02/2009	Unconditional	No	84,895	5.73	02/02/2010	84,895
	02/04/2008	Unconditional	No	84,895	6.41	02/04/2009	42,448
	01/17/2007	Unconditional	Yes	100,154	6.74	01/17/2008	95,146

P.T.F.M. Wennink	02/02/2009	Unconditional	No	52,554	5.73	02/02/2010	52,554
	02/04/2008	Unconditional	No	52,554	6.41	02/04/2009	26,277
	01/17/2007	Unconditional	Yes	62,067	6.74	01/17/2008	58,964

M.A. van den Brink	02/02/2009	Unconditional	No	55,788	5.73	02/02/2010	55,788
	02/04/2008	Unconditional	No	55,788	6.41	02/04/2009	27,894
	01/17/2007	Unconditional	Yes	64,888	6.74	01/17/2008	61,644

F.J. van Hout[2]	02/02/2009	Unconditional	No	46,201	5.73	02/02/2010	46,201
	07/18/2008	Unconditional	No	8,000	5.45	07/18/2011	8,000

F. Schneider-Maunoury	—	—	—	—	—	—	—

1	The fair value of the option award as of the grant date
2	The options granted to Mr. Van Hout on and before October 17, 2008, relate to his pre-Board of Management period at ASML

Details of vested options held by members of the Board of Management to purchase ordinary shares of ASML Holding N.V. are set out below:

			Share		Free	With lock-up
			price on		tradable	restriction	Exercise
	Jan. 1,	Exercised	exercise date	Vested	(Dec. 31,	(Dec. 31,	price	Expiration
	2010	during 2010	(EUR)	during 2010	2010)	2010)	(EUR)	date
E. Meurice	125,000	—	—	—	125,000	—	10.62	10/15/2014
	57,770	—	—	—	57,770	—	11.53	01/19/2015
	12,500	—	—	—	12,500	—	11.52	01/21/2015
	88,371	—	—	—	88,371	—	17.90	01/18/2016
	95,146	—	—	—	95,146	—	20.39	01/17/2017
	42,448	—	—	—	—	42,448	17.20	02/04/2018
	—	—	—	84,895	—	84,895	12.39	02/02/2019

P.T.F.M. Wennink	31,500	—	—	—	31,500	—	58.00	01/20/2012
	32,379	12,379	23.08	—	20,000	—	11.53	01/19/2015
	56,236	—	—	—	56,236	—	17.90	01/18/2016
	58,964	—	—	—	58,964	—	20.39	01/17/2017
	26,277	—	—	—	—	26,277	17.20	02/04/2018
	—	—	—	52,554	—	52,554	12.39	02/02/2019

M.A. van den Brink	31,500	—	—	—	31,500	—	58.00	01/20/2012
	59,098	19,098	23.08	—	40,000	—	17.90	01/18/2016
	61,644	—	—	—	61,644	—	20.39	01/17/2017
	27,894	—	—	—	—	27,894	17.20	02/04/2018
	—	—	—	55,788	—	55,788	12.39	02/02/2019

F.J. van Hout	4,100	4,100	23.08	—	—	—	7.88	01/20/2013
	15,000	—	—	—	15,000	—	10.11	07/18/2013
	1,365	1,365	23.08	—	—	—	10.11	07/18/2013
	10,000	—	—	—	10,000	—	17.34	01/19/2014
	20,000	—	—	—	20,000	—	12.02	07/16/2014
	9,000	—	—	—	9,000	—	11.56	04/15/2015
	14,000	—	—	—	14,000	—	17.90	10/20/2016
	1,388	—	—	—	1,388	—	24.26	10/19/2017
	3,987	—	—	—	3,987	—	11.43	10/17/2018
	—	—	—	46,201	—	46,201	12.39	02/02/2019

F. Schneider-Maunoury	—	—	—	—	—	—	—	—

Long-term incentive
The members of the Board of Management are eligible to receive performance shares which will be awarded annually under the condition of fulfillment of predetermined performance targets, which are measured over a period of three calendar years. The performance measures for obtaining performance targets will be ASML’s ROAIC position compared with the Peer Group (weighted 80.0 percent) and a qualitative target related to ASML’s long-term ability to keep performing at high standards (weighted 20.0 percent).

The maximum number of performance shares to be conditionally awarded will equal 146.25 percent of base salary divided by the value of one performance share (i.e. reflecting maximum achievement). ASML defines stretching targets, whereas for on target achievement, the value of performance shares will be 80 percent of base salary.

For the determination of the number of performance shares that will be conditionally awarded, ASML applies a fixed number approach. Under this approach, the number of shares is fixed for two consecutive years. Every two years, the fixed number is calculated using the maximum achievable value of 146.25 percent of base salary divided by the value of the performance share at the moment of grant in the respective year. In 2010, the fixed number calculation has been conducted.

Once the shares are unconditionally awarded after fulfillment of the performance conditions, the shares will be retained (for a lock-up period) by the Board of Management member for at least two years after the date of unconditional award or until the termination of employment, whichever period is shorter. ASML accounts for this share award performance plan as a variable plan.

Details of performance shares granted to members of the Board of Management are as follows:

				Number of	Fair value at		Number of
				shares at	grant date[1]	Vesting	shares
	Grant date	Status	Full control	grant date	(EUR)	date	at vesting date
E. Meurice	02/01/2010	Conditional	No	88,732	22.93	02/01/2013	—
	02/02/2009	Conditional	No	57,002	13.05	02/02/2012	—
	02/04/2008	Conditional	No	57,002	18.18	02/04/2011	—
	01/17/2007	Unconditional	No	66,338	20.39	01/17/2010	51,807
	01/18/2006	Unconditional	No	72,136	17.90	01/18/2009	72,136
	01/19/2005	Unconditional	Yes	36,972	11.53	01/19/2008	36,972

P.T.F.M. Wennink	02/01/2010	Conditional	No	54,974	22.93	02/01/2013	—
	02/02/2009	Conditional	No	35,287	13.05	02/02/2012	—
	02/04/2008	Conditional	No	35,287	18.18	02/04/2011	—
	01/17/2007	Unconditional	No	41,111	20.39	01/17/2010	32,106
	01/18/2006	Unconditional	No	45,905	17.90	01/18/2009	45,905
	01/19/2005	Unconditional	Yes	20,721	11.53	01/19/2008	20,721

M.A. van den Brink	02/01/2010	Conditional	No	58,256	22.93	02/01/2013	—
	02/02/2009	Conditional	No	37,458	13.05	02/02/2012	—
	02/04/2008	Conditional	No	37,458	18.18	02/04/2011	—
	01/17/2007	Unconditional	No	42,980	20.39	01/17/2010	33,565
	01/18/2006	Unconditional	No	48,241	17.90	01/18/2009	48,241
	01/19/2005	Unconditional	Yes	25,902	11.53	01/19/2008	25,902

F.J. van Hout[2]	02/01/2010	Conditional	No	48,293	22.93	02/01/2013	—
	02/02/2009	Conditional	No	31,021	13.05	02/02/2012	—
	07/18/2008	Conditional	No	4,000	17.20	07/18/2011	—
	10/19/2007	Unconditional	Yes	3,334	20.39	10/19/2010	1,667

F. Schneider-Maunoury	02/01/2010	Conditional	No	46,886	22.93	02/01/2013	—

1	The fair value of the shares as of the grant date.
2	The shares granted to Mr. Van Hout on and before October 17, 2008, relate to his pre-Board of Management period at ASML. No lock-up period is applicable for the shares granted to Mr. Van Hout in his pre-Board of Management period.

Pension Benefits
Members of the Board of Management are offered a pension plan based on defined contribution. The total defined contribution is a percentage of the pensionable salary and is dependent on the participant’s age at the beginning of the year. the Supervisory Board decided to adjust the pension arrangement for the Board of Management to be in line with common market practice.

Benefits upon termination of employment

Term of appointment/employment
Members of the Board of Management appointed after the 2004 amendment of the Articles of Association, are appointed for a period of four years, after which reappointment is possible for consecutive four-year terms. Messrs. P. Wennink and M. van den Brink’s appointment to the Board of Management is for an indefinite period of time, as their initial appointment was before 2004. The existing employment contracts, including all rights and obligations under these contracts, will be honored.

Severance agreement
Employment agreements with the Board of Management members concluded prior to March 31, 2004 (i.e. Messrs. Wennink and Van den Brink) do not contain specific provisions regarding benefits upon termination of those agreements. Potential severance payments in such case will be according to applicable law (e.g. cantonal formula in the Netherlands).

Employment agreements for members of the Board of Management appointed after March 31, 2004 (i.e. Messrs. Meurice, Van Hout and Schneider-Maunoury) do contain specific provisions regarding benefits upon termination of those agreements.

If the Company gives notice of termination of the employment agreement for reasons which are exclusively or mainly found in acts or omissions on the side of the Board of Management member, no severance amount will be granted. If this is not the case, a severance amount equal to one year base salary or a severance consistent with the Dutch Labor laws will be made available upon the effective date of termination.

This severance payment will also be made available in case the Board of Management member gives notice of termination of the employment agreement due to a significant difference of opinion between the respective executives and the Supervisory Board regarding his employment agreement, his function or the Company’s strategy.

Change in control
Board of Management members with an employment agreement dated after March 31, 2004 (i.e. Messrs. Meurice, Van Hout and Schneider-Maunoury) shall also be entitled to the aforementioned severance amount in the event ASML or its legal successor gives notice of termination due to a Change of Control (as defined in the employment agreement) or if the Board of Management member gives notice of termination, which is directly related to such Change of Control and such notice is given within twelve months from the date on which the Change of Control occurs.

Supervisory Board
The annual remuneration for Supervisory Board members covers the period from one Annual General Meeting of Shareholders to the next one. The annual remuneration is paid in quarterly installments starting after the Annual General Meeting of Shareholders.

The following table sets forth an overview of the remuneration awarded to Supervisory Board Members in 2010 and 2009:

					Selection and	Technology
		Supervisory	Audit	Remuneration	Nomination	and Strategy
Year ended December 31	2010	Board	Committee	Committee	Committee	Committee	Other[1]
Arthur P.M. van der Poel	80,000	55,000	10,000	—	7,500	7,500	—
Jos W.B. Westerburgen	60,000	40,000	—	10,000	10,000	—	—
OB Bilous	95,000	70,000	—	—	7,500	7,500	10,000
Frits W. Fröhlich	55,000	40,000	15,000	—	—	—	—
Hendrika (Ieke) C.J. van den Burg	47,500	40,000	—	7,500	—	—	—
William T. Siegle	80,000	70,000	—	—	—	10,000	—
Pauline F.M. van der Meer Mohr	47,500	40,000	—	7,500	—	—	—
Wolfgang H. Ziebart	57,500	40,000	10,000	—	—	7,500	—

Total	522,500	395,000	35,000	25,000	25,000	32,500	10,000

					Selection and	Technology
		Supervisory	Audit	Remuneration	Nomination	and Strategy
Year ended December 31	2009	Board	Committee	Committee	Committee	Committee	Other[1]
Arthur P.M. van der Poel	80,000	55,000	10,000	—	7,500	7,500	—
Jos W.B. Westerburgen	60,000	40,000	—	10,000	10,000	—	—
OB Bilous	95,000	70,000	—	—	7,500	7,500	10,000
Frits W. Fröhlich	55,000	40,000	15,000	—	—	—	—
Hendrika (Ieke) C.J. van den Burg	47,500	40,000	—	7,500	—	—	—
William T. Siegle	79,375	69,375	—	—	—	10,000	—
Pauline F.M. van der Meer Mohr[2,3]	47,500	40,000	—	7,500	—	—	—
Wolfgang H. Ziebart[2]	43,125	25,625	10,000	—	—	7,500	—
J.A. Dekker[4]	15,000	—	—	7,500	—	7,500	—

Total	522,500	380,000	35,000	32,500	25,000	40,000	10,000

1	To compensate for certain obligations ASML has towards the U.S. government as a result of the merger with SVG in 2001, one U.S. member receives an additional EUR 10,000 to fulfill these obligations.
2	Membership started March 26, 2009.
3	The amount paid to Ms. P. van der Meer Mohr in 2009 consists of an amount paid to Ms. P. van der Meer Mohr as observer to the Supervisory Board prior to her appointment, and an amount for her membership of the Supervisory Board and Remuneration Committee.
4	Membership ended March 26, 2009.

In addition, a net cost allowance was paid to each Supervisory Board member in 2010, amounting to EUR 1,800 per year, and EUR 2,400 per year for the Chairman of the Supervisory Board.

Members of the Board of Management and/or Supervisory Board are free to acquire or dispose of ASML shares or options for their own account, provided they comply with the applicable ASML Insider Trading Rules. Those securities are not part of members’ remuneration from the Company and are therefore not included.

Selected operating expenses and additional information	12 Months Ended
Dec. 31, 2010
Selected operating expenses and additional information [Abstract]
Selected operating expenses and additional information

21. Selected operating expenses and additional information
Personnel expenses for all payroll employees were:

Year ended December 31	2008	2009	2010
(in thousands)	EUR	EUR	EUR
Wages and salaries	477,374	436,888	551,683
Social security expenses	37,877	38,533	42,468
Pension and retirement expenses	39,045	39,825	40,593
Share-based payments	13,535	13,394	12,109

Personnel expenses	567,831	528,640	646,853

The average number of payroll employees in FTEs employed during 2010, 2009 and 2008 was 6,785, 6,624 and 6,840 respectively. The total number of payroll personnel employed in FTEs per sector was:

As of December 31	2008	2009	2010
Customer Support	2,389	1,910	2,236
SG&A	667	679	727
Industrial Engineering	—	277	398
Manufacturing & Logistics	1,731	1,639	2,475
R&D	3,010	2,813	3,225
Sourcing	462	367	125
Quality & Process Improvement	—	—	59

Total employees (in FTEs)	8,259	7,685	9,245
Less: Temporary employees (in FTEs)	1,329	1,137	2,061

Payroll employees (in FTEs)	6,930	6,548	7,184

In 2010, 2009 and 2008, a total of 3,805, 3,601 and 3,510 (on average) payroll employees in FTEs in the Company’s operations (excluding temporary employees), respectively, were employed in the Netherlands.

Research and development costs	12 Months Ended
Dec. 31, 2010
Research and development costs [Abstract]
Research and development costs (credits)

22. Research and development costs
R&D costs include credits for an amount of EUR 29.5 million, EUR 28.1 million and EUR 22.2 million during 2010, 2009 and 2008, respectively. R&D credits relate to world-wide (inter)governmental funding for certain strategic development programs.

Interest income and expense	12 Months Ended
Dec. 31, 2010
Interest income and expense [Abstract]
Interest income and expense

23. Interest income and expense
Interest income of EUR 15.1 million (2009: EUR 42.8 million and 2008: EUR 72.5 million) mainly relates to interest income on deposits, money market funds and on bank accounts, of which EUR 3.6 million (2009: EUR 27.9 million and 2008 EUR 12.9 million) relates to interest on cash pools which is reported on a gross basis in the consolidated statements of operations. From an economic and legal perspective this EUR 3.6 million (2009: EUR 27.9 million and 2008: EUR 12.9 million) interest income nets off against the same amount of interest expense.

Vulnerability due to certain concentrations	12 Months Ended
Dec. 31, 2010
Vulnerability due to certain concentrations [Abstract]
Vulnerability due to certain concentrations

24. Vulnerability due to certain concentrations
ASML relies on outside vendors to manufacture the components and subassemblies used in its systems, each of which is obtained from a sole supplier or a limited number of suppliers. ASML’s reliance on a limited group of suppliers involves several risks, including a potential inability to obtain an adequate supply of required components and reduced control over pricing and timely delivery of these subassemblies and components. In particular, from time to time, the number of systems ASML has been able to produce has been limited by the production capacity of Zeiss. Zeiss is currently ASML’s sole external supplier of lenses and other critical optical components and is capable of producing these lenses only in limited numbers and only through the use of its manufacturing and testing facility in Oberkochen and Wetzlar, Germany. During 2010, ASML’s sales were not limited by the deliveries from Zeiss.

ASML sells a substantial number of lithography systems to a limited number of customers. See Note 19. Business failure of one of ASML’s main customers may result in adverse effects on its business, financial condition and results of operations.

Capital stock	12 Months Ended
Dec. 31, 2010
Capital stock [Abstract]
Capital stock

25. Capital stock

Share capital
ASML’s authorized share capital consists of ordinary shares and cumulative preference shares. Currently, only ordinary shares are issued.

The Company’s Board of Management has the power to issue shares if and to the extent the Board of Management has been authorized to do so by the General Meeting of Shareholders (either by means of a resolution or by an amendment to the Company’s Articles of Association). However, the Supervisory Board must approve any issuance of shares.

Ordinary shares
At ASML’s Annual General Meeting of Shareholders, held on March 24, 2010, the Board of Management was granted the authorization to issue shares and/or rights thereto representing up to a maximum of 5.0 percent of the Company’s issued share capital as of the date of authorization, plus an additional 5.0 percent of the Company’s issued share capital as of the date of authorization that may be issued in connection with mergers and acquisitions. At ASML’s Annual General Meeting of Shareholders to be held on April 20, 2011, its shareholders will be asked to authorize the Board of Management (subject to the approval of the Supervisory Board) to issue shares and/or rights thereto through October 20, 2012 up to an aggregate maximum of 10.0 percent of the Company’s issued share capital.

Holders of ASML’s ordinary shares have a preemptive right of subscription to any issuance of ordinary shares for cash, which right may be limited or excluded. Ordinary shareholders have no pro rata preemptive right of subscription to any ordinary shares issued for consideration other than cash or ordinary shares issued to employees. If authorized for this purpose by the General Meeting of Shareholders (either by means of a resolution or by an amendment to ASML’s Articles of Association), the Board of Management has the power, with the approval of the Supervisory Board, to limit or exclude the preemptive rights of holders of ordinary shares. A designation may be renewed. At ASML’s Annual General Meeting of Shareholders, held on March 24, 2010, the Board of Management was authorized, subject to the aforementioned approval, to restrict or exclude preemptive rights of holders of ordinary shares. At ASML’s Annual General Meeting of Shareholders to be held on April 20, 2011, its shareholders will be asked to grant this authority through October 20, 2012. At this Annual General Meeting of Shareholders, the shareholders will be asked to grant authority to the Board of Management to issue shares and options separately for a period of 18 months.

The Company may repurchase its issued ordinary shares at any time, subject to compliance with the requirements of Dutch law and the Company’s Articles of Association. Although since June 11, 2008, Dutch law provides that after such repurchases the aggregate nominal value of the ordinary shares held by ASML or a subsidiary must not exceed 50.0 percent of the issued share capital, the Company’s current Articles of Association provide that after such repurchases the aggregate nominal value of the ordinary shares held by ASML or a subsidiary must not exceed 10.0 percent of the issued share capital. It will be proposed to the Annual General Meeting of Shareholders to be held on April 20, 2011, to amend the Articles of Association to refer to applicable Dutch law. Any such repurchases are subject to the approval of the Supervisory Board and the authorization of shareholders at ASML’s Annual General Meeting of Shareholders, which authorization may not be for more than 18 months. The Board of Management is currently authorized, subject to Supervisory Board approval, to repurchase through September 24, 2011, up to a maximum of three times 10.0 percent of the Company’s issued share capital as of the date of authorization (March 24, 2010) at a price between the nominal value of the ordinary shares purchased and 110.0 percent of the market price of these securities on Euronext Amsterdam or NASDAQ. At the Company’s Annual General Meeting of Shareholders to be held on April 20, 2011, the Company’s shareholders will be asked to extend this authority through October 20, 2012.

Cumulative preference shares
In 1998, the Company granted to the preference share foundation, “Stichting Preferente Aandelen ASML” (the “Foundation”) an option to acquire cumulative preference shares in the capital of the Company (the “Preference Share Option”). This option was amended and extended in 2003 and 2007. A third amendment to the option agreement between the Foundation and ASML became effective on January 1, 2009, to clarify the procedure for the repurchase and cancellation of the preference shares when issued.

The Foundation may exercise the Preference Share Option in situations where, in the opinion of the Board of Directors of the Foundation, the interests of the Company, its business or the interests of its stakeholders are at stake. This may be the case if a public bid for the ordinary shares of the Company has been announced or has been made, or the justified expectation exists that such a bid will be made without any agreement having been reached in relation to such a bid with the Company. The same may apply if one shareholder, or more shareholders acting in concert, hold a substantial percentage of the issued ordinary shares of the Company without making an offer or if, in the opinion of the Board of Directors of the Foundation, the (attempted) exercise of the voting rights by one shareholder or more shareholders, acting in concert, is materially in conflict with the interests of the Company, its business or its stakeholders.

The objects of the Foundation are to look after the interests of ASML and of the enterprises maintained by ASML and of the companies which are affiliated in a group with ASML, in such way that the interests of ASML, of those enterprises and of all parties concerned are safeguarded in the best possible way, and influences in conflict with these interests which might affect the independence or the identity of ASML and those companies are deterred to the best of the Foundation’s ability, and everything related to the above or possibly conducive thereto. The Foundation seeks to realize its objects by the acquiring and holding of cumulative preference shares in the capital of ASML and by exercising the rights attached to these shares, particularly the voting rights attached to these shares.

The Preference Share Option gives the Foundation the right to acquire a number of cumulative preference shares, provided that the aggregate nominal value of such number of cumulative preference shares shall not exceed the aggregate nominal value of the ordinary shares that have been issued at the time of exercise of the Preference Share Option for a subscription price equal to their EUR 0.02 nominal value. Exercise of the Preference Share Option could effectively dilute the voting power of the outstanding ordinary shares by one-half. Only one-fourth of the subscription price is payable at the time of initial issuance of the cumulative preference shares.

Cancellation and repayment of the issued cumulative preference shares by the Company requires the authorization by the General Meeting of Shareholders of a proposal to do so by the Board of Management approved by the Supervisory Board. If the Preference Share Option is exercised and as a result cumulative preference shares are issued, the Company, at the request of the Foundation, will initiate the repurchase or cancellation of all cumulative preference shares held by the Foundation as a result of such issuance with repayment of the amount paid and exemption from the obligation to pay up on the cumulative preference shares. In that case the Company is obliged to effect the repurchase and cancellation respectively as soon as possible.

If the Foundation will not request the Company to repurchase or cancel all cumulative preference shares held by the Foundation within 20 months after issuance of these shares, the Company will be obliged to convene a General Meeting of Shareholders in order to decide on a repurchase or cancellation of these shares.

The Foundation is independent of the Company. The Board of Directors of the Foundation comprises four independent voting members from the Dutch business and academic communities: Mr. R.E. Selman, Mr. M.W. den Boogert, Mr. J.M. de Jong and Mr. A. Baan.

Dividend proposal
As part of its financing policy, ASML aims to pay a sustainable annual dividend that will be stable or growing over time. Annually, the Supervisory Board, upon proposal of the Board of Management, will assess the amount of dividend that will be proposed to the Annual General Meeting of Shareholders. For 2009, a dividend was declared of EUR 0.20 per ordinary share of EUR 0.09 which was paid in April 2010. A proposal will be submitted to the Annual General Meeting of Shareholders on April 20, 2011 to declare a dividend for 2010 of EUR 0.40 per ordinary share of EUR 0.09.

Purchases of Equity Securities by the Issuer and Affiliated Purchasers	12 Months Ended
Dec. 31, 2010
Purchases of Equity Securities by the Issuer and Affiliated Purchasers [Abstract]
Purchases of Equity Securities by the Issuer and Affiliated Purchasers

26. Purchases of Equity Securities by the Issuer and Affiliated Purchasers
The following table provides a summary of shares repurchased by the Company between 2006 and 2010:

						Total value
				Total Number	Maximum	of Shares
				of Shares	Number of	Purchased as
				Purchased as	Shares That	Part of Publicly
			Average	Part of Publicly	May Yet be	Announced
		Total Number	price paid	Announced	Purchased	Plans or
		of Shares	per share	Plans or	Under the	Programs (in
Program	Period	purchased	(EUR)	Programs	Programs	EUR million)
2006-2007 Share program	May 17-26, 2006	6,412,920	15.59	6,412,920	19,037,376	100
2006-2007 Share program	June 7-30, 2006	13,517,078	15.81	19,929,998	5,520,298	314
2006-2007 Share program	July 3-13, 2006	5,520,298	15.62	25,450,296	—	400
2006-2007 Share program	October 12, 2006	14,934,843	18.55	14,934,843	—	277
2006-2007 Share program	February 14-23, 2007	8,000,000	19.53	8,000,000	—	156
Capital repayment program 2007	September - October 2007	55,093,409	18.36	55,093,409	—	1,012
2007-2008 Share program	November 14-26, 2007	9,000,000	22.62	9,000,000	5,000,000	204
2007-2008 Share program	January 17-22, 2008	5,000,000	17.52	14,000,000	—	292

Authorization of share repurchases
On March 24, 2010, the General Meeting of Shareholders authorized the repurchase of up to a maximum of three times 10.0 percent of ASML’s issued share capital as of the date of authorization (March 24, 2010) through September 24, 2011. The Company did not buyback any shares in 2010.

Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events	27. Subsequent Events Subsequent events were evaluated by the Company up to February 14, 2011, which is the issuance date of this Annual Report 2010. There are no subsequent events to report.

General information / Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2010
General information / Summary of significant accounting policies (Policies) [Abstract]
Basis of preparation

Basis of preparation
The accompanying consolidated financial statements are stated in thousands of euros (“EUR”) unless indicated otherwise.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of estimates

Use of estimates
The preparation of ASML’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities on the balance sheet dates, and the reported amounts of revenue and expenses during the reported periods. Actual results could differ from those estimates.

Principles of consolidation

Principles of consolidation
The consolidated financial statements include the accounts of ASML Holding N.V. and all of its subsidiaries and the variable interest entities in which the Company is the primary beneficiary (together referred to as “ASML” or the “Company). All intercompany profits, balances and transactions have been eliminated in the consolidation.

Subsidiaries

Subsidiaries
Subsidiaries are all entities over which ASML has the power to govern financial and operating policies generally accompanying a shareholding of more than one-half of the voting rights. As from the date that these criteria are met, the financial data of the relevant company are included in the consolidation.

Acquisitions of subsidiaries are included on the basis of the ‘purchase accounting’ method. The cost of acquisition is measured as the cash payment made, the fair value of other assets distributed and the fair value of liabilities incurred or assumed at the date of exchange, plus the costs that can be allocated directly to the acquisition. The excess of the costs of an acquired subsidiary over the net of the amounts assigned to assets acquired and liabilities incurred or assumed is capitalized as goodwill.

Variable Interest Entities

Variable Interest Entities
The Company assesses whether it has a controlling financial interest in any Variable Interest Entity (“VIE”) identified and, thus, if it is the VIE’s primary beneficiary. ASML shall be deemed to have a controlling financial interest in a VIE if it has both of the following characteristics: a. The power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and b. The obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. If ASML has a controlling financial interest in a VIE, it is required to consolidate the VIE.

Foreign currency translation

Foreign currency translation
The financial information for subsidiaries outside the euro-zone is generally measured using local currencies as the functional currency. The financial statements of those foreign subsidiaries are translated into euros in the preparation of ASML’s consolidated financial statements. Assets and liabilities are translated into euros at the exchange rate in effect on the respective balance sheet dates. Income and expenses are translated into euros based on the average exchange rate for the corresponding period. The resulting translation adjustments are recorded directly in shareholders’ equity. Currency differences on intercompany loans that have the nature of a long-term investment are also accounted for directly in shareholders’ equity.

Derivative instruments

Derivative instruments
The Company principally uses derivative hedging instruments for the management of foreign currency risks and interest rate risks. The Company measures all derivative hedging instruments based on fair values derived from market prices of the instruments. The Company adopts hedge accounting for hedges that are highly effective in offsetting the identified hedged risks taking into account required effectiveness criteria.

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured at their fair value. The method of recognizing the resulting gain or loss depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged. The Company designates certain derivatives as either:

•	A hedge of the exposure to changes in the fair value of a recognized asset or liability, or of an unrecognized firm commitment, that are attributable to a particular risk (fair value hedge);
•	A hedge of the exposure to variability in the cash flows of a recognized asset or liability, or of a forecasted transaction, that is attributable to a particular risk (cash flow hedge); or
•	A hedge of the foreign currency exposure of a net investment in a foreign operation (net investment hedge). In 2009, the Company decided to no longer hedge these U.S. dollar net investments exposures.

The Company documents at the inception of the transaction the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedging transactions. The Company also documents its assessment, both at hedge inception and on an ongoing basis, of whether derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.

Fair value hedge
Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in the consolidated statements of operations. The Company designates foreign currency hedging instruments as a hedge of the fair value of a recognized asset or liability in non-functional currencies. The gain or loss relating to the ineffective portion of foreign currency hedging instruments is recognized in the consolidated statements of operations as “net sales” or “cost of sales”.

Interest rate swaps that are being used to hedge the fair value of fixed loan coupons payable are designated as fair value hedges. The change in fair value is intended to offset the change in the fair value of the underlying fixed loan coupons, which is recorded accordingly.

The gain or loss relating to the ineffective portion of interest rate swaps hedging fixed loan coupons payable is recognized in the consolidated statements of operations as “interest income” or “interest expense”.

Cash flow hedge
Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income, net of taxes, until the underlying hedged transaction is recognized in the consolidated statements of operations. In the event that the underlying hedge transaction will not occur within the specified time period, the gain or loss on the related cash flow hedge is released from other comprehensive income and included in the consolidated statements of operations, unless, extenuating circumstances exist that are related to the nature of the forecasted transaction and are outside the control or influence of the Company and which cause the forecasted transaction to be probable of occurring on a date that is beyond the specified time period.

Foreign currency hedging instruments that are being used to hedge cash flows related to forecasted sales or purchase transactions in non-functional currencies are designated as cash flow hedges. The gain or loss relating to the ineffective portion of the foreign currency hedging instruments is recognized in the consolidated statements of operations in “sales” or “cost of sales”.

Interest rate swaps that are being used to hedge changes in the variability of future interest receipts are designated as cash flow hedges. The changes in fair value of the derivatives are intended to offset changes in future interest cash flows on the assets. The gain or loss relating to the ineffective portion of interest rate swaps hedging the variability of future interest receipts is recognized in the consolidated statements of operations as “interest income” or “interest expense”.

Net investment hedge
Foreign currency hedging instruments that are being used to hedge changes in the value of a net investment are designated as net investment hedges. Changes in the fair value of a derivative that is designated and qualifies as a net investment hedge are recorded in other comprehensive income, net of taxes. The gain or loss relating to the ineffective portion is recognized in the consolidated statements of operations as “interest income” or “interest expense”. Gains and losses accumulated in other comprehensive income are recognized in the consolidated statements of operations when the foreign operation is (partially) disposed or sold. Prior to 2009, the Company managed its material currency translation exposures resulting predominantly from ASML’s U.S. dollar net investments by hedging these partly with forward contracts. In 2009, the Company decided to no longer hedge these U.S. dollar net investments exposures.

Cash and cash equivalents

Cash and cash equivalents
Cash and cash equivalents consist primarily of highly liquid investments, such as bank deposits, money market funds and interest-bearing bank accounts with insignificant interest rate risk and remaining maturities of three months or less at the date of acquisition.

Inventories

Inventories
Inventories are stated at the lower of cost (first-in, first-out method) or market value. Cost includes net prices paid for materials purchased, charges for freight and customs duties, production labor cost and factory overhead. Allowances are made for slow-moving, obsolete or unsellable inventory.

Allowances for inventory are determined based on the expected demand which is derived from the sales forecasts as well as the expected market value of the inventory.

Goodwill

Goodwill
Goodwill represents the excess of the costs of an acquisition over the fair value of Company’s share of the identifiable net assets of the acquired subsidiary at the date of acquisition. Goodwill on acquisition of subsidiaries is allocated to reporting units for the purpose of impairment testing. The allocation is made to those reporting units that are expected to benefit from the business combination in which the goodwill arose. Goodwill is tested for impairment annually on September 30 and whenever events or changes in circumstances indicate that the carrying amount of the goodwill may not be recoverable. Goodwill is stated at cost less accumulated impairment losses.

Other intangible assets

Other intangible assets
Other intangible assets include acquired intellectual property rights, developed technology, customer relationships and other intangible assets. Other intangible assets are stated at cost, less accumulated amortization and any accumulated impairment losses. Amortization is calculated using the straight-line method based on the estimated useful lives of the assets. The following table presents the estimated useful lives of ASML’s other intangible assets:

Category	Estimated useful life
Intellectual property	3 – 10 years
Developed technology	6 years
Customer relationships	8 years
Other	2 – 6 years

Property, plant and equipment

Property, plant and equipment
Property, plant and equipment are stated at cost, less accumulated depreciation and any accumulated impairment losses. Costs of assets manufactured by ASML include direct manufacturing costs, production overhead and interest costs incurred for qualifying assets during the construction period. Depreciation is calculated using the straight-line method based on the estimated useful lives of the related assets. In the case of leasehold improvements, the estimated useful lives of the related assets do not exceed the remaining term of the corresponding lease.

The following table presents the estimated useful lives of ASML’s property, plant and equipment:

Category	Estimated useful life
Buildings and constructions	5 – 40 years
Machinery and equipment	2 – 5 years
Leasehold improvements	5 – 10 years
Furniture, fixtures and other equipment	3 – 5 years

Land is not depreciated.

Certain internal and external costs associated with the purchase and/or development of internally used software are capitalized when both the preliminary project stage is completed and management has authorized further funding for the project, which it has deemed probable to be completed and to be usable for the intended function. These costs are depreciated on a straight-line basis over the period of related benefit, which ranges primarily from three to five years.

Evaluation of long-lived assets for impairment

Evaluation of long-lived assets for impairment
Long-lived assets include goodwill, other intangible assets and property, plant and equipment.

Goodwill is tested for impairment annually on September 30 and whenever events or changes in circumstances indicate that the carrying amount of the goodwill may not be recoverable. The test is based on a two-step approach. First, the recoverability is tested by comparing the carrying amount of the goodwill with the fair value being the sum of the discounted future cash flows. If the carrying amount of the goodwill at reporting unit level is higher than the fair value of the goodwill, the second step should be performed. The goodwill impairment is measured as the excess of the carrying amount of the goodwill over its implied fair value. The implied fair value of goodwill is determined by calculating the fair value of the various assets and liabilities included in the reporting unit in the same manner as goodwill is determined in a business combination.

Other intangible assets and property, plant and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of those assets may not be recoverable. Other intangible assets and property, plant and equipment are tested for impairment based on a two-step approach. First, the recoverability is tested by comparing the carrying amount of the other intangible assets and property, plant and equipment with the fair value being the sum of the undiscounted future cash flows. Second, if the carrying amount of the other intangible assets and property, plant and equipment is higher than the fair value the assets are considered to be impaired. An impairment expense is recognized as the difference between the carrying amount and the fair value of the other intangible assets and property, plant and equipment.

Provisions

Provisions
Provisions include employee contract termination benefits and lease contract termination costs.

Provisions for employee contract termination benefits are recognized when ASML is demonstrably committed to either terminating the employment of current employees according to a detailed formal plan where there is no possibility of withdrawal, or when ASML provides termination benefits as a result of an offer made to encourage voluntary redundancy. The timing of recognition and measurement of the provision for employee termination benefits depends on whether employees are required to render service until their employment is terminated in order to receive the termination benefits. If employees are not required to render services beyond the minimum retention period, the provision will be recognized at the communication date. If employees are required to render services beyond the minimum retention period the provision will be recognized ratably over the future service period. The provisions are measured at fair value.

Provisions for lease contract termination costs are recognized when costs will continue to be incurred under a contract for its remaining term without economic benefit to the Company and the Company ceases using the rights conveyed by the contract. The provisions are measured at fair value which for an operating lease contract is determined based on the remaining lease payments reduced by the estimated sublease payments that could be reasonably obtained.

Revenue recognition

Revenue recognition
The Company recognizes revenue when all four revenue recognition criteria are met: persuasive evidence of an arrangement exists; delivery has occurred or services have been rendered; seller’s price to buyer is fixed or determinable; and collectability is reasonably assured. At ASML, this policy generally results in revenue recognition from the sale of a system upon shipment. The revenue from the installation of a system is generally recognized upon completion of that installation at the customer site. Each system undergoes, prior to shipment, a “Factory Acceptance Test” in the Company’s clean room facilities, effectively replicating the operating conditions that will be present on the customer’s site, in order to verify whether the system will meet its standard specifications and any additional technical and performance criteria agreed with the customer. A system is shipped, and revenue is recognized, only after all specifications are met and customer sign-off is received or waived. In case not all specifications are met and the remaining performance obligation is not essential to the functionality of the system but is substantive rather than inconsequential or perfunctory, a portion of the sales price is deferred. Each system’s performance is re-tested upon installation at the customer’s site, the Company has never failed to successfully complete installation of a system at a customer’s premises.

In 2010, we shipped our first second-generation EUV system to a customer’s manufacturing site, and as a result, we deferred revenue from new technology systems for an amount of EUR 38.5 million as of December 31, 2010 (2009 and 2008: no revenue from new technology was deferred). During 2010, 2009 and 2008, the Company did not recognize any revenue from new technology that had previously been deferred.

In connection with the introduction of new technology, such as our second-generation EUV systems, we initially defer revenue recognition until completion of installation and acceptance of the new technology based system at customer premises. Any such deferral of revenues, however, could have a material effect on ASML’s results of operations for the period in which the deferral occurred and on the succeeding periods. As our systems are based largely on two product platforms that permit incremental, modular upgrades, the introduction of genuinely “new” technology occurs infrequently, and in the past 12 years, has occurred on only two occasions: 2010 (EUV) and 1999 (TWINSCAN).

With respect to the third-generation EUV systems which are expected to be available for shipment to customers from 2012 onwards, the Company is currently assessing the conditions upon which revenue would be recognized and whether or not amounts should be deferred. Any such deferral of revenues could have a material effect on ASML’s results of operations for the period in which the deferral occurred and on the succeeding periods.

ASML has no significant repurchase commitments in its general sales terms and conditions. From time to time the Company repurchases systems that it has manufactured and sold and, following refurbishment, resells those systems to other customers. This repurchase decision is driven by market demand expressed by other customers and not by explicit or implicit contractual arrangements relating to the initial sale. The Company considers reasonable offers from any vendor, including customers, to repurchase used systems so that it can refurbish, resell and install these systems as part of its normal business operations. Once repurchased, the repurchase price of the used system is recorded in work-in-process inventory during the period it is being refurbished, following which the refurbished system is reflected in finished products inventory until it is sold to the customer. As of December 31, 2010 and 2009, ASML had no repurchase commitments.

The main portion of ASML’s revenue is derived from contractual arrangements with the Company’s customers that have multiple deliverables, such as installation and training services and prepaid extended and enhanced (optic) warranty contracts. The revenue relating to the undelivered elements of the arrangements is deferred at fair value until delivery of these elements. The fair value is determined by vendor specific objective evidence (“VSOE”), except for the fair value of the prepaid extended and enhanced (optic) warranty contracts, which is based on the list price. VSOE is determined based upon the prices that ASML charges for installation and comparable services (such as relocating a system to another customer site) on a stand-alone basis, which are subject to normal price negotiations. Revenue from installation and training services is recognized when the services are completed. Revenue from prepaid extended and enhanced (optic) warranty contracts is recognized over the term of the contract.

The deferred revenue balance from installation and training services as of December 31, 2010 amounted to EUR 10.1 million (2009: EUR 3.0 million) and EUR 12.7 million (2009: EUR 10.4 million), respectively.

The deferred revenue balance from prepaid extended and enhanced (optic) warranty contracts as of December 31, 2010 amounted to EUR 243.4 million (2009: EUR 125.9 million).

ASML offers customers discounts in the normal course of sales negotiations. These discounts are directly deducted from the gross sales price at the moment of revenue recognition. From time to time, ASML offers volume discounts to its customers. In some instances these volume discounts can be used to purchase field options (system enhancements). The related amount is recorded as a reduction in revenue at time of shipment. From time to time, ASML offers free or discounted products or services (award credits) to its customers as part of a volume purchase agreement. The sales transaction that gives rise to these award credits is accounted for as a multiple element revenue transaction as the agreements involve the delivery of multiple products. The consideration received from the sales transaction is allocated between the award credits and the other elements of the sales transaction. The consideration allocated to the award credits is recognized as deferred revenue until award credits are delivered to the customer. The amount allocable to a delivered item is limited to the amount that is not contingent upon the delivery of additional items or meeting other specified performance conditions (the non-contingent amount).

Revenues are recognized excluding the taxes levied on revenues (net basis).

Warranty

Warranty
The Company provides standard warranty coverage on its systems for 12 months and on certain optic parts for 60 months, providing labor and parts necessary to repair systems and optic parts during the warranty period. The estimated costs for a standard warranty are accounted for by accruing these costs for each system upon recognition of the system sale. Based upon historical service records, the Company calculates the charge of average service hours and parts per system to determine the estimated warranty costs. On a semi-annual basis, the Company assesses, and updates if necessary, its accounting estimates used to calculate the standard warranty reserve based on the latest actual historical warranty costs and expected future warranty costs.

The extended and enhanced (optic) warranty on the Company’s systems is accounted for as a separate element of multiple element revenue recognition transactions.

Accounting for shipping and handling fees and costs

Accounting for shipping and handling fees and costs
ASML bills the customer for, and recognizes as revenue, any charges for shipping and handling costs. The related costs are recognized as cost of sales.

Cost of sales

Cost of sales
Cost of system sales comprise direct product costs such as materials, labor, cost of warranty, depreciation, shipping and handling costs and related overhead costs. ASML accrues for the estimated cost of the warranty on its systems, which includes the cost of labor and parts necessary to repair systems during the warranty period. The amounts recorded in the warranty accrual are estimated based on actual historical expenses incurred and on estimated probable future expenses related to current sales. Actual warranty costs are charged against the accrued warranty reserve.

Costs of service sales comprise direct service costs such as materials, labor, depreciation and overhead costs.

Cost of field option sales comprise direct product costs such as materials, labor, cost of warranty, shipping and handling costs and related overhead costs.

Research and development costs and credits

Research and development costs and credits
Costs relating to research and development (“R&D”) are charged to operating expenses as incurred. ASML receives subsidies and other credits from several Dutch and international (inter)governmental institutes. These subsidies and other governmental credits that cover R&D costs relating to approved projects are recorded as R&D costs in the consolidated statements of operations in the period in which such costs occur.

Share-based payments

Share-based payments
The cost of employee services received (compensation expenses) in exchange for awards of equity instruments are recognized based upon the fair value of stock options and shares at the grant-date. The grant-date fair value of stock options is estimated using a Black-Scholes option valuation model. This Black-Scholes model requires the use of assumptions, including expected share price volatility, the estimated life of each award and the estimated dividend yield. The risk-free interest rate used in the model is determined, based on a euro government bond with a life equal to the expected life of the equity-settled share-based payments. The grant-date fair value of shares is determined based on the closing price of the Company’s ordinary shares on the Euronext Amsterdam.

The grant-date fair value of the equity-settled share-based payments is expensed on a straight-line basis over the vesting period, based on the Company’s estimate of equity instruments that will eventually vest. At each balance sheet date, the Company revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in the consolidated statements of operations in the period in which the revision is determined, with a corresponding adjustment to equity.

The Company makes quarterly assessments of the adequacy of the (hypothetical) tax pool to determine whether there are tax deficiencies that require recognition in the consolidated statements of operations. The Company has selected the alternative transition method (under Accounting Standards Codification (“ASC”) 718) in order to calculate the tax pool.

The Company’s current share-based payment plans do not provide for cash settlement of options and stock.

Income taxes

Income taxes
The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the tax effect of incurred net operating losses and for tax consequences attributable to differences between the balance sheet carrying amounts of existing assets and liabilities and their respective tax bases. If it is more likely than not that the carrying amounts of deferred tax assets will not be realized, a valuation allowance is recorded to reduce the carrying amounts of those assets.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of operations in the period that includes the enactment date.

On January 1, 2007 the Company adopted the provisions of FIN 48 “Accounting for Uncertainty in Income Taxes” after codification included in ASC 740. ASC 740 clarifies the accounting for income taxes by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. ASC 740 also provides guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Contingencies and litigation

Contingencies and litigation
The Company is party to various legal proceedings generally incidental to its business, as disclosed in Note 17. In connection with these proceedings and claims the Company’s management evaluated, based on the relevant facts and legal principles, the likelihood of an unfavorable outcome and whether the amount of the loss could be reasonably estimated. In most cases, management determined that either a loss was not probable or was not reasonably estimable. In 2010, an amount of EUR 1.5 million loss was recorded as a charge to the Company’s consolidated statements of operations (2009 and 2008: no estimated losses were recorded). Significant subjective judgments were required in these evaluations, including judgments regarding the validity of asserted claims and the likely outcome of legal and administrative proceedings. The outcome of these proceedings, however, is subject to a number of factors beyond the Company’s control, most notably the uncertainty associated with predicting decisions by courts and administrative agencies. In addition, estimates of the potential costs associated with legal and administrative proceedings frequently cannot be subjected to any sensitivity analysis, as damage estimates or settlement offers by claimants may bear little or no relation to the eventual outcome. Finally, in any particular proceeding, the Company may agree to settle or to terminate a claim or proceeding in which it believes that it would ultimately prevail where it believes that doing so, when taken together with other relevant commercial considerations, is more cost-effective than engaging in an expensive and protracted litigation, the outcome of which is uncertain.

The Company accrues for legal costs related to litigation in its consolidated statements of operations at the time when the related legal services are actually provided to it.

Net income (loss) per ordinary share

Net income (loss) per ordinary share
Basic net income (loss) per ordinary share is calculated by dividing net income (loss) by the weighted average number of ordinary shares outstanding for that period. Diluted net income (loss) per ordinary share reflects the potential dilution that could occur if all options issued under ASML’s share-based payment plan were exercised and the underlying shares had been issued, unless this would have an anti-dilutive effect. The dilutive effect is calculated using the treasury stock method. Excluded from the diluted weighted average number of shares outstanding calculation are cumulative preference shares contingently issuable to the preference share foundation, since they represent a different class of stock than the ordinary shares. See Note 25 for further discussion.

The basic and diluted net income (loss) per ordinary share has been calculated in accordance with the following schedule:

Year ended December 31	2008	2009	2010
(in thousands, except per share data)	EUR	EUR	EUR
Net income (loss)	322,370	(150,925)	1,021,820

Weighted average number of shares outstanding (after deduction of treasury stock) during the year	431,620	432,615	435,146

Basic net income (loss) per ordinary share	0.75	(0.35)	2.35

Weighted average number of shares:	431,620	432,615	435,146
Plus shares applicable to:
Options and restricted shares[1]	2,585	—	3,828

Dilutive potential ordinary shares	2,585	—	3,828

Adjusted weighted average number of shares	434,205	432,615	438,974

Diluted net income (loss) per ordinary share[1]	0.74	(0.35)	2.33

1	The calculation of diluted net income (loss) per ordinary share assumes the exercise of options issued under ASML stock option plans and the issue of shares under ASML share plans for periods in which exercises or issues would have a dilutive effect. The calculation of diluted net income (loss) per ordinary share does not assume exercise of such options or issue of shares when such exercises or issue would be anti-dilutive.

Comprehensive income

Comprehensive income
Comprehensive income consists of net income (loss) and other comprehensive income.

Other comprehensive income refers to revenues, expenses, gains and losses that are not included in net income (loss), but recorded directly in shareholders’ equity. For the years ended December 31, 2010, 2009 and 2008, comprehensive income consists of net income (loss), unrealized gains and losses on derivative instruments, net of taxes, and unrealized gains and losses on foreign currency translation, net of taxes.

New U.S. GAAP Accounting Pronouncements

New U.S. GAAP Accounting Pronouncements
In 2010, ASML adopted Variable Interest Entities Subsections of ASC 810 “Consolidation” (previously Statement 167, “Amendments to FASB Interpretation No. 46(R)). The Variable Interest Entities Subsections (ASC 810-10) clarify the application of the general Subsections to certain legal entities in which equity investors do not have sufficient equity at risk for the legal entity to finance its activities without additional subordinated financial support or, as a group, the holders of the equity investment at risk lack any one of the following three characteristics:

a. The power, through voting rights or similar rights, to direct the activities of a legal entity that most significantly impact the entity’s economic performance

b. The obligation to absorb the expected losses of the legal entity; and

c. The right to receive the expected residual returns of the legal entity.

Paragraph 810-10-10-1 states that consolidated financial statements are usually necessary for a fair presentation if one of the entities in the consolidated group directly or indirectly has a controlling financial interest in the other entities. Paragraph 810-10-15-8 states that the usual condition for a controlling financial interest is ownership of a majority voting interest. However, application of the majority voting interest requirement in the General Subsections of this Subtopic to certain types of entities may not identify the party with a controlling financial interest because the controlling financial interest may be achieved through arrangements that do not involve voting interests. The reporting entity with a variable interest or interests that provide the reporting entity with a controlling financial interest in a variable interest entity (VIE) will have both of the following characteristics:

a. The power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and

b. The obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

The Variable Interest Entities Subsections explain how to identify VIEs and how to determine when a reporting entity should include the assets, liabilities, noncontrolling interests, and results of activities of a VIE in its consolidated financial statements. As a result of the adoption of ASC 810, the Company consolidates its Variable Interest Entity that owns ASML’s headquarters in the Netherlands as of January 1, 2010, because ASML is considered to have a controlling interest in the VIE as a result of the criteria above. The comparative figures have been adjusted in order to reflect this new ASC. The impact on the consolidated balance sheets as of December 31, 2009, and December 31, 2010, is as follows:

As of December 31	2009	2010
(in millions)	EUR	EUR
Property, plant and equipment	36.7	35.2
Long-term debt	36.7	35.2

The adoption of ASC 810 did not have any impact on the Company’s net income, earnings per ordinary share and retained earnings; however an immaterial amount was reclassified from SG&A to interest expense. See Note 11 for more information.

In January 2010, the EITF reached final consensus on ASU 2010-06, “Improving Disclosures about Fair Value Measurements”. This ASU amends ASC 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales issuances and settlements relating to Level 3 measurements. The ASU also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. The ASU is effective for annual reporting periods beginning after December 15, 2009. Level 3 related amendments are effective for annual periods beginning after December 15, 2010. The adoption of the ASU did not have any impact on the Company’s consolidated financial statements but resulted in some additional disclosures, see Note 2. The Company is currently assessing the impact of the Level 3 related amendments.

In 2010, ASML adopted ASU 2010-20, “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses”. This ASU is intended to provide additional information to assist financial statement users in assessing an entity’s credit risk exposures and evaluating the adequacy of its allowance for credit losses. The objective of the amendments is for an entity to provide disclosures that facilitate financial statement users’ evaluation of the following: the nature of credit risk inherent in the entity’s portfolio of financing receivables, how that risk is analyzed and assessed in arriving at the allowance for credit losses and the changes and reasons for those changes in the allowance for credit losses. The adoption of the ASU did not have any impact on the Company’s consolidated financial statements but resulted in some additional disclosures, see Note 6.

In April 2009, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Codification (“ASC”) 820-10-65-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly”. This ASC provides guidelines for making fair value measurements more consistent with the principles presented in ASC 820, “Fair Value Measurements”. The ASC relates to determining fair values when there is no active market or where the price inputs being used represent distressed sales. It reaffirms the objective of fair value measurement — to reflect how much an asset would be sold for in an orderly transaction (as opposed to a distressed or forced transaction) at the date of the financial statements under current market conditions. Specifically, it reaffirms the need to use judgment to ascertain if a formerly active market has become inactive and in determining fair values when markets have become inactive. The ASC is effective for financial statements issued for fiscal years and interim periods beginning after June 15, 2009 and should be applied prospectively. The adoption of the ASC did not have any impact on the Company’s consolidated financial statements.

In 2010, ASML adopted ASU 2010-09, “Amendments to Certain Recognition and Disclosure Requirements”. This ASU amends ASC 855 to address certain implementation issues related to an entity’s requirement to perform and disclose subsequent event procedures. The adoption of this ASU did not have any impact on the Company’s consolidated financial statements.

In September 2009, the Emerging Issues Task Force (“EITF”) reached final consensus on Accounting Standards Update (“ASU”) 2009-13, “Revenue Arrangements with Multiple Deliverables”. ASU 2009-13 amends the current guidance on arrangements with multiple deliverables (ASC 605-25) to (1) eliminate the separation criterion that requires entities to establish objective and reliable evidence of fair value for undelivered elements, (2) establish a selling price hierarchy to help entities allocate arrangement consideration to the separate units of account (i.e. separate elements of the sales agreement), (3) require the relative selling price allocation method for all arrangements (i.e., eliminate the residual method), and (4) significantly expand required disclosures. The final consensus is effective for financial years beginning on or after June 15, 2010. The Company anticipates that the adoption of this ASU will not have a material impact on the Company’s consolidated financial statements.

In September 2009, the EITF reached final consensus on ASU 2009-14, “Certain Revenue Arrangements That Include Software Elements”. ASU 2009-14 amends the scoping guidance for software arrangements (ASC 985-605) to exclude tangible products that contain software elements and non-software elements that function together to interdependently deliver the product’s essential functionality. ASU 2009-14 also provides considerations and examples for entities applying this guidance.

This issue will be effective prospectively for new or materially modified agreements entered into in financial years beginning on or after June 15, 2010. The Company anticipates that the adoption of this ASU will not have a material impact on the Company’s consolidated financial statements.

General information / Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2010
General Information Summary Of Significant Accounting Policies (Tables) [Abstract]
Other intangible assets

Category	Estimated useful life
Intellectual property	3 – 10 years
Developed technology	6 years
Customer relationships	8 years
Other	2 – 6 years

Property, plant and equipment

Category	Estimated useful life
Buildings and constructions	5 – 40 years
Machinery and equipment	2 – 5 years
Leasehold improvements	5 – 10 years
Furniture, fixtures and other equipment	3 – 5 years

Net income (loss) per ordinary share

Year ended December 31	2008	2009	2010
(in thousands, except per share data)	EUR	EUR	EUR
Net income (loss)	322,370	(150,925)	1,021,820

Weighted average number of shares outstanding (after deduction of treasury stock) during the year	431,620	432,615	435,146

Basic net income (loss) per ordinary share	0.75	(0.35)	2.35

Weighted average number of shares:	431,620	432,615	435,146
Plus shares applicable to:
Options and restricted shares[1]	2,585	—	3,828

Dilutive potential ordinary shares	2,585	—	3,828

Adjusted weighted average number of shares	434,205	432,615	438,974

Diluted net income (loss) per ordinary share[1]	0.74	(0.35)	2.33

1	The calculation of diluted net income (loss) per ordinary share assumes the exercise of options issued under ASML stock option plans and the issue of shares under ASML share plans for periods in which exercises or issues would have a dilutive effect. The calculation of diluted net income (loss) per ordinary share does not assume exercise of such options or issue of shares when such exercises or issue would be anti-dilutive.

Effect of adoption of ASC 810 in consolidated balance sheet

As of December 31	2009	2010
(in millions)	EUR	EUR
Property, plant and equipment	36.7	35.2
Long-term debt	36.7	35.2

Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2010
Fair value measurements (Tables) [Abstract]
Financial assets and financial liabilities that are measured at fair value on a recurring basis

As of December 31, 2009	Level 1	Level 2	Level 3	Total
(In thousands)	EUR	EUR	EUR	EUR
Assets
Derivative financial instruments[1]	—	103,384	—	103,384
Cash and cash equivalents[2]	302,736	734,338	—	1,037,074

Financial assets	302,736	837,722	—	1,140,458

Liabilities
Long-term debt[3,4]	—	699,756	—	699,756
Derivative financial instruments[1]	—	17,471	—	17,471

Financial liabilities	—	717,227	—	717,227

As of December 31, 2010	Level 1	Level 2	Level 3	Total
(In thousands)	EUR	EUR	EUR	EUR
Assets
Derivative financial instruments[1]	—	96,180	—	96,180
Cash and cash equivalents[2]	203,922	1,745,912	—	1,949,834

Financial assets	203,922	1,842,092	—	2,046,014

Liabilities
Long-term debt[3]	—	710,060	—	710,060
Derivative financial instruments[1]	—	34,898	—	34,898

Financial liabilities	—	744,958	—	744,958

1	Derivative financial instruments consist of forward contracts and interest rate swaps. See Note 3.

2	Based on a reassessment of the Level classifications, in 2010, the Company concluded that Money Market Funds should be classified Level 1 instead of Level 2, as they are valued based on quoted prices for identical assets in active markets accessible to the Company. The comparative figures were adjusted accordingly to reflect this change in classification.
3	Long-term debt mainly relates to the Company’s EUR 600.0 million Eurobond and excludes accrued interest. For further details see Note 14.
4	As of January 1, 2010 ASML adopted Accounting Standards Codification (“ASC”) 810 “Amendments to FIN 46(R)” which resulted in the consolidation of the Variable Interest Entity (“VIE”) that owns ASML’s headquarters in Veldhoven, the Netherlands. The comparative figures for 2008 and 2009 have been adjusted to reflect this change in accounting policy. See Note 1 and Note 11.

Market risks and derivatives (Tables)	12 Months Ended
Dec. 31, 2010
Market risks and derivatives (Tables) [Abstract]
Financial instruments

	2009		2010
	Notional		Notional
As of December 31	Amount	Fair Value	Amount	Fair Value
(In thousands)	EUR	EUR	EUR	EUR
Currency contracts[1]	527,816	7,428	(1,933)	(28,974)
Interest rate swaps[2]	641,500	78,485	641,500	90,256

1	Relates to forward contracts assigned as a hedge to forecasted sales and purchase transactions, to monetary assets and liabilities, mainly in U.S. dollar and Japanese Yen.
2	Relates to interest rate swaps assigned as a hedge to interest bearing assets and liabilities mainly related to the EUR 600.0 million Eurobond; the fair value of the interest rate swaps includes accrued interest.

Derivative financial instruments per category

	2009		2010
As of December 31	Assets	Liabilities	Assets	Liabilities
(In thousands)	EUR	EUR	EUR	EUR
Interest rate swaps — cash flow hedges	—	3,326	—	3,091
Interest rate swaps — fair value hedges	81,811	—	93,347	—
Forward foreign exchange contracts — cash flow hedges	1,592	13,222	1,533	11,535
Forward foreign exchange contracts — other hedges (no hedge accounting)	19,981	923	1,300	20,272

Total	103,384	17,471	96,180	34,898

Less non-current portion:
Interest rate swaps — cash flow hedges	—	1,935	—	1,887
Interest rate swaps — fair value hedges	55,948	—	71,779	—
Forward foreign exchange contracts — cash flow hedges	—	—	—	94

Total non-current portion	55,948	1,935	71,779	1,981

Total current portion	47,436	15,536	24,401	32,917

Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2010
Accounts receivable (Tables) [Abstract]
Accounts receivable

As of December 31	2009	2010
(in thousands)	EUR	EUR
Accounts receivable, gross	380,678	1,125,479
Allowance for doubtful receivables	(3,239)	(1,945)

Accounts receivable, net	377,439	1,123,534

Allowance for doubtful receivables

As of December 31	2009	2010
(in thousands)	EUR	EUR
Balance at beginning of year	(1,430)	(3,239)
Utilization of the provision	80	38
(Addition)/release for the year[1]	(1,889)	1,256

Allowance for doubtful receivables	(3,239)	(1,945)

Finance receivables (Tables)	12 Months Ended
Dec. 31, 2010
Finance receivables (Tables) [Abstract]
Components of finance receivables

As of December 31	2009	2010
(in thousands)	EUR	EUR
Finance receivables, gross	22,444	48,398
Unearned interest	(891)	(6,845)

Finance receivables, net	21,553	41,553
Current portion of finance receivables, gross	22,444	16,594
Current portion of unearned interest	(891)	(3,946)

Non-current portion of finance receivables, net	—	28,905

Finance receivables due for payment

(in thousands)	EUR
2011	16,594
2012	18,898
2013	12,906
2014	—
2015	—
Thereafter	—

Finance receivables, gross	48,398

Inventories (Tables)	12 Months Ended
Dec. 31, 2010
Inventories (Tables) [Abstract]
Inventories

As of December 31	2009	2010
(In thousands)	EUR	EUR
Raw materials	175,045	248,969
Work-in-process	799,390	1,083,932
Finished products	194,153	353,514

Inventories, gross	1,168,588	1,686,415
Allowance for obsolescence and/or lower market value	(205,206)	(189,235)

Inventories, net	963,382	1,497,180

Allowance for obsolescence

As of December 31	2009	2010
(in thousands)	EUR	EUR
Balance at beginning of year	(167,353)	(205,206)
Addition for the year	(86,636)	(55,691)
Effect of exchange rates	(260)	(4,148)
Utilization of the provision	49,043	75,810

Allowance for obsolescence and/or lower market value	(205,206)	(189,235)

Other assets (Tables)	12 Months Ended
Dec. 31, 2010
Other assets (Tables) [Abstract]
Other current assets

As of December 31	2009	2010
(in thousands)	EUR	EUR
Advance payments to Zeiss	73,759	65,821
Prepaid expenses	38,832	46,325
Derivative instruments	47,436	24,401
VAT	25,211	35,065
Other receivables	30,802	41,298
Other	2,706	1,252

Other current assets	218,746	214,162

Other non current assets

As of December 31	2009	2010
(in thousands)	EUR	EUR
Advance payments to Zeiss	—	140,016
Derivative instruments	55,948	71,779
Compensation plan assets[1]	8,520	9,626
Prepaid expenses	5,893	7,617
Subordinated loan granted to lessor
in respect of Veldhoven headquarters[2]	5,445	5,445
Other	1,248	1,229

Other non-current assets	77,054	235,712

1	For further details on compensation plan assets see Note 16.
2	For further details on loan granted to lessor in respect of Veldhoven headquarters see Note 11.

Goodwill (Tables)	12 Months Ended
Dec. 31, 2010
Goodwill (Tables) [Abstract]
Goodwill

As of December 31	2009	2010
(in thousands)	EUR	EUR
Cost
Balance, January 1	131,453	131,462
Effect of exchange rates	9	9,824

Goodwill	131,462	141,286

Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2010
Other Intangible Assets (Tables) [Abstract]
Other intangible assets

	Intellectual	Developed	Customer	In-process
	property	technology	relationships	R&D	Other	Total
(in thousands)	EUR	EUR	EUR	EUR	EUR	EUR
Cost
Balance, January 1, 2009	47,250	24,494	8,263	23,148	2,195	105,350
Effect of exchange rates	—	1	—	—	1	2

Balance, December 31, 2009	47,250	24,495	8,263	23,148	2,196	105,352
Effect of exchange rates	—	1,388	470	—	35	1,893

Balance, December 31, 2010	47,250	25,883	8,733	23,148	2,231	107,245

Accumulated amortization and impairment
Balance, January 1, 2009	43,577	8,406	1,894	23,148	1,633	78,658
Amortization	3,436	4,019	1,075	—	254	8,784
Effect of exchange rates	—	(157)	(42)	—	(19)	(218)

Balance, December 31, 2009	47,013	12,268	2,927	23,148	1,868	87,224
Amortization	211	4,052	1,084	—	108	5,455
Effect of exchange rates	—	723	174	—	18	915

Balance, December 31, 2010	47,224	17,043	4,185	23,148	1,994	93,594

Carrying amount
December 31, 2009	237	12,227	5,336	—	328	18,128
December 31, 2010	26	8,840	4,548	—	237	13,651

Future Amortization Expenses

(in thousands)	EUR
2011	5,285
2012	5,285
2013	1,794
2014	1,095
2015	186
Thereafter	6

Amortization expenses	13,651

Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2010
Property, plant and equipment (Tables) [Abstract]
Property, plant and equipment

	Land,	Machinery		Furniture,
	buildings and	and	Leasehold	fixtures and other
	constructions	equipment	improvements	equipment	Total
(in thousands)	EUR	EUR	EUR	EUR	EUR
Cost
Balance, January 1, 2009[1]	409,985	483,398	153,824	288,297	1,335,504
Additions	74,135	179,050	3,484	7,258	263,927
Disposals	(2,247)	(127,152)	(2,403)	(9,457)	(141,259)
Effect of exchange rates	360	(2,162)	61	386	(1,355)

Balance, December 31, 2009[1]	482,233	533,134	154,966	286,484	1,456,817
Additions	38,528	244,123	31,015	29,129	342,795
Disposals	(2,876)	(187,181)	(1,103)	(1,844)	(193,004)
Effect of exchange rates	8,970	19,177	757	2,475	31,379

Balance, December 31, 2010	526,855	609,253	185,635	316,244	1,637,987

Accumulated depreciation and impairment
Balance, January 1, 2009[1]	70,279	353,468	101,102	231,931	756,780
Depreciation[1]	24,041	63,614	15,851	27,568	131,074
Impairment charges	—	11,185	155	4,556	15,896
Disposals	(2,247)	(88,815)	(2,191)	(9,298)	(102,551)
Effect of exchange rates	(30)	41	12	235	258

Balance, December 31, 2009[1]	92,043	339,493	114,929	254,992	801,457
Depreciation	28,125	79,970	14,919	21,548	144,562
Impairment charges	6,673	1,178	500	212	8,563
Disposals	(1,328)	(71,809)	(1,045)	(1,696)	(75,878)
Effect of exchange rates	1,996	9,194	438	2,324	13,952

Balance, December 31, 2010	127,509	358,026	129,741	277,380	892,656

Carrying amount
December 31, 2009[1]	390,190	193,641	40,037	31,492	655,360
December 31, 2010	399,346	251,227	55,894	38,864	745,331

1	As of January 1, 2010 ASML adopted ASC 810 “Amendments to FIN 46(R)” which resulted in the consolidation of the VIE that owns ASML’s headquarters in Veldhoven, the Netherlands. The comparative figures for 2009 have been adjusted to reflect this change in accounting policy.

Accrued and other liabilities (Tables)	12 Months Ended
Dec. 31, 2010
Accrued and other liabilities (Tables) [Abstract]
Accrued and other liabilities

As of December 31	2009	2010
(in thousands)	EUR	EUR
Deferred revenue	219,378	543,145
Costs to be paid	208,684	270,836
Deposits from customers	—	150,000
Down payments from customers	274,074	675,636
Personnel related items	114,255	177,025
Derivative instruments	17,471	34,898
Standard warranty reserve	23,208	37,965
Other	4,650	2,314

Accrued and other liabilities	861,720	1,891,819
Less: long-term portion of accrued and other liabilities	44,359	373,070[1]

Short-term portion of accrued and other liabilities	817,361	1,518,749

1	The main part of the non current portion of accrued and other liabilities relates to down payments received from customers regarding 2012 shipments of high-volume EUV systems.

Changes in standard warranty reserve

As of December 31	2009	2010
(in thousands)	EUR	EUR
Balance, January 1	35,225	23,208
Additions of the year	15,047	46,467
Utilization of the reserve	(19,360)	(14,325)
Release of the reserve	(7,666)	(18,480)
Effect of exchange rates	(38)	1,095

Standard warranty reserve	23,208	37,965

Impact of change in accounting estimate on consolidated statements of operations and per share amounts

Year ended December 31	2008
(in thousands, except per share data)	EUR	%
Income from operations	33,409	11.6%
Net income	24,890	7.7%
Basic net income per ordinary share	0.06	8.0%
Diluted net income per ordinary share	0.06	8.1%

Provisions (Tables)	12 Months Ended
Dec. 31, 2010
Provisions (Tables) [Abstract]
Provisions

	Employee contract	Lease contract
	termination benefits	termination costs	Total
(in thousands)	EUR	EUR	EUR
Balance, January 1, 2009	2,265	17,908	20,173
Utilization of the provision	(2,244)	(2,747)	(4,991)
Unwinding of discount	—	136	136
Effect of exchange rates	(21)	(99)	(120)

Balance, December 31, 2009	—	15,198	15,198
Utilization of the provision	—	(2,576)	(2,576)
Unwinding of discount	—	305	305
Effect of exchange rates	—	1,134	1,134

Balance, December 31, 2010	—	14,061	14,061

Non-current portion of provisions
December 31, 2009	—	12,694	12,694
December 31, 2010	—	11,811	11,811

Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2010
Long Term Debt (Tables) [Abstract]
Long-term debt

As of December 31	2009	2010
(in thousands)	EUR	EUR
5.75 percent Eurobond, carrying amount	663,088	674,835
Variable Interest Entity	36,654	35,225
Other	14	—

Long-term debt	699,756	710,060

Principal repayments and other borrowing arrangements

(in thousands)	EUR
2011	1,429
2012	1,429
2013	1,429
2014	1,429
2015	1,429
Thereafter	628,080

Long-term debt	635,225
Less: current portion of long-term debt	1,429

Non-current portion of long-term debt	633,796

Summary of carrying amount of outstanding Eurobond and fair value of interest rate swaps

As of December 31	2009	2010
(in thousands)	EUR	EUR
5.75 percent Eurobond
Principal amount	600,000	600,000
Fair value interest rate swaps[1]	63,088	74,835

Carrying amount	663,088	674,835

1	The fair value of the interest rate swaps excludes accrued interest.

Estimated fair value of Eurobond

		2009			2010
	Principal	Carrying		Principal	Carrying
As of December 31	Amount	Amount	Fair Value[1]	Amount	Amount	Fair Value[1]
(in thousands)	EUR	EUR	EUR	EUR	EUR	EUR
5.75 percent Eurobond	600,000	663,088	599,232	600,000	674,835	631,452

1	Source: Bloomberg Finance LP

Commitments contingencies and guarantees (Tables)	12 Months Ended
Dec. 31, 2010
Commitments contingencies and guarantees (Tables) [Abstract]
Contractual Obligations

		Less than	1-3	3-5	After 5
Payments due by period	Total	1 year	years	years	years
(in thousands)	EUR	EUR	EUR	EUR	EUR
Long Term Debt Obligations, including interest expense[1]	951,560	35,929	71,859	71,859	771,913
Deposits from customers	150,000	150,000	—	—	—
Operating Lease Obligations	106,671	30,088	40,188	22,802	13,593
Purchase Obligations	2,098,432	2,003,321	94,942	169	—
Unrecognized Tax Benefits	162,066	29,956	30,853	40,062	61,195

Contractual Obligations	3,468,729	2,249,294	237,842	134,892	846,701

1	See Note 14 for the amounts excluding interest expense.

Purchase options

		Less than	1-3	3-5	After 5
Purchase options due by period	Total	1 year	years	years	years
(in thousands)	EUR	EUR	EUR	EUR	EUR
Purchase options	31,232	—	8,250	8,999	13,983

Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2010
Employee Benefits (Tables) [Abstract]
Pension Costs

Year ended December 31	2008	2009	2010
(in thousands)	EUR	EUR	EUR
Pension plan based on multi-employer union plan	30,579	30,930	29,643
Pension plans based on defined contribution	8,466	8,895	10,950

Pension costs	39,045	39,825	40,593

Bonus expenses under performance-related bonus plan

Year ended December 31	2008	2009	2010
(in thousands)	EUR	EUR	EUR
Bonus expenses	7,756	9,167	9,694

Bonus expenses under retention bonus plan

Year ended December 31	2008	2009	2010
(in thousands)	EUR	EUR	EUR
Bonus expenses	5,031	5,222	1,165

Stock option transactions

		Weighted average
	Number of	exercise price per
	options	ordinary share (EUR)
Outstanding, January 1, 2008	15,036,599	20.90
Granted	1,151,203	15.76
Exercised	(1,119,426)	12.03
Forfeited	(984,832)	11.99
Expired	(2,008,620)	17.02

Outstanding, December 31, 2008	12,074,924	22.57
Granted	368,752	15.67
Exercised	(1,014,287)	10.73
Forfeited	(197,346)	19.56
Expired	—	—
Transfer to/from Board of Management[1]	79,536	23.40

Outstanding, December 31, 2009	11,311,579	23.47
Granted	55,565	23.37
Exercised	(2,263,276)	11.22
Forfeited	(60,376)	18.53
Expired	(60,067)	15.38

Outstanding, December 31, 2010	8,983,425	26.66
Exercisable, December 31, 2010	8,161,139	27.66
Exercisable, December 31, 2009	10,264,985	24.06
Exercisable, December 31, 2008	9,717,891	24.32

1	In 2009, as a result of a change in the Board of Management 79,536 stock options were transferred between employee benefits and Board of Management remuneration.

Outstanding stock options

	Number		Weighted average	Weighted average
	oustanding		remaining	exercise price of
Range of exercise	December 31,	Number exercisable	contractual life of	oustanding options
prices (EUR)	2010	December 31, 2010	outstanding options (years)	(EUR)
0.15 - 7.94	325,482	288,516	4.56	1.22
8.17 - 12.62	2,894,858	2,874,158	4.38	11.46
12.75 - 19.13	1,518,478	1,003,914	6.03	16.81
19.45 - 29.18	653,677	403,621	7.28	23.41
29.65 - 44.48	21,000	21,000	1.07	36.89
45.02 - 67.53	3,569,930	3,569,930	1.07	46.02

Total	8,983,425	8,161,139	3.56	26.66

Stock options and shares

Year ended December 31
(in thousands, except for contractual term)	2008	2009	2010
Aggregate intrinsic value of stock options exercised (EUR)	5,894	10,140	30,546
Total fair value at vesting date of shares vested during the year (EUR)	4,288	8,465	9,469
Aggregate remaining contractual term of currently exercisable options (years)	4.83	4.28	3.14
Aggregate intrinsic value of exercisable stock options (EUR)	11,671	77,813	71,524
Aggregate intrinsic value of outstanding stock options (EUR)	15,491	84,554	81,402

Employee share issuances

		Conditionally					Conditionally
		outstanding	Number of	Share			outstanding
		shares at	conditionally	price at			shares at	End of
		January 1,	shares	grant	Forfeited/		December 31,	vesting
Share plan	Year	2010	granted	date (EUR)	expired	Vested	2010	period
Employee plan	2007	42,570	—	24.26	(1,854)	(40,716)	—	10/19/2010
Brion stock plan	2007	110,675	—	17.50	—	(110,675)	—	03/07/2010
Brion performance stock plan	2007	40,822	—	23.12	(2,000)	(38,822)	—	12/31/2010
New hire performance stock plan	2007	8,182	—	22.00	(2,727)	(5,455)	—	12/31/2010
Senior management plan[1]	2007	31,164	—	17.80	(5,662)	(25,502)	—	10/19/2010
Employee plan	2008	34,622	—	14.87	(1,180)	—	33,442	07/18/2011
Brion performance stock plan	2008	134,752	—	12.95	(6,604)	(64,074)	64,074	12/31/2011
New hire performance stock plan January	2008	4,362	—	17.60	(727)	(1,454)	2,181	01/19/2011
Incentive share plan January	2008	2,500	—	17.60	—	—	2,500	01/19/2011
New hire performance stock plan July	2008	22,698	—	14.83	(2,523)	(5,044)	15,131	12/31/2011
New hire performance stock plan October	2008	7,875	—	11.43	—	(2,625)	5,250	10/17/2011
Senior management plan	2008	91,104	—	13.05	(9,257)	—	81,847	07/18/2011
Employee plan	2009	93,150	—	24.14	(1,200)	—	91,950	10/16/2012
Senior management plan	2009	225,875		19.85	(13,475)	—	212,400	10/16/2012
New hire performance stock plan January	2010	—	27,066	23.38	(4,116)	—	22,950	01/22/2013
New hire performance stock plan April	2010	—	6,595	25.59	—	—	6,595	04/16/2013
Brion performance stock plan	2010	—	79,395	25.59	—	—	79,395	04/16/2013
Employee plan	2010	—	118,100	23.37	—	—	118,100	10/15/2013
New hire performance stock plan October	2010	—	9,042	23.37	—	—	9,042	10/15/2013

Total		850,351	240,198		(51,325)	(294,367)	744,857

1	In 2009, as a result of a change in the Board of Management shares were transferred between employee benefits and Board of Management remuneration.

Assumption of the Black-Scholes option valuation of the fair value of the company's stock options

Year ended December 31	2008	2009	2010
Weighted average share price (in EUR)	12.5	16.7	24.1
Volatility (in percentage)	54.5	51.7	36.4
Expected life (in years)	4.9	4.6	4.6
Risk free interest rate	4.4	3.2	2.5
Expected dividend yield (in EUR)	1.15	1.06	1.06
Forfeiture rate[1]	—	—	—

1	For of the three years ended December 31, 2010, forfeitures are estimated to be nil.

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Income Taxes (Tables) [Abstract]
The components of (provision for) benefit from income taxes

Year Ended December 31	2008	2009	2010
(in thousands)	EUR	EUR	EUR
Current tax	50,857	(29,970)	(180,613)
Deferred tax	(38,131)	50,595	(40,090)

Total	12,726	20,625	(220,703)

The reconciliation between the (provision for) benefit from income taxes shown in the consolidated statements of operations, based on the effective tax rate, and expense based on the Dutch tax rate

Year Ended December 31	2008		2009		2010
(in thousands)	EUR	%	EUR	%	EUR	%
Income (loss) from operations before income taxes	309,644	100.0	(171,550)	100.0	1,242,523	100.0
Income tax (provision) benefit based on the Company’s domestic rate	(78,959)	25.5	43,745	25.5	(316,843)	25.5
Effects of tax rates in foreign jurisdictions	26,764	(8.6)	18,482	10.8	35,865	(2.9)
Adjustments in respect of changes in
the applicable tax rate	—	—	—	—	66,312	(5.3)
Adjustments in respect of prior years’ current taxes	80,390	(26.0)	(36,267)	(21.2)	25,648	(2.1)
Other credits and non-taxable items	(15,469)	5.0	(5,335)	(3.1)	(31,685)	2.6

(Provision for) benefit from income taxes shown in the consolidated statements of operations	12,726	(4.1)	20,625	12.0	(220,703)	17.8

Income taxes recognized directly in equity (including other comprehensive income)

Income tax recognized in equity	2008	2009	2010
(in thousands)	EUR	EUR	EUR
Current tax
Derivative financial instruments[1]	(16,081)	—	8,262
Share-based payments	(2,144)	—	(106)
Deferred tax
Derivative financial instruments[1]	—	813	—
Share-based payments	—	(1,954)	—

Total income tax recognized in equity	(18,225)	(1,141)	8,156

1	Recognized directly in Other Comprehensive Income.

The deferred tax position and liability for unrecognized tax benefits recorded on the balance sheet

As of December 31	2009	2010
(in thousands)	EUR	EUR
Liability for unrecognized tax benefits	(133,270)	(162,066)
Deferred tax position	194,486	193,587

Total	61,216	31,521

Reconciliation of the beginning and ending balance of the liability for unrecognized tax benefits

As of December 31	2009	2010
(in millions)	EUR	EUR
Balance, January 1	124.2	133.3
Gross increases – tax positions in prior period	6.4	8.6
Gross decreases – tax positions in prior period	(1.8)	(1.1)
Gross increases – tax positions in current period	10.6	24.7
Settlements	(4.3)	(3.4)
Lapse of statute of limitations	(1.8)	—

Total liability for unrecognized tax benefits	133.3	162.1
Less: current portion of liability for unrecognized tax benefits	—	18.2
Non-current portion of liability for unrecognized tax benefits	133.3	143.9

The changes in deferred income tax assets and liabilities

Changes in deferred tax assets and liabilities	2009	2010
(in thousands)	EUR	EUR
Balance, January 1	134,268	194,486
Income statement	59,639	(11,943)
Equity	1,141	—
Exchange differences	(562)	11,044

Balance, December 31	194,486	193,587

Deferred tax position

As of December 31	2009	2010
(in thousands)	EUR	EUR
Deferred tax assets – current	119,404	134,429
Deferred tax assets – non-current	133,263	71,008
Total deferred tax assets	252,667	205,437
Deferred tax liabilities – current	(3,047)	(65)
Deferred tax liabilities – non-current	(55,134)	(11,785)
Total deferred tax liabilities	(58,181)	(11,850)

Total	194,486	193,587

The composition of deferred tax assets and liabilities in the consolidated financial statements

Deferred tax assets
Composition of		Income		Exchange
temporary differences	January 1, 2009	statement	Equity	differences	December 31, 2009
(in thousands)	EUR	EUR	EUR	EUR	EUR
Tax effect carry-forward losses	57,832	48,977	1,141	(890)	107,060
Inventories	33,298	2,456	—	3	35,757
Capitalized research and development expenditures	43,522	(10,240)	—	(34)	33,248
Bilateral advance pricing agreement[1]	20,856	(6,379)	—	(87)	14,390
Fixed assets	5,840	7,821	—	(271)	13,390
Provisions	16,406	(4,018)	—	34	12,422
Restructuring and impairment	12,840	(5,248)	—	412	8,004
Share-based payments	3,445	1,426	—	(74)	4,797
Deferred revenue	6,107	(1,858)	—	(14)	4,235
Installation and warranty reserve	4,718	(1,041)	—	68	3,745
Alternative minimum tax credits[2]	3,016	(151)	—	31	2,896
Other temporary differences	12,033	567	—	123	12,723

Total	219,913	32,312	1,141	(699)	252,667

1	The Bilateral advance pricing agreement relates to intellectual property which is capitalized from a tax perspective resulting in a temporary difference.
2	Alternative minimum tax credits relate to prepaid United States taxes which are credited against future taxable profits after the carry-forward losses used.

Deferred tax liabilities
Composition of		Income		Exchange
temporary differences	January 1, 2009	statement	Equity	differences	December 31, 2009
(in thousands)	EUR	EUR	EUR	EUR	EUR
Temporary depreciation investments[1]	(72,587)	36,294	—	—	(36,293)
Fixed assets	—	(7,508)	—	154	(7,354)
Brion intellectual property	(8,862)	1,953	—	21	(6,888)
Transfer pricing	—	(2,878)	—	(108)	(2,986)
Borrowing costs	(2,020)	(696)	—	—	(2,716)
Other temporary differences	(2,176)	162	—	70	(1,944)

Total	(85,645)	27,327	—	137	(58,181)

1	The Company has temporarily depreciated part of its investments in its United States group companies which has been deducted from the taxable base in the Netherlands.

Deferred tax assets
Composition of		Income		Exchange
temporary differences	January 1, 2010	statement	Equity	differences	December 31, 2010
(in thousands)	EUR	EUR	EUR	EUR	EUR
Tax effect carry-forward losses	107,060	(84,794)	—	5,490	27,756
Inventories	35,757	34,155	—	1,212	71,124
Capitalized research and development expenditures	33,248	(7,504)	—	1,495	27,239
Bilateral advance pricing agreement[1]	14,390	(6,778)	—	381	7,993
Fixed assets	13,390	(9,244)	—	240	4,386
Provisions	12,422	8,671	—	735	21,828
Restructuring and impairment	8,004	(2,572)	—	642	6,074
Share-based payments	4,797	(3,488)	—	369	1,678
Deferred revenue	4,235	6,475	—	180	10,890
Installation and warranty reserve	3,745	4,137	—	210	8,092
Alternative minimum tax credits[2]	2,896	1,588	—	174	4,658
Other temporary differences	12,723	(916)	—	1,912	13,719

Total	252,667	(60,270)	—	13,040	205,437

1	The Bilateral advance pricing agreement relates to intellectual property which is capitalized from a tax perspective resulting in a temporary difference.
2	Alternative minimum tax credits relate to prepaid United States taxes which are credited against future taxable profits after the carry-forward losses used.

Deferred tax liabilities
Composition of		Income		Exchange	December 31,
temporary differences	January 1, 2010	statement	Equity	differences	2010
(in thousands)	EUR	EUR	EUR	EUR	EUR
Temporary depreciation investments[1]	(36,293)	36,293	—	—	—
Fixed assets	(7,354)	(1,741)	—	(566)	(9,661)
Brion intellectual property	(6,888)	7,981	—	(1,093)	—
Transfer pricing	(2,986)	3,237	—	(251)	—
Borrowing costs	(2,716)	1,485	—	—	(1,231)
Other temporary differences	(1,944)	1,072	—	(86)	(958)

Total	(58,181)	48,327	—	(1,996)	(11,850)

1	The Company has temporarily depreciated part of its investments in its United States group companies which has been deducted from the taxable base in the Netherlands.

Segment Disclosure (Tables)	12 Months Ended
Dec. 31, 2010
Segment Disclosure (Tables) [Abstract]
Net Sales for new and used systems

Year Ended December 31	2008	2009	2010
(in thousands)	EUR	EUR	EUR
New systems	2,346,337	993,260	3,704,290
Used systems	170,425	181,598	190,452

Net system sales	2,516,762	1,174,858	3,894,742

Net sales and identifiable assets by geographic region

Year Ended December 31	Net sales	Identifiable assets
(in thousands)	EUR	EUR
2008
Japan	437,202	239,746
Korea	909,941	12,204
Singapore	72,245	5,174
Taiwan	361,808	62,509
Rest of Asia	252,713	374,285
Europe	280,040	2,788,091[1]
United States	639,729	337,324

Total	2,953,678	3,819,333

2009
Japan	41,075	103,399
Korea	377,677	24,931
Singapore	155,825	7,987
Taiwan	440,222	63,502
Rest of Asia	144,004	398,959
Europe	68,652	2,609,319[1]
United States	368,608	406,464

Total	1,596,063	3,614,561

2010
Japan	396,748	345,160
Korea	1,396,028	31,859
Singapore	215,357	17,189
Taiwan	1,380,400	77,125
Rest of Asia	239,914	1,749,879
Europe	203,548	3,382,117
United States	675,943	422,092

Total	4,507,938	6,025,421

1	As of January 1, 2010 ASML adopted ASC 810 “Amendments to FIN 46(R)” which resulted in the consolidation of the VIE that owns ASML’s headquarters in Veldhoven, the Netherlands. The comparative figures for 2008 and 2009 have been adjusted to reflect this change in accounting policy. See Note 1 and Note 11.

Board of Management and Supervisory Board Remuneration (Tables)	12 Months Ended
Dec. 31, 2010
Board of Management and Supervisory Board Remuneration (Tables) [Abstract]
Remuneration of the members of the Board of Management

							Total
		Fixed	Short-term (variable)		Long-term (variable)		Remuneration	Other
									Other benefits
		Base	STI	Option					and expense
	Financial	salary	(Cash)[1]	awards[2]	LTI (share awards)[3]		Total[5]	Pension[6]	reimbursement[7]
	Year	EUR	EUR	EUR	EUR		EUR	EUR	EUR
E. Meurice	2010	757,000	566,236	42,648	935,617	[4]	2,301,501	136,697	132,630
	2009	735,000	507,150	466,164	1,042,576		2,750,890	91,950	141,377
	2008	735,000	414,569	279,316	1,194,544		2,623,429	91,982	129,845

P.T.F.M. Wennink	2010	469,000	280,650	26,401	579,321	[4]	1,355,372	84,229	43,627
	2009	455,000	251,160	288,578	646,055		1,640,793	56,317	44,886
	2008	455,000	205,311	172,929	747,238		1,580,478	56,350	49,209

M.A. van den Brink	2010	497,000	297,405	28,025	617,004	[4]	1,439,434	90,388	44,817
	2009	483,000	266,616	306,336	681,179		1,737,131	59,880	44,992
	2008	483,000	217,945	183,276	785,809		1,670,030	59,913	43,686

F.J. van Hout	2010	412,000	246,541	23,209	471,700		1,153,450	65,300	34,549
	2009	400,000	220,800	241,522	123,111		985,433	40,800	35,199
	2008	—	—	—	—		—	—	—

F. Schneider-Maunoury[8]	2010	400,000	239,360	—	326,947		966,307	55,011	34,788
	2009	33,333	58,095	—	—		91,428	4,736	3,163
	2008	—	—	—	—		—	—	—

1	Actual STI (cash) chargeable to the company in the financial year (i.e. STI relating to performance in the current year but paid out in the next financial year). The accrued STI (cash) with respect to 2009 were paid out after ASML achieved a cumulative income from operations of at least 100 million Euro in two consecutive quarters after January 1, 2010. This was achieved on the basis of the first and second quarter results for 2010. The 2008 short-term incentives (cash) for Mr. Meurice, Mr. Wennink and Mr. van den Brink were partly paid in unconditional shares on February 3, 2009.
2	The remuneration reported as part of the option awards is based on costs incurred under U.S. GAAP. The costs of the option awards are based on the actual vested number of option awards multiplied by the fair value of the option awards at grant date and are recorded in the statements of operations on a straight line basis over the vesting period. The 2009 number of option awards that actually vested was 100 percent, whereas the 2008 number of option awards that actually vested was 50 percent.
3	The remuneration reported as part of the LTI (share awards) is based on costs incurred under U.S. GAAP. The costs of share awards are charged to the statements of operations over the three year vesting period based on the maximum achievable number of share awards. Therefore the costs for the financial year 2010 include costs of the Board of Management performance share plan 2010, 2009 and 2008. Furthermore, the difference between the amount based on the maximum achievable number of share awards and the amount based on the actual number of share awards that vest, is released to the statements of operations in the financial year in which the share awards vest.
4	The remuneration reported as part of the LTI (share awards) for the year 2010 includes a correction for the Board of Management performance share plan 2007 based on the actual number of share awards vested in 2010. The correction for Mr. Meurice, Mr. Wennink and for Mr. van den Brink amounts to EUR −296,287, EUR −183,612 and EUR −191,972, respectively.
5	This total reflects base salary, STI (cash), option awards and LTI (share awards).
6	The pension arrangement has been adjusted upwards to match common market practice as from 2010. Furthermore, since the pension arrangement for members of the Board of Management is a defined contribution plan, the Company does not have additional pension obligations beyond the annual premium contribution. As per 2010, the employee contribution to the pension plan is 4 percent of the pension base.
7	Other benefits and expense reimbursement include housing costs, company car costs, social security costs, health and disability insurance costs and representation allowances. As of 2009, all other benefits and expense reimbursement are gross amounts. Comparative figures for the year 2008 have been adjusted.
8	For 2009, the remuneration for Mr. Schneider-Maunoury regards only the month December.

Details of options awarded to members of the Board of Management

				Number of	Fair value		Number of
				options	at grant		options
				at grant	date[1]		at vesting
	Grant date	Status	Full control	date	(EUR)	Vesting date	date
E. Meurice	02/02/2009	Unconditional	No	84,895	5.73	02/02/2010	84,895
	02/04/2008	Unconditional	No	84,895	6.41	02/04/2009	42,448
	01/17/2007	Unconditional	Yes	100,154	6.74	01/17/2008	95,146

P.T.F.M. Wennink	02/02/2009	Unconditional	No	52,554	5.73	02/02/2010	52,554
	02/04/2008	Unconditional	No	52,554	6.41	02/04/2009	26,277
	01/17/2007	Unconditional	Yes	62,067	6.74	01/17/2008	58,964

M.A. van den Brink	02/02/2009	Unconditional	No	55,788	5.73	02/02/2010	55,788
	02/04/2008	Unconditional	No	55,788	6.41	02/04/2009	27,894
	01/17/2007	Unconditional	Yes	64,888	6.74	01/17/2008	61,644

F.J. van Hout[2]	02/02/2009	Unconditional	No	46,201	5.73	02/02/2010	46,201
	07/18/2008	Unconditional	No	8,000	5.45	07/18/2011	8,000

F. Schneider-Maunoury	—	—	—	—	—	—	—

1	The fair value of the option award as of the grant date
2	The options granted to Mr. Van Hout on and before October 17, 2008, relate to his pre-Board of Management period at ASML

Details of vested options held by members of the Board of Management to purchase ordinary shares

			Share		Free	With lock-up
			price on		tradable	restriction	Exercise
	Jan. 1,	Exercised	exercise date	Vested	(Dec. 31,	(Dec. 31,	price	Expiration
	2010	during 2010	(EUR)	during 2010	2010)	2010)	(EUR)	date
E. Meurice	125,000	—	—	—	125,000	—	10.62	10/15/2014
	57,770	—	—	—	57,770	—	11.53	01/19/2015
	12,500	—	—	—	12,500	—	11.52	01/21/2015
	88,371	—	—	—	88,371	—	17.90	01/18/2016
	95,146	—	—	—	95,146	—	20.39	01/17/2017
	42,448	—	—	—	—	42,448	17.20	02/04/2018
	—	—	—	84,895	—	84,895	12.39	02/02/2019

P.T.F.M. Wennink	31,500	—	—	—	31,500	—	58.00	01/20/2012
	32,379	12,379	23.08	—	20,000	—	11.53	01/19/2015
	56,236	—	—	—	56,236	—	17.90	01/18/2016
	58,964	—	—	—	58,964	—	20.39	01/17/2017
	26,277	—	—	—	—	26,277	17.20	02/04/2018
	—	—	—	52,554	—	52,554	12.39	02/02/2019

M.A. van den Brink	31,500	—	—	—	31,500	—	58.00	01/20/2012
	59,098	19,098	23.08	—	40,000	—	17.90	01/18/2016
	61,644	—	—	—	61,644	—	20.39	01/17/2017
	27,894	—	—	—	—	27,894	17.20	02/04/2018
	—	—	—	55,788	—	55,788	12.39	02/02/2019

F.J. van Hout	4,100	4,100	23.08	—	—	—	7.88	01/20/2013
	15,000	—	—	—	15,000	—	10.11	07/18/2013
	1,365	1,365	23.08	—	—	—	10.11	07/18/2013
	10,000	—	—	—	10,000	—	17.34	01/19/2014
	20,000	—	—	—	20,000	—	12.02	07/16/2014
	9,000	—	—	—	9,000	—	11.56	04/15/2015
	14,000	—	—	—	14,000	—	17.90	10/20/2016
	1,388	—	—	—	1,388	—	24.26	10/19/2017
	3,987	—	—	—	3,987	—	11.43	10/17/2018
	—	—	—	46,201	—	46,201	12.39	02/02/2019

F. Schneider-Maunoury	—	—	—	—	—	—	—	—

Performance shares granted to members of the Board of Management

				Number of	Fair value at		Number of
				shares at	grant date[1]	Vesting	shares
	Grant date	Status	Full control	grant date	(EUR)	date	at vesting date
E. Meurice	02/01/2010	Conditional	No	88,732	22.93	02/01/2013	—
	02/02/2009	Conditional	No	57,002	13.05	02/02/2012	—
	02/04/2008	Conditional	No	57,002	18.18	02/04/2011	—
	01/17/2007	Unconditional	No	66,338	20.39	01/17/2010	51,807
	01/18/2006	Unconditional	No	72,136	17.90	01/18/2009	72,136
	01/19/2005	Unconditional	Yes	36,972	11.53	01/19/2008	36,972

P.T.F.M. Wennink	02/01/2010	Conditional	No	54,974	22.93	02/01/2013	—
	02/02/2009	Conditional	No	35,287	13.05	02/02/2012	—
	02/04/2008	Conditional	No	35,287	18.18	02/04/2011	—
	01/17/2007	Unconditional	No	41,111	20.39	01/17/2010	32,106
	01/18/2006	Unconditional	No	45,905	17.90	01/18/2009	45,905
	01/19/2005	Unconditional	Yes	20,721	11.53	01/19/2008	20,721

M.A. van den Brink	02/01/2010	Conditional	No	58,256	22.93	02/01/2013	—
	02/02/2009	Conditional	No	37,458	13.05	02/02/2012	—
	02/04/2008	Conditional	No	37,458	18.18	02/04/2011	—
	01/17/2007	Unconditional	No	42,980	20.39	01/17/2010	33,565
	01/18/2006	Unconditional	No	48,241	17.90	01/18/2009	48,241
	01/19/2005	Unconditional	Yes	25,902	11.53	01/19/2008	25,902

F.J. van Hout[2]	02/01/2010	Conditional	No	48,293	22.93	02/01/2013	—
	02/02/2009	Conditional	No	31,021	13.05	02/02/2012	—
	07/18/2008	Conditional	No	4,000	17.20	07/18/2011	—
	10/19/2007	Unconditional	Yes	3,334	20.39	10/19/2010	1,667

F. Schneider-Maunoury	02/01/2010	Conditional	No	46,886	22.93	02/01/2013	—

1	The fair value of the shares as of the grant date.
2	The shares granted to Mr. Van Hout on and before October 17, 2008, relate to his pre-Board of Management period at ASML. No lock-up period is applicable for the shares granted to Mr. Van Hout in his pre-Board of Management period.

Supervisory Board remuneration

					Selection and	Technology
		Supervisory	Audit	Remuneration	Nomination	and Strategy
Year ended December 31	2010	Board	Committee	Committee	Committee	Committee	Other[1]
Arthur P.M. van der Poel	80,000	55,000	10,000	—	7,500	7,500	—
Jos W.B. Westerburgen	60,000	40,000	—	10,000	10,000	—	—
OB Bilous	95,000	70,000	—	—	7,500	7,500	10,000
Frits W. Fröhlich	55,000	40,000	15,000	—	—	—	—
Hendrika (Ieke) C.J. van den Burg	47,500	40,000	—	7,500	—	—	—
William T. Siegle	80,000	70,000	—	—	—	10,000	—
Pauline F.M. van der Meer Mohr	47,500	40,000	—	7,500	—	—	—
Wolfgang H. Ziebart	57,500	40,000	10,000	—	—	7,500	—

Total	522,500	395,000	35,000	25,000	25,000	32,500	10,000

					Selection and	Technology
		Supervisory	Audit	Remuneration	Nomination	and Strategy
Year ended December 31	2009	Board	Committee	Committee	Committee	Committee	Other[1]
Arthur P.M. van der Poel	80,000	55,000	10,000	—	7,500	7,500	—
Jos W.B. Westerburgen	60,000	40,000	—	10,000	10,000	—	—
OB Bilous	95,000	70,000	—	—	7,500	7,500	10,000
Frits W. Fröhlich	55,000	40,000	15,000	—	—	—	—
Hendrika (Ieke) C.J. van den Burg	47,500	40,000	—	7,500	—	—	—
William T. Siegle	79,375	69,375	—	—	—	10,000	—
Pauline F.M. van der Meer Mohr[2,3]	47,500	40,000	—	7,500	—	—	—
Wolfgang H. Ziebart[2]	43,125	25,625	10,000	—	—	7,500	—
J.A. Dekker[4]	15,000	—	—	7,500	—	7,500	—

Total	522,500	380,000	35,000	32,500	25,000	40,000	10,000

1	To compensate for certain obligations ASML has towards the U.S. government as a result of the merger with SVG in 2001, one U.S. member receives an additional EUR 10,000 to fulfill these obligations.
2	Membership started March 26, 2009.
3	The amount paid to Ms. P. van der Meer Mohr in 2009 consists of an amount paid to Ms. P. van der Meer Mohr as observer to the Supervisory Board prior to her appointment, and an amount for her membership of the Supervisory Board and Remuneration Committee.
4	Membership ended March 26, 2009.

Selected operating expenses and additional information (Tables)	12 Months Ended
Dec. 31, 2010
Selected operating expenses and additional information (Tables) [Abstract]
Personnel expenses for all payroll employees

Year ended December 31	2008	2009	2010
(in thousands)	EUR	EUR	EUR
Wages and salaries	477,374	436,888	551,683
Social security expenses	37,877	38,533	42,468
Pension and retirement expenses	39,045	39,825	40,593
Share-based payments	13,535	13,394	12,109

Personnel expenses	567,831	528,640	646,853

Total number of payroll personnel employed in FTEs per sector

As of December 31	2008	2009	2010
Customer Support	2,389	1,910	2,236
SG&A	667	679	727
Industrial Engineering	—	277	398
Manufacturing & Logistics	1,731	1,639	2,475
R&D	3,010	2,813	3,225
Sourcing	462	367	125
Quality & Process Improvement	—	—	59

Total employees (in FTEs)	8,259	7,685	9,245
Less: Temporary employees (in FTEs)	1,329	1,137	2,061

Payroll employees (in FTEs)	6,930	6,548	7,184

Purchases of Equity Securities by the Issuer and Affiliated Purchasers (Tables)	12 Months Ended
Dec. 31, 2010
Purchases of Equity Securities by the Issuer and Affiliated Purchasers (Tables) [Abstract]
Summary of shares repurchased by the Company between 2006 and 2010

						Total value
				Total Number	Maximum	of Shares
				of Shares	Number of	Purchased as
				Purchased as	Shares That	Part of Publicly
			Average	Part of Publicly	May Yet be	Announced
		Total Number	price paid	Announced	Purchased	Plans or
		of Shares	per share	Plans or	Under the	Programs (in
Program	Period	purchased	(EUR)	Programs	Programs	EUR million)
2006-2007 Share program	May 17-26, 2006	6,412,920	15.59	6,412,920	19,037,376	100
2006-2007 Share program	June 7-30, 2006	13,517,078	15.81	19,929,998	5,520,298	314
2006-2007 Share program	July 3-13, 2006	5,520,298	15.62	25,450,296	—	400
2006-2007 Share program	October 12, 2006	14,934,843	18.55	14,934,843	—	277
2006-2007 Share program	February 14-23, 2007	8,000,000	19.53	8,000,000	—	156
Capital repayment program 2007	September - October 2007	55,093,409	18.36	55,093,409	—	1,012
2007-2008 Share program	November 14-26, 2007	9,000,000	22.62	9,000,000	5,000,000	204
2007-2008 Share program	January 17-22, 2008	5,000,000	17.52	14,000,000	—	292

General information / Summary of significant accounting policies (Details) (EUR €) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Net income (loss) per ordinary share
Net income (loss)	€ 1,021,820,000		€ (150,925,000)		€ 322,370,000
Weighted average number of shares outstanding (after deduction of treasury stock) during the year	435,146		432,615		431,620
Basic net income (loss) per ordinary share	€ 2.35		€ (0.35)		€ 0.75
Plus shares applicable to:
Options and restricted shares	3,828	[1]			2,585	[1]
Dilutive potential ordinary shares	3,828				2,585
Adjusted weighted average number of shares	438,974	[1]	432,615	[1]	434,205	[1]
Diluted net income (loss) per ordinary share	€ 2.33	[1]	€ (0.35)	[1]	€ 0.74	[1]
Revenue Recognition (Textuals) [Abstract]
Deferred Revenue	543,145,000		219,378,000
Deferred Revenue, Revenue Recognized	0		0		0
Effect of adoption of ASC 810 in consolidated balance sheet
Property plant and equipment	35,200,000		36,700,000
Long-term debt	35,200,000		36,700,000
General information / Summary of significant accounting policies (Textuals) [Abstract]
Voting Rights Required for consolidation of subsidiaries	more than one half
Cash and cash equivalents maturity period	Three months or less
Amount of repurchase commitments	0		0
Standard product warranty period in months	12
Product warranty on certain optic parts period in months	60
Estimated loss charged to statement of operations in connection with contingencies and litigation	1,500,000		0		0
Intellectual Property [Member]
Finite lived intangible assets estimated useful life
Estimated useful life, minimum (in years)	3
Estimated useful life, maximum (in years)	10
Developed technology [Member]
Finite lived intangible assets estimated useful life
Estimated useful life (in years)	6
Customer relationships [Member]
Finite lived intangible assets estimated useful life
Estimated useful life (in years)	8
Other [Member]
Finite lived intangible assets estimated useful life
Estimated useful life, minimum (in years)	2
Estimated useful life, maximum (in years)	6
Buildings and constructions [Member]
Property plant and equipment estimated useful life
Estimated useful life, minimum (in years)	5
Estimated useful life, maximum (in years)	40
Machinery and equipment [Member]
Property plant and equipment estimated useful life
Estimated useful life, minimum (in years)	2
Estimated useful life, maximum (in years)	5
Internally Developed Software [Member]
Property plant and equipment estimated useful life
Estimated useful life, minimum (in years)	3
Estimated useful life, maximum (in years)	5
Leasehold improvements [Member]
Property plant and equipment estimated useful life
Estimated useful life, minimum (in years)	5
Estimated useful life, maximum (in years)	10
Furniture fixtures and other equipment [Member]
Property plant and equipment estimated useful life
Estimated useful life, minimum (in years)	3
Estimated useful life, maximum (in years)	5
Shipments of new technology [Member]
Revenue Recognition (Textuals) [Abstract]
Deferred Revenue	38,500,000		0		0
Installation Services [Member]
Revenue Recognition (Textuals) [Abstract]
Deferred Revenue	10,100,000		3,000,000
Training services [Member]
Revenue Recognition (Textuals) [Abstract]
Deferred Revenue	12,700,000		10,400,000
Extended and enhanced (optic) warranty contracts [Member]
Revenue Recognition (Textuals) [Abstract]
Deferred Revenue	€ 243,400,000		€ 125,900,000

[1]	The calculation of diluted net income (loss) per ordinary share assumes the exercise of options issued under ASML stock option plans and the issue of shares under ASML share plans for periods in which exercises or issues would have a dilutive effect. The calculation of diluted net income (loss) per ordinary share does not assume exercise of such options or issue of shares when such exercises or issue would be anti-dilutive

Fair value measurements (Details) (EUR €)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007	Jun. 30, 2007
Assets
Derivative financial instruments	€ 96,180,000	[1]	€ 103,384,000	[1]
Cash and cash equivalents	1,949,834,000	[2]	1,037,074,000	[2]	1,109,184,000	1,271,636,000
Financial assets	2,046,014,000		1,140,458,000
Liabilities
Long term debt	710,060,000	[3]	699,756,000	[3],[4],[5]
Derivative financial instruments	34,898,000	[1]	17,471,000	[1]
Financial liabilities	744,958,000		717,227,000
Fair value measurements (Textuals) [Abstract]
Assets measured at fair value on a recurring basis using significant unobservable inputs	0
Liabilities measured at fair value on a recurring basis using significant unobservable inputs	0
Estimated fair value of assets	400,000
Impairment charges on property, plant and equipment	8,563,000		15,896,000		25,109,000
Impairment charges of goodwill	0		0
Impairment charges of other intangible assets	0
Principal amount	600,000,000						600,000,000
Level 1 [Member]
Assets
Derivative financial instruments	0	[1]	0	[1]
Cash and cash equivalents	203,922,000	[2]	302,736,000	[2]
Financial assets	203,922,000		302,736,000
Level 1 [Member]
Liabilities
Long term debt	0	[3]	0	[3],[4],[5]
Derivative financial instruments	0	[1]	0	[1]
Financial liabilities	0		0
Level 2 [Member]
Assets
Derivative financial instruments	96,180,000	[1]	103,384,000	[1]
Cash and cash equivalents	1,745,912,000	[2]	734,338,000	[2]
Financial assets	1,842,092,000		837,722,000
Level 2 [Member]
Liabilities
Long term debt	710,060,000	[3]	699,756,000	[3],[4],[5]
Derivative financial instruments	34,898,000	[1]	17,471,000	[1]
Financial liabilities	744,958,000		717,227,000
Level 3 [Member]
Assets
Derivative financial instruments	0	[1]	0	[1]
Cash and cash equivalents	0	[2]	0	[2]
Financial assets	0		0
Level 3 [Member]
Liabilities
Long term debt	0	[3]	0	[3],[4],[5]
Derivative financial instruments	0	[1]	0	[1]
Financial liabilities	€ 0		€ 0

[1]	Derivative financial instruments consist of forward contracts and interest rate swaps. See Note 3.
[2]	Based on a reassessment of the Level classifications, in 2010, the Company concluded that Money Market Funds should be classified Level 1 instead of Level 2, as they are valued based on quoted prices for identical assets in active markets accessible to the Company. The comparative figures were adjusted accordingly to reflect this change in classification.
[3]	The long-term debt mainly relates to the company's EUR 600 million Eurobond and excludes accrued interest. For further details see Note 14, Long-term debt.
[4]	As of January 1, 2010 ASML adopted Accounting Standards Codification ("ASC") 810 "Amendments to FIN 46(R)" which resulted in the consolidation of the Variable Interest Entity ("VIE") that owns ASML's headquarters in Veldhoven, the Netherlands. The comparative figures for 2008 and 2009 have been adjusted to reflect this change in accounting policy. See Note 1 and Note 11.
[5]	As of January 1, 2010 ASML adopted ASC 810 "Amendments to FIN 46(R)" which resulted in the consolidation of the VIE that owns ASML's headquarters in Veldhoven, the Netherlands. The comparative figures for 2009 have been adjusted to reflect this change in accounting policy. See Note 1 and Note 11.

Market risks and derivatives (Details)	12 Months Ended																12 Months Ended						12 Months Ended
	Dec. 31, 2010 EUR ( €)		Dec. 31, 2009 EUR ( €)		Dec. 31, 2010 USD ( $)	Dec. 31, 2010 JPY ( ¥)	Dec. 31, 2009 USD ( $)	Dec. 31, 2009 JPY ( ¥)	Dec. 31, 2010 Fair Value Hedging Member Interest Rate Swap [Member] EUR ( €)	Dec. 31, 2009 Fair Value Hedging Member Interest Rate Swap [Member] EUR ( €)	Dec. 31, 2010 Cash Flow Hedging Member Interest Rate Swap [Member] EUR ( €)	Dec. 31, 2009 Cash Flow Hedging Member Interest Rate Swap [Member] EUR ( €)	Dec. 31, 2010 Cash Flow Hedging Member Foreign Exchange Forward [Member] EUR ( €)	Dec. 31, 2009 Cash Flow Hedging Member Foreign Exchange Forward [Member] EUR ( €)	Dec. 31, 2010 Nondesignated Member Foreign Exchange Forward [Member] EUR ( €)	Dec. 31, 2009 Nondesignated Member Foreign Exchange Forward [Member] EUR ( €)	Dec. 31, 2010 Sales [Member] EUR ( €)	Dec. 31, 2009 Sales [Member] EUR ( €)	Dec. 31, 2010 Cost of Sales [Member] EUR ( €)	Dec. 31, 2009 Cost of Sales [Member] EUR ( €)	Dec. 31, 2010 Credit Facility 1 [Member] EUR ( €)	Dec. 31, 2009 Credit Facility 1 [Member] EUR ( €)	Dec. 31, 2010 Credit Facility 2 [Member] EUR ( €)	Dec. 31, 2009 Credit Facility 2 [Member] EUR ( €)
Financial instruments
Currency contracts, notional amount	€ (1,933,000)	[1]	€ 527,816,000	[1]
Currency contracts, fair value	(28,974,000)	[1]	7,428,000	[1]
Interest rate swaps, notional amount	641,500,000	[2]	641,500,000	[2]
Interest rate swaps, fair value	90,256,000	[2]	78,485,000	[2]
Derivative financial instruments per category
Derivative assets	96,180,000	[3]	103,384,000	[3]					93,347,000	81,811,000	0	0	1,533,000	1,592,000	1,300,000	19,981,000
Derivative liabilities	34,898,000	[3]	17,471,000	[3]					0	0	3,091,000	3,326,000	11,535,000	13,222,000	20,272,000	923,000
Derivative assets, noncurrent	71,779,000		55,948,000						71,779,000	55,948,000	0	0	0	0
Derivative liabilities, noncurrent	1,981,000		1,935,000						0	0	1,887,000	1,935,000	94,000	0
Derivative assets, current	24,401,000		47,436,000
Derivative liabilities, current	32,917,000		15,536,000
Foreign currency market risks (Textuals) [Abstract]
Total anticipated income (loss) to be released to sales/cost of sales, net of taxes																	(35,900,000)	(41,800,000)	(6,100,000)	500,000
Total anticipated income (loss) to be released to sales/cost of sales																	(40,800,000)		(7,000,000)
Amount of loss/gain charged to sales/cost of sales																	(40,700,000)		(7,000,000)
Line of credit (Textuals) [Abstract]
Available credit facility	700,000,000		700,000,000																		500,000,000		200,000,000
End date																					May,2015		2011-03-13
Term for new credit facility	5 years
Line of Credit Facility, Amount Outstanding																					0	0	0	0
Starting Date of Repayment of credit Facility																							Four years after drawdown
Line Of Credit Facility Date Of Last Required Payment																							Seven years after drawdown
Interest rate description																					will bear interest at EURIBOR or LIBOR plus a margin that is dependent on the Company's liquidity position		Bear interest at EURIBOR or LIBOR plus a margin
Market risks and derivatives (Textuals) [Abstract]
Number of transactions are entered for trading or speculative purpose	0
Gain (Loss) on Foreign Currency Cash Flow Hedge Ineffectiveness	(400,000)		(10,700,000)
Cumulative foreign currency translation adjustment relating to net investment hedge	0
Effectiveness of interest rate swap contracts	1
General strategy on cash and cash equivalents maintance	Between EUR 1.0 and 1.5 billion
Number of Credit facilities	2		2
Ineffectiveness recognized in income statement arising from net investment hedges	0
Ineffectiveness recognized in income statement arising from Fair value hedges	0		0
Notional principal amounts of the outstanding currency contract	(1,933,000)	[1]	527,816,000	[1]
Aggregate notional amount of USD derivatives					222,600,000		152,900,000
Aggregate notional amount of Yen derivatives						27,700,000,000		57,100,000,000
Gain Loss On Foreign Currency Derivative Recorded In Earnings Net	(13,700,000)		29,300,000
Notional amount of interest rate fair value hedge derivatives	641,500,000	[2]	641,500,000	[2]
Minimum committed capital to net total assets ratio to be maintained Under Credit facility	40.00%
Committed capital to net total assets ratio under Credit facility	78.00%		85.70%
Credit Facility covenant, maximum amount of indebtedness	2,300,000,000
Credit Facility covenant, amount of indebtedness	€ 1,319,200,000		€ 1,319,000,000

[1]	Relates to forward contracts assigned as a hedge to forecasted sales and purchase transactions, to monetary assets and liabilities, mainly in U.S. dollar and Japanese Yen
[2]	Relates to interest rate swaps assigned as a hedge to interest bearing assets and liabilities mainly related to the EUR 600.0 million Eurobond; the fair value of the interest rate swaps includes accrued interest
[3]	Derivative financial instruments consist of forward contracts and interest rate swaps. See Note 3.

Cash and cash equivalents (Details) (EUR €) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 Short-term deposits [Member]	Dec. 31, 2009 Short-term deposits [Member]	Dec. 31, 2010 Interest-bearing bank accounts [Member]	Dec. 31, 2009 Interest-bearing bank accounts [Member]	Dec. 31, 2010 Investments in money market funds [Member]	Dec. 31, 2009 Investments in money market funds [Member]
Cash and cash equivalents (Textuals) [Abstract]
Cash and cash equivalents		€ 1,644.9	€ 652.3	€ 101	€ 82	€ 203.9	€ 302.8
Cash and cash equivalents maturity period	Three months or less

Accounts receivable (Details) (EUR €) In Thousands	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Accounts receivable
Accounts receivable, gross	€ 1,125,479		€ 380,678
Allowance for doubtful receivables	(1,945)		(3,239)		(1,430)
Accounts receivable, net	1,123,534		377,439
Allowance for doubtful receivables
Allowance for doubtful receivables, Beginning Balance	(3,239)		(1,430)
Utilization of the provision	38		80
(Addition) / release for the year	1,256	[1]	(1,889)	[1]	(188)
Allowance for doubtful receivables, Ending Balance	€ (1,945)		€ (3,239)		€ (1,430)

[1]	(Addition) / release for the year is recorded in cost of sales.

Finance receivables (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)	Dec. 31, 2010
Components of finance receivables
Finance receivables, gross	€ 48,398	€ 22,444
Unearned interest	(6,845)	(891)
Finance receivables, net	41,553	21,553
Current portion of finance receivables, gross	16,594	22,444
Current portion of unearned interest	(3,946)	(891)
Non-current portion of finance receivables, net	28,905	0
Finance receivables due for payment
2011	16,594
2012	18,898
2013	12,906
2014	0
2015	0
Thereafter	0
Finance receivables, gross	48,398
Finance receivables (Textuals) [Abstract]
Average lease term (years)			3
Expected credit losses from finance receivables recorded	€ 0	€ 0

Inventories (Details) (EUR €)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Inventories
Raw materials	€ 248,969,000	€ 175,045,000
Work-in-process	1,083,932,000	799,390,000
Finished products	353,514,000	194,153,000
Inventories, gross	1,686,415,000	1,168,588,000
Allowance for obsolescence and/or lower market value	(189,235,000)	(205,206,000)
Inventories, net	1,497,180,000	963,382,000
Allowance for obsolescence
Beginning balance	(205,206,000)	(167,353,000)
Addition for the year	(55,691,000)	(86,636,000)
Effect of exchange rates	(4,148,000)	(260,000)
Utilization of provision	75,810,000	49,043,000
Allowance for obsolescence and/or lower market value	(189,235,000)	(205,206,000)
Inventories (Textuals) [Abstract]
Decrease in gross inventories and allowance for inventory obsolescence due to change in presentation	18,800,000	20,100,000
Profit on sale of inventories previously written down	68,700,000	64,800,000
Cost of Sales [Member]
Inventories (Textuals) [Abstract]
Addition Obsolete Inventory Allowance	49,000,000	68,100,000
Research And Development Costs [Member]
Inventories (Textuals) [Abstract]
Addition Obsolete Inventory Allowance	€ 6,700,000	€ 18,500,000

Other assets (Details) (EUR €)	Dec. 31, 2010		Dec. 31, 2009
Other current assets
Advance payments to Zeiss	€ 65,821,000		€ 73,759,000
Prepaid expenses	46,325,000		38,832,000
Derivative instruments	24,401,000		47,436,000
VAT	35,065,000		25,211,000
Other receivables	41,298,000		30,802,000
Other	1,252,000		2,706,000
Other current assets	214,162,000		218,746,000
Other non current assets
Advance payments to Zeiss	140,016,000		0
Derivative instruments	71,779,000		55,948,000
Compensation plan assets	9,626,000	[1]	8,520,000	[1]
Prepaid expenses	7,617,000		5,893,000
Subordinated loan granted to lessor in respect of Veldhoven headquarters	5,445,000	[2]	5,445,000	[2]
Other	1,229,000		1,248,000
Other non-current assets	235,712,000		77,054,000
Other assets (Textuals) [Abstract]
Tax prepayment on intercompany profit, not realized	€ 26,000,000		€ 25,400,000

[1]	For further details on compensation plan see Note 16.
[2]	For further details on loan granted to lessor in respect of Veldhoven headquarters see Note 11.

Goodwill (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Changes in goodwill
Goodwill, Beginning balance	€ 131,462	€ 131,453
Effect of exchange rates	9,824	9
Goodwill, Ending balance	141,286	131,462
Goodwill impairment test (Textuals) [Abstract]
Cash flow projections	Coming five years
Weighted average growth rate of acquired company after maturity	3.00%
Weighted average cost of capital Discount Rate Percent	13.10%
Impairment charges of goodwill	€ 0	€ 0
Date of annual goodwill impairment test	30 September

Other intangible assets (Details) (EUR €)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cost
Cost, Beginning Balance	€ 105,352,000	€ 105,350,000
Effect of exchange rates	1,893,000	2,000
Cost, Ending Balance	107,245,000	105,352,000	105,350,000
Accumulated amortization and impairment
Accumulated amortization and impairment, Beginning Balance	87,224,000	78,658,000
Amortization	5,455,000	8,784,000	11,500,000
Effect of exchange rates	915,000	(218,000)
Accumulated amortization and impairment, Ending Balance	93,594,000	87,224,000	78,658,000
Carrying amount
Carrying amount	13,651,000	18,128,000
Future Amortization Expenses
2011	5,285,000
2012	5,285,000
2013	1,794,000
2014	1,095,000
2015	186,000
Thereafter	6,000
Total	13,651,000
Other intangible assets (Textuals) [Abstract]
Amortization recorded in cost of sales	5,455,000	8,784,000	11,500,000
Impairment charges	0	0	600,000
Intellectual Property [Member]
Cost
Cost, Beginning Balance	47,250,000	47,250,000
Effect of exchange rates	0	0
Cost, Ending Balance	47,250,000	47,250,000
Accumulated amortization and impairment
Accumulated amortization and impairment, Beginning Balance	47,013,000	43,577,000
Amortization	211,000	3,436,000
Effect of exchange rates	0	0
Accumulated amortization and impairment, Ending Balance	47,224,000	47,013,000
Carrying amount
Carrying amount	26,000	237,000
Other intangible assets (Textuals) [Abstract]
Amortization recorded in cost of sales	211,000	3,436,000
Developed technology [Member]
Cost
Cost, Beginning Balance	24,495,000	24,494,000
Effect of exchange rates	1,388,000	1,000
Cost, Ending Balance	25,883,000	24,495,000
Accumulated amortization and impairment
Accumulated amortization and impairment, Beginning Balance	12,268,000	8,406,000
Amortization	4,052,000	4,019,000
Effect of exchange rates	723,000	(157,000)
Accumulated amortization and impairment, Ending Balance	17,043,000	12,268,000
Carrying amount
Carrying amount	8,840,000	12,227,000
Other intangible assets (Textuals) [Abstract]
Amortization recorded in cost of sales	4,052,000	4,019,000
Customer relationships [Member]
Cost
Cost, Beginning Balance	8,263,000	8,263,000
Effect of exchange rates	470,000	0
Cost, Ending Balance	8,733,000	8,263,000
Accumulated amortization and impairment
Accumulated amortization and impairment, Beginning Balance	2,927,000	1,894,000
Amortization	1,084,000	1,075,000
Effect of exchange rates	174,000	(42,000)
Accumulated amortization and impairment, Ending Balance	4,185,000	2,927,000
Carrying amount
Carrying amount	4,548,000	5,336,000
Other intangible assets (Textuals) [Abstract]
Amortization recorded in cost of sales	1,084,000	1,075,000
In-process R&D [Member]
Cost
Cost, Beginning Balance	23,148,000	23,148,000
Effect of exchange rates	0	0
Cost, Ending Balance	23,148,000	23,148,000
Accumulated amortization and impairment
Accumulated amortization and impairment, Beginning Balance	23,148,000	23,148,000
Amortization	0	0
Effect of exchange rates	0	0
Accumulated amortization and impairment, Ending Balance	23,148,000	23,148,000
Carrying amount
Carrying amount	0	0
Other intangible assets (Textuals) [Abstract]
Amortization recorded in cost of sales	0	0
Other [Member]
Cost
Cost, Beginning Balance	2,196,000	2,195,000
Effect of exchange rates	35,000	1,000
Cost, Ending Balance	2,231,000	2,196,000
Accumulated amortization and impairment
Accumulated amortization and impairment, Beginning Balance	1,868,000	1,633,000
Amortization	108,000	254,000
Effect of exchange rates	18,000	(19,000)
Accumulated amortization and impairment, Ending Balance	1,994,000	1,868,000
Carrying amount
Carrying amount	237,000	328,000
Other intangible assets (Textuals) [Abstract]
Amortization recorded in cost of sales	€ 108,000	€ 254,000

Property, plant and equipment (Details) (EUR €)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2010 Land, buildings and constructions [Member]		Dec. 31, 2009 Land, buildings and constructions [Member]		Dec. 31, 2010 Machinery and equipment [Member]		Dec. 31, 2009 Machinery and equipment [Member]		Dec. 31, 2008 Machinery and equipment [Member]		Dec. 31, 2010 Leasehold improvements [Member]		Dec. 31, 2009 Leasehold improvements [Member]		Dec. 31, 2010 Furniture fixtures and other equipment [Member]		Dec. 31, 2009 Furniture fixtures and other equipment [Member]		Dec. 31, 2010 Research and Development Expense [Member]	Dec. 31, 2009 Research and Development Expense [Member]	Dec. 31, 2008 Research and Development Expense [Member]	Dec. 31, 2010 Selling General and Administrative Expenses [Member]	Dec. 31, 2009 Selling General and Administrative Expenses [Member]	Dec. 31, 2008 Selling General and Administrative Expenses [Member]	Dec. 31, 2010 Cost of Sales [Member]	Dec. 31, 2009 Cost of Sales [Member]	Dec. 31, 2008 Cost of Sales [Member]	Dec. 31, 2010 Variable Interest Entity [Member]	Dec. 31, 2003 Variable Interest Entity [Member]	Dec. 31, 2009 Variable Interest Entity [Member]
Cost
Beginning Balance	€ 1,456,817,000	[1]	€ 1,335,504,000	[1]			€ 482,233,000	[1]	€ 409,985,000	[1]	€ 533,134,000	[1]	€ 483,398,000	[1]			€ 154,966,000	[1]	€ 153,824,000	[1]	€ 286,484,000	[1]	€ 288,297,000	[1]
Additions	342,795,000		263,927,000				38,528,000		74,135,000		244,123,000		179,050,000				31,015,000		3,484,000		29,129,000		7,258,000
Disposals	(193,004,000)		(141,259,000)				(2,876,000)		(2,247,000)		(187,181,000)		(127,152,000)				(1,103,000)		(2,403,000)		(1,844,000)		(9,457,000)
Effect of exchange rates	31,379,000		(1,355,000)				8,970,000		360,000		19,177,000		(2,162,000)				757,000		61,000		2,475,000		386,000
Ending Balance	1,637,987,000		1,456,817,000	[1]	1,335,504,000	[1]	526,855,000		482,233,000	[1]	609,253,000		533,134,000	[1]	483,398,000	[1]	185,635,000		154,966,000	[1]	316,244,000		286,484,000	[1]
Accumulated depreciation and impairment
Beginning Balance	801,457,000	[1]	756,780,000	[1]			92,043,000	[1]	70,279,000	[1]	339,493,000	[1]	353,468,000	[1]			114,929,000	[1]	101,102,000	[1]	254,992,000	[1]	231,931,000	[1]
Depreciation	144,562,000		131,074,000	[1]	109,800,000		28,125,000		24,041,000	[1]	79,970,000		63,614,000	[1]			14,919,000		15,851,000	[1]	21,548,000		27,568,000	[1]	16,700,000	21,900,000	25,500,000	47,500,000	25,600,000	34,000,000	80,400,000	83,600,000	50,300,000
Impairment charges	8,563,000		15,896,000		24,600,000		6,673,000		0		1,178,000		11,185,000		22,300,000		500,000		155,000		212,000		4,556,000		700,000	9,100,000	2,200,000	600,000	4,700,000	1,600,000	7,300,000	2,100,000	20,800,000
Disposals	(75,878,000)		(102,551,000)				(1,328,000)		(2,247,000)		(71,809,000)		(88,815,000)				(1,045,000)		(2,191,000)		(1,696,000)		(9,298,000)
Effect of exchange rates	13,952,000		258,000				1,996,000		(30,000)		9,194,000		41,000				438,000		12,000		2,324,000		235,000
Ending Balance	892,656,000		801,457,000	[1]	756,780,000	[1]	127,509,000		92,043,000	[1]	358,026,000		339,493,000	[1]	353,468,000	[1]	129,741,000		114,929,000	[1]	277,380,000		254,992,000	[1]
Carrying amount
Carrying amount	745,331,000	[1]	655,360,000	[1]			399,346,000		390,190,000	[1]	251,227,000		193,641,000	[1]			55,894,000		40,037,000	[1]	38,864,000		31,492,000	[1]										35,200,000		36,700,000
Property, plant and equipment (Textuals) [Abstract]
Assets under contruction in carrying amount							31,800,000		5,900,000		16,300,000		30,400,000				29,100,000		500,000		6,900,000		1,900,000
Land	36,100,000		34,500,000
Minimum period in years of use for which systems will be capatilized in property plant and equipment	1
Additions related to non cash transfer from inventory	214,100,000		159,000,000		62,300,000
Disposals related to non cash transfer to inventory	110,400,000		27,800,000		27,800,000
Impairment charges	8,563,000		15,896,000		24,600,000		6,673,000		0		1,178,000		11,185,000		22,300,000		500,000		155,000		212,000		4,556,000		700,000	9,100,000	2,200,000	600,000	4,700,000	1,600,000	7,300,000	2,100,000	20,800,000
Depreciation charges	144,562,000		131,074,000	[1]	109,800,000		28,125,000		24,041,000	[1]	79,970,000		63,614,000	[1]			14,919,000		15,851,000	[1]	21,548,000		27,568,000	[1]	16,700,000	21,900,000	25,500,000	47,500,000	25,600,000	34,000,000	80,400,000	83,600,000	50,300,000
Estimated fair value of assets, value used to determine amount of impairment charge	400,000						400,000						7,000,000		5,400,000
Lease period of property relating to the variable interest entity																																			15
Lessor's shareholders equity relating to the variable interest entity																																			1,900,000
Loans from Shareholders relating to the variable interest entity																																			11,600,000
Loan from bank relating to the variable interest entity																																			12,300,000
Subordinated loan by ASML to parent of the lessor relating to the variable interest entity																																			5,400,000
Purchase option relating to the variable interest entity																																			24,500,000
Expiration date of purchase option relating to the variable interest entity																																			2018
Total assets of the lessor relating to the variable interest entity at inception of the lease																																			54,500,000
Use of Buildings (In Years) relating to the variable interest entity																																			15
Carrying amount	745,331,000	[1]	655,360,000	[1]			399,346,000		390,190,000	[1]	251,227,000		193,641,000	[1]			55,894,000		40,037,000	[1]	38,864,000		31,492,000	[1]										35,200,000		36,700,000
Number of shareholders that have granted a loan relating to the variable interest entity																																		3
Total amount of granted loan relating to the variable interest entity																																		47,100,000
Carrying amount respect to evaluation and rental systems											€ 63,000,000		€ 73,900,000

[1]	As of January 1, 2010 ASML adopted ASC 810 "Amendments to FIN 46(R)" which resulted in the consolidation of the Variable Interest Entity ("VIE") which owns ASML's headquarters located in Veldhoven. The comparative figures for 2009 have been adjusted to reflect this change in accounting policy.

Accrued and other liabilities (Details) (EUR €) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Accrued and other liabilities
Deferred Revenue	€ 543,145		€ 219,378
Costs to be paid	270,836		208,684
Deposits from Customers	150,000		0
Down payments from customers	675,636		274,074
Personnel related items	177,025		114,255
Derivative financial instruments	34,898	[1]	17,471	[1]
Standard warranty reserve	37,965		23,208		35,225
Other	2,314		4,650
Total accrued and other liabilities	1,891,819		861,720
Less: long-term portion of accrued and other liabilities	373,070	[2]	44,359
Short-term portion of accrued and other liabilities	1,518,749		817,361
Changes in standard warranty reserve
Balance, January 1	23,208		35,225
Additions of the year	46,467		15,047
Utilization of the reserve	(14,325)		(19,360)
Release of the reserve	(18,480)		(7,666)
Effect of exchange rates	1,095		(38)
Standard warranty reserve	37,965		23,208		35,225
Impact of change in accounting estimate on consolidated statements of operations and per share amounts
Income from operations					33,409
Income from operations (in percentage)					11.60%
Net income					24,890
Net income (in percentage)					7.70%
Basic net income per ordinary share					€ 0.06
Basic net income per ordinary share (in percentage)					8.00%
Diluted net income per ordinary share					€ 0.06
Diluted net income per ordinary share (in percentage)					8.10%
Accrued and other liabilities (Textuals) [Abstract]
Deferred Revenue	543,145		219,378
Shipments of new technology [Member]
Accrued and other liabilities
Deferred Revenue	38,500		0		0
Accrued and other liabilities (Textuals) [Abstract]
Deferred Revenue	€ 38,500		€ 0		€ 0

[1]	Derivative financial instruments consist of forward contracts and interest rate swaps. See Note 3.
[2]	The main part of the non current portion of accrued and other liabilities relates to down payments received from customers regarding 2012 shipments of high-volume EUV systems.

Provisions (Details) (EUR €) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Provisions
Beginning Balance	€ 15,198	€ 20,173
Utilization of the provision	(2,576)	(4,991)
Unwinding of discount	305	136
Effect of exchange rates	1,134	(120)
Ending Balance	14,061	15,198
Non-current portion of provisions	11,811	12,694
Lease contract termination costs [Member]
Provisions
Beginning Balance	15,198	17,908
Utilization of the provision	(2,576)	(2,747)
Unwinding of discount	305	136
Effect of exchange rates	1,134	(99)
Ending Balance	14,061	15,198
Non-current portion of provisions	11,811	12,694
Employee Contract Termination Benefits [Member]
Provisions
Beginning Balance		2,265
Utilization of the provision		(2,244)
Effect of exchange rates		(21)
Ending Balance		€ 0

Long Term Debt (Details) (EUR €) In Thousands	Dec. 31, 2010		Dec. 31, 2009
Long-term debt
5.75 percent Eurobond, carrying amount	€ 674,835		€ 663,088
Variable Interest Entity	35,225		36,654
Other	0		14
Long term debt	€ 710,060	[1]	€ 699,756	[1],[2],[3]

[1]	The long-term debt mainly relates to the company's EUR 600 million Eurobond and excludes accrued interest. For further details see Note 14, Long-term debt.
[2]	As of January 1, 2010 ASML adopted Accounting Standards Codification ("ASC") 810 "Amendments to FIN 46(R)" which resulted in the consolidation of the Variable Interest Entity ("VIE") that owns ASML's headquarters in Veldhoven, the Netherlands. The comparative figures for 2008 and 2009 have been adjusted to reflect this change in accounting policy. See Note 1 and Note 11.
[3]	As of January 1, 2010 ASML adopted ASC 810 "Amendments to FIN 46(R)" which resulted in the consolidation of the VIE that owns ASML's headquarters in Veldhoven, the Netherlands. The comparative figures for 2009 have been adjusted to reflect this change in accounting policy. See Note 1 and Note 11.

Long Term Debt (Details 1) (EUR €) In Thousands	Dec. 31, 2010		Dec. 31, 2009
Principal repayments and other borrowing arrangements
Long term debt	€ 710,060	[1]	€ 699,756	[1],[2],[3]
Long-term Debt [Member]
Principal repayments and other borrowing arrangements
2011	1,429
2012	1,429
2013	1,429
2014	1,429
2015	1,429
Thereafter	628,080
Long term debt	635,225
Less: current portion of long-term debt	1,429
Non-current portion of long-term debt	€ 633,796

[1]	The long-term debt mainly relates to the company's EUR 600 million Eurobond and excludes accrued interest. For further details see Note 14, Long-term debt.
[2]	As of January 1, 2010 ASML adopted Accounting Standards Codification ("ASC") 810 "Amendments to FIN 46(R)" which resulted in the consolidation of the Variable Interest Entity ("VIE") that owns ASML's headquarters in Veldhoven, the Netherlands. The comparative figures for 2008 and 2009 have been adjusted to reflect this change in accounting policy. See Note 1 and Note 11.
[3]	As of January 1, 2010 ASML adopted ASC 810 "Amendments to FIN 46(R)" which resulted in the consolidation of the VIE that owns ASML's headquarters in Veldhoven, the Netherlands. The comparative figures for 2009 have been adjusted to reflect this change in accounting policy. See Note 1 and Note 11.

Long Term Debt (Details 2) (EUR €) In Thousands	Dec. 31, 2010		Dec. 31, 2009		Jun. 30, 2007
Summary of carrying amount of outstanding Eurobond and fair value of interest rate swaps
Principal amount	€ 600,000				€ 600,000
Carrying amount	674,835		663,088
5.75 percent Eurobond [Member]
Summary of carrying amount of outstanding Eurobond and fair value of interest rate swaps
Principal amount	600,000		600,000
Fair value interest rate swaps	74,835	[1]	63,088	[1]
Carrying amount	€ 674,835		€ 663,088

[1]	The fair value of the interest rate swaps excludes accrued interest.

Long Term Debt (Details 3) (EUR €) In Thousands	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2007
Estimated fair value of Eurobond
Principal amount	€ 600,000		€ 600,000
Carrying amount	674,835	663,088
5.75 percent Eurobond [Member]
Estimated fair value of Eurobond
Principal amount	600,000	600,000
Fair Value	631,452	599,232
Carrying amount	€ 674,835	€ 663,088

Long Term Debt (Details Textuals)	12 Months Ended					12 Months Ended		12 Months Ended
	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2007 EUR ( €)	Dec. 31, 2010 Credit Facility 1 [Member] EUR ( €)	Dec. 31, 2009 Credit Facility 1 [Member] EUR ( €)	Dec. 31, 2010 Credit Facility 2 [Member] EUR ( €)	Dec. 31, 2009 Credit Facility 2 [Member] EUR ( €)
Line of credit (Textuals) [Abstract]
Number of Credit facilities	2	2
Available credit facilities	€ 700,000,000	€ 700,000,000				€ 500,000,000		€ 200,000,000
Line Of Credit Facility Period Extension	6 months
Line of Credit Facility, Amount Outstanding						0	0	0	0
End date of credit facility						May,2015		2011-03-13
Starting Date of Repayment of credit Facility								Four years after drawdown
Line Of Credit Facility Date Of Last Required Payment								Seven years after drawdown
Interest rate description						will bear interest at EURIBOR or LIBOR plus a margin that is dependent on the Company's liquidity position		Bear interest at EURIBOR or LIBOR plus a margin
Long Term Debt (Textuals) [Abstract]
Portion of amount included in Long-term debt as Variable Interest Entity	35,225,000	36,654,000
Payment date of Eurobond interest	June 13
Due date of redemption Eurobond	Jun 13, 2017
Redemption price of notes	100.00%
Principal amount	600,000,000				600,000,000
Interest rate principal amount of Eurobond			5.75%	5.75%
Term for new credit facility	5 years
Minimum committed capital to net total assets ratio to be maintained Under Credit facility	40.00%
Committed capital to net total assets ratio under Credit facility	78.00%	85.70%
Credit Facility covenant, maximum amount of indebtedness	2,300,000,000
Credit Facility covenant, amount of indebtedness	€ 1,319,200,000	€ 1,319,000,000

Commitments, contingencies and guarantees (Details) (EUR €)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Contractual Obligations
Long Term Debt Obligations, including interest expenses	€ 951,560,000	[1]
Deposits from Customers	150,000,000		0
Operating Lease Obligations	106,671,000
Purchase Obligations	2,098,432,000
Unrecognized Tax Benefits	162,066,000		133,270,000	124,200,000
Total Contractual Obligations	3,468,729,000
Purchase options
Purchase options	31,232,000
Commitments, Contingencies and Guarantees (Textuals) [Abstract]
Expense on operating lease payments	37,900,000		37,100,000	41,000,000
Less than 1 year [Member]
Contractual Obligations
Long Term Debt Obligations, including interest expenses	35,929,000	[1]
Deposits from Customers	150,000,000
Operating Lease Obligations	30,088,000
Purchase Obligations	2,003,321,000
Unrecognized Tax Benefits	29,956,000
Total Contractual Obligations	2,249,294,000
Purchase options
Purchase options	0
1-3 years [Member]
Contractual Obligations
Long Term Debt Obligations, including interest expenses	71,859,000	[1]
Deposits from Customers	0
Operating Lease Obligations	40,188,000
Purchase Obligations	94,942,000
Unrecognized Tax Benefits	30,853,000
Total Contractual Obligations	237,842,000
Purchase options
Purchase options	8,250,000
3-5 years [Member]
Contractual Obligations
Long Term Debt Obligations, including interest expenses	71,859,000	[1]
Deposits from Customers	0
Operating Lease Obligations	22,802,000
Purchase Obligations	169,000
Unrecognized Tax Benefits	40,062,000
Total Contractual Obligations	134,892,000
Purchase options
Purchase options	8,999,000
After 5 years [Member]
Contractual Obligations
Long Term Debt Obligations, including interest expenses	771,913,000	[1]
Deposits from Customers	0
Operating Lease Obligations	13,593,000
Purchase Obligations	0
Unrecognized Tax Benefits	61,195,000
Total Contractual Obligations	846,701,000
Purchase options
Purchase options	€ 13,983,000

[1]	See Note 14 for the amounts excluding interest expense.

Employee Benefits (Details) (EUR €) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Pension costs
Pension plan based on multi-employer union plan	€ 29,643	€ 30,930	€ 30,579
Pension plans based on defined contribution	10,950	8,895	8,466
Pension costs	€ 40,593	€ 39,825	€ 39,045

Employee Benefits (Details 1) (EUR €) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Bonus expenses under performance-related bonus plan
Bonus expenses	€ 9,694	€ 9,167	€ 7,756

Employee Benefits (Details 2) (EUR €) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Bonus expenses under retention bonus plan
Bonus expenses	€ 1,165	€ 5,222	€ 5,031

Employee Benefits (Details 3)	12 Months Ended
	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)		Dec. 31, 2008 EUR ( €)	Dec. 31, 2010	Dec. 31, 2009
Stock option transactions
Conditionally outstanding shares, Beginning balance		12,074,924		15,036,599	8,983,425	11,311,579
Outstanding, Weighted average exercise price	€ 23.47	€ 22.57		€ 20.9
Granted	55,565	368,752		1,151,203
Granted, Weighted average exercise price	€ 23.37	€ 15.67		€ 15.76
Exercised	(2,263,276)	(1,014,287)		(1,119,426)
Exercised, Weighted average exercise price	€ 11.22	€ 10.73		€ 12.03
Forfeited	(60,376)	(197,346)		(984,832)
Forfeited, Weighted average exercise price	€ 18.53	€ 19.56		€ 11.99
Expired	(60,067)	0		(2,008,620)
Expired, Weighted average exercise price	€ 15.38	€ 0		€ 17.02
Transfer to/from Board of Management		79,536	[1]
Transfer to/from Board of Management, Weighted average exercise price		€ 23.4	[1]
Outstanding, Weighted average exercise price	€ 26.66	€ 23.47		€ 22.57
Conditionally outstanding shares, Ending balance				12,074,924	8,983,425	11,311,579
Exercisable				9,717,891	8,161,139	10,264,985
Exercisable, Weighted average exercise price	€ 27.66	€ 24.06		€ 24.32

[1]	In 2009, as a result of a change in the Board of Management 79,536 stock options were transferred between employee benefits and Board of Management remuneration.

Employee Benefits (Details 4)	12 Months Ended		12 Months Ended
	Dec. 31, 2010 EUR ( €)	Dec. 31, 2010	Dec. 31, 2010 Price Range One [Member] EUR ( €)	Dec. 31, 2010 Price Range Two [Member] EUR ( €)	Dec. 31, 2010 Price Range Three [Member] EUR ( €)	Dec. 31, 2010 Price Range Four [Member] EUR ( €)	Dec. 31, 2010 Price Range Five [Member] EUR ( €)	Dec. 31, 2010 Price Range Six [Member] EUR ( €)
Outstanding stock options
Range of exercise prices (EUR), maximum			€ 7.94	€ 12.62	€ 19.13	€ 29.18	€ 44.48	€ 67.53
Range of exercise prices (EUR), minimum			€ 0.15	€ 8.17	€ 12.75	€ 19.45	€ 29.65	€ 45.02
Exercise Price Range, Number of Outstanding Options		8,983,425	325,482	2,894,858	1,518,478	653,677	21,000	3,569,930
Exercise Price Range, Number of Exercisable Options		8,161,139	288,516	2,874,158	1,003,914	403,621	21,000	3,569,930
Weighted average remaining contractual life of outstanding options (years)	3.56		4.56	4.38	6.03	7.28	1.07	1.07
Weighted average exercise price of oustanding options (EUR)	€ 26.66		€ 1.22	€ 11.46	€ 16.81	€ 23.41	€ 36.89	€ 46.02

Employee Benefits (Details 5) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Stock options and shares
Aggregate intrinsic value of stock options exercised (EUR)	€ 30,546	€ 10,140	€ 5,894
Total fair value at vesting date of shares vested during the year (EUR)	9,469	8,465	4,288
Aggregate remaining contractual term of currently exercisable options (years)	3.14	4.28	4.83
Aggregate intrinsic value of exercisable stock options (EUR)	71,524	77,813	11,671
Aggregate intrinsic value of outstanding stock options (EUR)	€ 81,402	€ 84,554	€ 15,491

Employee Benefits (Details 6) (EUR €)	12 Months Ended
	Dec. 31, 2010
Share plan
End of vesting period	10
2007 [Member] | Employee plan [Member]
Share plan
Conditionally outstanding shares, Beginning balance	42,570
Number of conditionally shares granted	0
Share price (EUR) at grant date	€ 24.26
Forfeited /expired	(1,854)
Vested	(40,716)
Conditionally outstanding shares, Ending balance	0
End of vesting period	2010-10-19
2007 [Member] | Brion Stock Plan [Member]
Share plan
Conditionally outstanding shares, Beginning balance	110,675
Number of conditionally shares granted	0
Share price (EUR) at grant date	€ 17.5
Forfeited /expired	0
Vested	(110,675)
Conditionally outstanding shares, Ending balance	0
End of vesting period	2010-03-07
2007 [Member] | Brion Performance Stock Plan [Member]
Share plan
Conditionally outstanding shares, Beginning balance	40,822
Number of conditionally shares granted	0
Share price (EUR) at grant date	€ 23.12
Forfeited /expired	(2,000)
Vested	(38,822)
Conditionally outstanding shares, Ending balance	0
End of vesting period	2010-12-31
2007 [Member] | New hire performance stock plan [Member]
Share plan
Conditionally outstanding shares, Beginning balance	8,182
Number of conditionally shares granted	0
Share price (EUR) at grant date	€ 22
Forfeited /expired	(2,727)
Vested	(5,455)
Conditionally outstanding shares, Ending balance	0
End of vesting period	2010-12-31
2007 [Member] | Senior management plan [Member]
Share plan
Conditionally outstanding shares, Beginning balance	31,164	[1]
Number of conditionally shares granted	0	[1]
Share price (EUR) at grant date	€ 17.8	[1]
Forfeited /expired	(5,662)	[1]
Vested	(25,502)	[1]
Conditionally outstanding shares, Ending balance	0	[1]
End of vesting period	2010-10-19	[1]
2008 [Member] | Employee plan [Member]
Share plan
Conditionally outstanding shares, Beginning balance	34,622
Number of conditionally shares granted	0
Share price (EUR) at grant date	€ 14.87
Forfeited /expired	(1,180)
Vested	0
Conditionally outstanding shares, Ending balance	33,442
End of vesting period	2011-07-18
2008 [Member] | Brion Performance Stock Plan [Member]
Share plan
Conditionally outstanding shares, Beginning balance	134,752
Number of conditionally shares granted	0
Share price (EUR) at grant date	€ 12.95
Forfeited /expired	(6,604)
Vested	(64,074)
Conditionally outstanding shares, Ending balance	64,074
End of vesting period	2011-12-31
2008 [Member] | New hire performance stock plan [Member]
Share plan
Conditionally outstanding shares, Beginning balance	4,362
Number of conditionally shares granted	0
Share price (EUR) at grant date	€ 17.6
Forfeited /expired	(727)
Vested	(1,454)
Conditionally outstanding shares, Ending balance	2,181
End of vesting period	2011-01-19
2008 [Member] | New Hire Performance Stock Plan July [Member]
Share plan
Conditionally outstanding shares, Beginning balance	22,698
Number of conditionally shares granted	0
Share price (EUR) at grant date	€ 14.83
Forfeited /expired	(2,523)
Vested	(5,044)
Conditionally outstanding shares, Ending balance	15,131
End of vesting period	2011-12-31
2008 [Member] | New Hire Performance Stock Plan October [Member]
Share plan
Conditionally outstanding shares, Beginning balance	7,875
Number of conditionally shares granted	0
Share price (EUR) at grant date	€ 11.43
Forfeited /expired	0
Vested	(2,625)
Conditionally outstanding shares, Ending balance	5,250
End of vesting period	2011-10-17
2008 [Member] | Senior management plan [Member]
Share plan
Conditionally outstanding shares, Beginning balance	91,104
Number of conditionally shares granted	0
Share price (EUR) at grant date	€ 13.05
Forfeited /expired	(9,257)
Vested	0
Conditionally outstanding shares, Ending balance	81,847
End of vesting period	2011-07-18
2008 [Member] | Incentive Share Plan January [Member]
Share plan
Conditionally outstanding shares, Beginning balance	2,500
Number of conditionally shares granted	0
Share price (EUR) at grant date	€ 17.6
Forfeited /expired	0
Vested	0
Conditionally outstanding shares, Ending balance	2,500
End of vesting period	2011-01-19
2009 [Member] | Employee plan [Member]
Share plan
Conditionally outstanding shares, Beginning balance	93,150
Number of conditionally shares granted	0
Share price (EUR) at grant date	€ 24.14
Forfeited /expired	(1,200)
Vested	0
Conditionally outstanding shares, Ending balance	91,950
End of vesting period	2012-10-16
2009 [Member] | Senior management plan [Member]
Share plan
Conditionally outstanding shares, Beginning balance	225,875
Number of conditionally shares granted	0
Share price (EUR) at grant date	€ 19.85
Forfeited /expired	(13,475)
Vested	0
Conditionally outstanding shares, Ending balance	212,400
End of vesting period	2012-10-16
2010 [Member] | Employee plan [Member]
Share plan
Conditionally outstanding shares, Beginning balance	0
Number of conditionally shares granted	118,100
Share price (EUR) at grant date	€ 23.37
Forfeited /expired	0
Vested	0
Conditionally outstanding shares, Ending balance	118,100
End of vesting period	2013-10-15
2010 [Member] | Brion Performance Stock Plan [Member]
Share plan
Conditionally outstanding shares, Beginning balance	0
Number of conditionally shares granted	79,395
Share price (EUR) at grant date	€ 25.59
Forfeited /expired	0
Vested	0
Conditionally outstanding shares, Ending balance	79,395
End of vesting period	2013-04-16
2010 [Member] | New Hire Performance Stock Plan January [Member]
Share plan
Conditionally outstanding shares, Beginning balance	0
Number of conditionally shares granted	27,066
Share price (EUR) at grant date	€ 23.38
Forfeited /expired	(4,116)
Vested	0
Conditionally outstanding shares, Ending balance	22,950
End of vesting period	2013-01-22
2010 [Member] | New Hire Performance Stock Plan October [Member]
Share plan
Conditionally outstanding shares, Beginning balance	0
Number of conditionally shares granted	9,042
Share price (EUR) at grant date	€ 23.37
Forfeited /expired	0
Vested	0
Conditionally outstanding shares, Ending balance	9,042
End of vesting period	2013-10-15
2010 [Member] | New Hire Performance Stock Plan April [Member]
Share plan
Conditionally outstanding shares, Beginning balance	0
Number of conditionally shares granted	6,595
Share price (EUR) at grant date	€ 25.59
Forfeited /expired	0
Vested	0
Conditionally outstanding shares, Ending balance	6,595
End of vesting period	2013-04-16
Senior management plan [Member]
Share plan
End of vesting period	10
Total Transactions [Member]
Share plan
Conditionally outstanding shares, Beginning balance	850,351
Number of conditionally shares granted	240,198
Forfeited /expired	(51,325)
Vested	(294,367)
Conditionally outstanding shares, Ending balance	744,857

[1]	In 2009, as a result of a change in the Board of Management shares were transferred between Employee benefits and Board of Management remuneration.

Employee Benefits (Details 7) (EUR €)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Assumptions of fair value of the Company's stock options
Weighted average share price (in EUR)	€ 24.1		€ 16.7		€ 12.5
Volatility (in percentage)	36.40%		51.70%		54.50%
Expected life (in years)	4.6		4.6		4.9
Risk free interest rate	2.50%		3.20%		4.40%
Expected dividend yield (in EUR)	€ 1.06		€ 1.06		€ 1.15
Forfeiture rate	0	[1]	0	[1]	0	[1]

[1]	For of the three years ended December 31, 2010 forfeitures are estimated to be nil.

Employee Benefits (Details Textuals)	12 Months Ended						12 Months Ended											12 Months Ended
	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)	Dec. 31, 2008 EUR ( €)	Dec. 31, 2006 EUR ( €)	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Senior management plan [Member]	Dec. 31, 2010 Seniority Level One [Member]	Dec. 31, 2010 Seniority Level Two [Member]	Dec. 31, 2010 Employee plan [Member]	Dec. 31, 2009 Employee plan [Member]	Dec. 31, 2008 Employee plan [Member]	Dec. 31, 2010 Brion Stock Plan [Member]	Dec. 31, 2010 Brion Stock Option Plan [Member]	Dec. 31, 2010 Brion Performance Stock Plan [Member]	Dec. 31, 2010 United States Employees Plan [Member] EUR ( €)	Dec. 31, 2009 United States Employees Plan [Member] EUR ( €)	Dec. 31, 2010 Employee Stock Option Plan [Member]	Dec. 31, 2010 Employee Purchase Plan [Member]	Dec. 31, 2010 SVG [Member] EUR ( €)	Dec. 31, 2009 SVG [Member] EUR ( €)	Dec. 31, 2008 SVG [Member] EUR ( €)
Employee Benefits (Textuals) [Abstract]
Deferred Compensation Arrangement Maximum Employer contribution based on employees salary and bonus																				5.00%
Interest Rate Credited to Participants Accounts as Percentage of average Moodys' Corporate Bond Rate																				120.00%
Interest Rate Credited to Participants Accounts																					9.07%	7.34%
Expenses incurred in deferred compensation plans																				€ 0	€ 200,000	€ 200,000
Company's liability under deferred compensation plans																9,400,000	6,700,000			0	2,000,000
Number Of Full Time Equivalent Employees In Multi Employer Union Plan	4,100
Number of companies which are covered by Multi Employer Plan	1,220
Number of Contributing Members in Multi-Employer Plan	147,000
Multi employer plan, asset to obligation coverage ratio minimum	104.30%
Multi employer plan coverage ratio					96.00%	99.00%
Current premium percentage level	23.00%
Senior management bonus, higher range								40.00%	70.00%
Senior management bonus, lower range								0.00%	0.00%
Number of bonuses in Brion retention plan	3
Profit sharing bonus, higher range										20.00%
Profit sharing bonus, lower range										0.00%
Profit sharing percentage										18.00%	0.00%	6.00%
Total compensation expenses related to non-vested awards to be recognized in future periods	16,700,000	15,400,000	17,500,000
Weighted average period for non-vested awards to be recognized in future in years	1.3	1.2	1.5
Fair value of option granted	€ 8.14	€ 6.03	€ 6.77
Weighted average share price at the date of exercise for stock options	€ 24.61	€ 20.31	€ 17.91
Vesting period of granted shares options	3						2-3 years							4				3
Expiration period of unexercised stock options after the grant date	10						10											10
Senior management plan parts							2
Number of times stock options granted							2
Service condition, period													3 years		3-4 years			3 years
Stock option extension plans and financing, number of employees joined				932
Stock option extension plans and financing, number of stock option that will be transfered in relation to the stock option extension plan				1,515,643
Stock option extension plans and financing additional compensation expenses recognized				800,000
Recognized expense associated with share-based payments	€ 12,109,000	€ 13,394,000	€ 13,535,000
Maximum percentage of amount in which employee can participate in stock option plan as of base salary																			10.00%
Minimum period for retaining the shares or stock options (months)																			12
Percentage of bonus on net invested amount after minimum period for retaining the shares or stock options																			20.00%

Income Taxes (Details) (EUR €) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
The components of (provision for) benefit from income taxes
Current tax	€ (180,613)	€ (29,970)	€ 50,857
Deferred tax	(40,090)	50,595	(38,131)
(Provision for) benefit from income taxes	€ (220,703)	€ 20,625	€ 12,726

Income Taxes (Details 1) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
The reconciliation between the (provision for) benefit from income taxes shown in the consolidated statements of operations, based on the effective tax rate, and expense based on the Dutch tax rate
Income (loss) from operations before income taxes	€ 1,242,523	€ (171,550)	€ 309,644
Effective Income Tax Rate Reconciliation Before Income Taxes Minority Interest And Income Loss From Equity Method Investments	100.00%	100.00%	100.00%
Income tax (provision) benefit based on the Company's domestic rate	(316,843)	43,745	(78,959)
Income tax (provision) benefit based on the Company's domestic rate (in percentage)	25.50%	25.50%	25.50%
Effects of tax rates in foreign jurisdictions	35,865	18,482	26,764
Effects of tax rates in foreign jurisdictions (in percentage)	(2.90%)	10.80%	(8.60%)
Adjustments in respect of changes in the applicable tax rate	66,312	0	0
Adjustments in respect of changes in the applicable tax rate (in percentage)	(5.30%)	0.00%	0.00%
Adjustment in respect of prior years' current taxes	25,648	(36,267)	80,390
Adjustment in respect of prior years' current taxes ( in percentage)	(2.10%)	(21.20%)	(26.00%)
Other credits and non-taxable items	(31,685)	(5,335)	(15,469)
Other credits and non-taxable items (in percentage)	2.60%	(3.10%)	5.00%
Provisions	€ (220,703)	€ 20,625	€ 12,726
(Provision for) benefit from income taxes (in percentage)	17.80%	12.00%	(4.10%)

Income Taxes (Details 2) (EUR €) In Thousands	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Income taxes recognized directly in equity (including other comprehensive income)
Total income tax recognized in equity	€ 8,156		€ (1,141)		€ (18,225)
Current Tax [Member]
Income taxes recognized directly in equity (including other comprehensive income)
Derivative financial instruments	8,262	[1]			(16,081)	[1]
Share based payments	(106)				(2,144)
Deferred tax [Member]
Income taxes recognized directly in equity (including other comprehensive income)
Derivative financial instruments			813	[1]
Share based payments			€ (1,954)

[1]	Recognized directly in Other Comprehensive Income.

Income Taxes (Details 3) (EUR €) In Thousands	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
The deferred tax position and liability for unrecognized tax benefits recorded on the balance sheet
Unrecognized Tax Benefits	€ (162,066)	€ (133,270)	€ (124,200)
Deferred tax position	193,587	194,486	134,268
Total	€ 31,521	€ 61,216

Income Taxes (Details 4) (EUR €)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the beginning and ending balance of the liability for unrecognized tax benefits
Beginning Balance	€ 133,270,000	€ 124,200,000
Gross increases - tax positions in prior period	8,600,000	6,400,000
Gross decreases - tax positions in prior period	(1,100,000)	(1,840,000)
Gross increases - tax positions in current period	24,700,000	10,600,000
Settlements	(3,440,000)	(4,300,000)
Lapse of statute of limitations		(1,790,000)
Liability for unrecognized tax benefits	162,066,000	133,270,000
Less: current portion of liability for unrecognized tax benefits	18,200,000	0
Non-current portion of liability for unrecognized tax benefits	€ 143,866,000	€ 133,270,000

Income Taxes (Details 5) (EUR €) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
The changes in deferred income tax assets and liabilities
Beginning Balance	€ 194,486	€ 134,268
Income Statement	(11,943)	59,639
Equity		1,141
Exchange differences	11,044	(562)
Ending Balance	€ 193,587	€ 194,486

Income Taxes (Details 6) (EUR €) In Thousands	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
The deferred tax position is classified in the consolidated financial statements
Deferred tax assets - current	€ 134,429	€ 119,404
Deferred tax assets - non-current	71,008	133,263
Total deferred tax assets	205,437	252,667	219,913
Deferred tax liabilities - current	(65)	(3,047)
Deferred tax liabilities - non-current	(11,785)	(55,134)
Total deferred tax liabilities	(11,850)	(58,181)	(85,645)
Total	€ 193,587	€ 194,486	€ 134,268

Income Taxes (Details 7) (EUR €)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Deferred tax assets Composition of temporary differences
Tax effect carry-forward losses	€ 27,756,000		€ 107,060,000		€ 57,832,000
Inventories	71,124,000		35,757,000		33,298,000
Capitalized research and development expenditures	27,239,000		33,248,000		43,522,000
Bilateral advance pricing agreement	7,993,000	[1]	14,390,000	[1]	20,856,000	[1]
Fixed assets	4,386,000		13,390,000		5,840,000
Provisions	21,828,000		12,422,000		16,406,000
Restructuring and impairment	6,074,000		8,004,000		12,840,000
Share-based payments	1,678,000		4,797,000		3,445,000
Deferred revenue	10,890,000		4,235,000		6,107,000
Installation and Warranty reserve	8,092,000		3,745,000		4,718,000
Alternative minimum tax credits	4,658,000	[2]	2,896,000	[2]	3,016,000	[2]
Other temporary differences	13,719,000		12,723,000		12,033,000
Changes in deferred tax assets in income statement	(60,270,000)		32,312,000
Changes in deferred tax assets in equity	0		1,141,000
Changes in deferred tax assets in foreign exchange	13,040,000		(699,000)
Total	205,437,000		252,667,000		219,913,000
Deferred tax liabilities Composition of temporary differences
Temporary depreciation investments	0	[3]	(36,293,000)	[3]	(72,587,000)	[3]
Fixed assets	(9,661,000)		(7,354,000)		0
Brion intellectual property	0		(6,888,000)		(8,862,000)
Transfer pricing	0		(2,986,000)		0
Borrowing costs	(1,231,000)		(2,716,000)		(2,020,000)
Other temporary differences	(958,000)		(1,944,000)		(2,176,000)
Changes in deferred tax liability in income statement	(48,327,000)		(27,327,000)
Changes in deferred tax liability in equity	0		0
Changes in deferred tax liability in foreign exchange	1,996,000		(137,000)
Total	(11,850,000)		(58,181,000)		(85,645,000)
Tax effect carry forward losses [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in income statement	(84,794,000)		48,977,000
Changes in deferred tax assets in equity	0		1,141,000
Changes in deferred tax assets in foreign exchange	5,490,000		(890,000)
Inventories [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in income statement	34,155,000		2,456,000
Changes in deferred tax assets in equity	0		0
Changes in deferred tax assets in foreign exchange	1,212,000		3,000
Research and development expenditures [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in income statement	(7,504,000)		(10,240,000)
Changes in deferred tax assets in equity	0		0
Changes in deferred tax assets in foreign exchange	1,495,000		(34,000)
Bilateral advance pricing agreement [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in income statement	(6,778,000)	[1]	(6,379,000)	[1]
Changes in deferred tax assets in equity	0	[1]	0	[1]
Changes in deferred tax assets in foreign exchange	381,000	[1]	(87,000)	[1]
Fixed assets [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in income statement	(9,244,000)		7,821,000
Changes in deferred tax assets in equity	0		0
Changes in deferred tax assets in foreign exchange	240,000		(271,000)
Deferred tax liabilities Composition of temporary differences
Changes in deferred tax liability in income statement	(1,741,000)		(7,508,000)
Changes in deferred tax liability in equity	0		0
Changes in deferred tax liability in foreign exchange	(566,000)		154,000
Provisions [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in income statement	8,671,000		(4,018,000)
Changes in deferred tax assets in equity	0		0
Changes in deferred tax assets in foreign exchange	735,000		34,000
Restructuring and impairment [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in income statement	(2,572,000)		(5,248,000)
Changes in deferred tax assets in equity	0		0
Changes in deferred tax assets in foreign exchange	642,000		412,000
Share-based payments [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in income statement	(3,488,000)		1,426,000
Changes in deferred tax assets in equity	0		0
Changes in deferred tax assets in foreign exchange	369,000		(74,000)
Deferred revenue [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in income statement	6,475,000		(1,858,000)
Changes in deferred tax assets in equity	0		0
Changes in deferred tax assets in foreign exchange	180,000		(14,000)
Installation & Warranty reserve [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in income statement	4,137,000		(1,041,000)
Changes in deferred tax assets in equity	0		0
Changes in deferred tax assets in foreign exchange	210,000		68,000
Temporary depreciation investments [Member]
Deferred tax liabilities Composition of temporary differences
Changes in deferred tax liability in income statement	36,293,000	[3]	36,294,000	[3]
Changes in deferred tax liability in equity	0		0
Changes in deferred tax liability in foreign exchange	0		0
Other temporary differences [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in income statement	(916,000)		567,000
Changes in deferred tax assets in equity	0		0
Changes in deferred tax assets in foreign exchange	1,912,000		123,000
Deferred tax liabilities Composition of temporary differences
Changes in deferred tax liability in income statement	1,072,000		162,000
Changes in deferred tax liability in equity	0		0
Changes in deferred tax liability in foreign exchange	(86,000)		70,000
Brion IP [Member]
Deferred tax liabilities Composition of temporary differences
Changes in deferred tax liability in income statement	7,981,000		1,953,000
Changes in deferred tax liability in equity	0		0
Changes in deferred tax liability in foreign exchange	(1,093,000)		21,000
Transfer pricing [Member]
Deferred tax liabilities Composition of temporary differences
Changes in deferred tax liability in income statement	3,237,000		(2,878,000)
Changes in deferred tax liability in equity	0		0
Changes in deferred tax liability in foreign exchange	(251,000)		(108,000)
Borrowing costs [Member]
Deferred tax liabilities Composition of temporary differences
Changes in deferred tax liability in income statement	1,485,000		(696,000)
Changes in deferred tax liability in equity	0		0
Changes in deferred tax liability in foreign exchange	0		0
AMT Credits [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in income statement	1,588,000	[2]	(151,000)	[2]
Changes in deferred tax assets in equity	0	[2]	0	[2]
Changes in deferred tax assets in foreign exchange	€ 174,000	[2]	€ 31,000	[2]

[1]	The Bilateral advance pricing agreement relates to intellectual property which is capitalized from a tax perspective resulting in a temporary difference.
[2]	Alternative minimum tax credits relate to prepaid United States taxes which are credited against future taxable profits after the carry-forward losses used.
[3]	The Company has temporarily depreciated part of its investments in its United States group companies which has been deducted from the taxable base in the Netherlands.

Income Taxes (Details Textuals) (EUR €)	12 Months Ended											12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Dutch Statutory Tax Rate [Member]	Dec. 31, 2010 Dutch Statutory Tax Rate [Member]	Dec. 31, 2009 Dutch Statutory Tax Rate [Member]	Dec. 31, 2008 Dutch Statutory Tax Rate [Member]	Dec. 31, 2010 Adjustments In Respect of Prior Years Current Taxes [Member]	Dec. 31, 2009 Adjustments In Respect of Prior Years Current Taxes [Member]	Dec. 31, 2008 Adjustments In Respect of Prior Years Current Taxes [Member]	Dec. 31, 2010 United States Federal Tax Laws [Member]	Dec. 31, 2010 Liability For Unrecognized Tax Benefits [Member]	Dec. 31, 2009 Liability For Unrecognized Tax Benefits [Member]	Dec. 31, 2008 Liability For Unrecognized Tax Benefits [Member]	Dec. 31, 2010 Foreign Currency Risk Management [Member]	Dec. 31, 2010 Tax Effect Carry Forward Losses [Member]	Dec. 31, 2010 Adjustments in Respect of Changes in Applicable Tax Rate [Member]
Income Taxes (Textuals) [Abstract]
Domestic income tax rate	25.50%	25.50%	25.50%	25.00%	25.50%	25.50%	25.50%
Deferred income taxes	€ 40,090,000	€ (50,595,000)	€ 38,131,000
Change in the deferred tax assets and liabilities due to tax rate change	(5.30%)
Effect of deferred tax liabilities and other taxes as a result of innovation box	26,800,000
Percentage of effect of deferred tax liabilities and other taxes	2.20%
Innovation box effect current year																	93,500,000
Percent of the innovation box effect current year	7.50%
Reduction in value of deferred tax assets and liabilities	400,000
Income from operations adjustment in respect of prior year current taxes								25,600,000	36,300,000	80,400,000
Percent of income from operations adjustments in respect of prior years current taxes								2.10%	21.20%	26.00%
Income from operations adjustment in respect of prior year current taxes relating to innovation box	(25,648,000)	36,267,000	(80,390,000)					37,500,000	43,500,000	69,800,000
Percent of income from operations adjustments in respect of prior year current taxes relating to innovation box								3.00%	25.40%	22.50%
Period of uncertainity in payment of cash of unrecognized tax benefit												within one year
Liability for unrecognized tax benefits	162,066,000	133,270,000	124,200,000									162,100,000	133,300,000
Accrued interest and penalties recorded in the consolidated balance sheets												33,800,000	28,500,000
Accrued interest and penalties recorded in the consolidated statements of operations												5,300,000	4,900,000	2,100,000
Unrecognized tax benefits that would impact effective tax rate												30,000,000
Period of estimated changes to the liability for unrecognized tax benefits															next twelve months
Current portion of liability for unrecognized tax benefits	18,200,000
Non-current portion of liability for unrecognized tax benefits	143,866,000	133,270,000
Operating loss carryforwards expiration dates																2021 through 2023
Period of offsetting net operating losses																20
Minimum offsetting period allowed by United States																5
Maximum offsetting period allowed by United States																20
Total amount of loss carry forward, tax basis											72,100,000
Total amount of loss carry forward, tax effect	€ 27,756,000	€ 107,060,000	€ 57,832,000								€ 27,800,000
Repayment of temporarily depreciated investment												5 equal installment

Segment Disclosure (Details) (EUR €) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net Sales for new and used systems
Net system sales	€ 3,894,742	€ 1,174,858	€ 2,516,762
New Systems [Member]
Net Sales for new and used systems
Net system sales	3,704,290	993,260	2,346,337
Used Systems [Member]
Net Sales for new and used systems
Net system sales	€ 190,452	€ 181,598	€ 170,425

Segment Disclosure (Details 1) (EUR €)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2008
Net sales and identifiable assets by geographic region
Identifiable assets	€ 6,025,421,000	€ 3,614,561,000		€ 3,819,333,000
Total net sales	4,507,938,000	1,596,063,000		2,953,678,000
Segment Disclosure (Textuals) [Abstract]
Net sales	4,507,938,000	1,596,063,000		2,953,678,000
Percentage of increase in net sales	182.40%
Sales to the largest customer	1,270,800,000	348,800,000		754,400,000
Net sales revenue from largest customer based on net sales as percentage	28.20%	21.90%		25.50%
Accounts receivable of three largest customers based on net sales as percentage	42.40%	44.00%		42.20%
Japan [Member]
Net sales and identifiable assets by geographic region
Net sales from foreign countries	396,748,000	41,075,000		437,202,000
Identifiable assets	345,160,000	103,399,000		239,746,000
Korea [Member]
Net sales and identifiable assets by geographic region
Net sales from foreign countries	1,396,028,000	377,677,000		909,941,000
Identifiable assets	31,859,000	24,931,000		12,204,000
Singapore [Member]
Net sales and identifiable assets by geographic region
Net sales from foreign countries	215,357,000	155,825,000		72,245,000
Identifiable assets	17,189,000	7,987,000		5,174,000
Taiwan [Member]
Net sales and identifiable assets by geographic region
Net sales from foreign countries	1,380,400,000	440,222,000		361,808,000
Identifiable assets	77,125,000	63,502,000		62,509,000
Rest of Asia [Member]
Net sales and identifiable assets by geographic region
Net sales from foreign countries	239,914,000	144,004,000		252,713,000
Identifiable assets	1,749,879,000	398,959,000		374,285,000
Europe [Member]
Net sales and identifiable assets by geographic region
Net sales from foreign countries	203,548,000	68,652,000		280,040,000
Identifiable assets	3,382,117,000	2,609,319,000	[1]	2,788,091,000	[1]
United States [Member]
Net sales and identifiable assets by geographic region
Net sales from foreign countries	675,943,000	368,608,000		639,729,000
Identifiable assets	€ 422,092,000	€ 406,464,000		€ 337,324,000

[1]	As of January 1, 2010 ASML adopted ASC 810 "Amendments to FIN 46(R)" which resulted in the consolidation of the VIE that owns ASML's headquarters in Veldhoven, the Netherlands. The comparative figures for 2008 and 2009 have been adjusted to reflect this change in accounting policy. See note 1 and note 11.

Board of Management and Supervisory Board Remuneration (Details) (EUR €)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
E. Meurice [Member]
Remuneration of the individual members of the Board of Management
Base Salary	€ 757,000		€ 735,000		€ 735,000
STI (Cash)	566,236	[1]	507,150	[1]	414,569	[1]
Option awards	42,648	[2]	466,164	[2]	279,316	[2]
LTI (Share awards)	935,617	[3],[4]	1,042,576	[3]	1,194,544	[3]
Total	2,301,501	[5]	2,750,890	[5]	2,623,429	[5]
Pension cost	136,697	[6]	91,950	[6]	91,982	[6]
Other benefits and expense reimbursement	132,630	[7]	141,377	[7]	129,845	[7]
P.T.F.M. Wennink [Member]
Remuneration of the individual members of the Board of Management
Base Salary	469,000		455,000		455,000
STI (Cash)	280,650	[1]	251,160	[1]	205,311	[1]
Option awards	26,401	[2]	288,578	[2]	172,929	[2]
LTI (Share awards)	579,321	[3],[4]	646,055	[3]	747,238	[3]
Total	1,355,372	[5]	1,640,793	[5]	1,580,478	[5]
Pension cost	84,229	[6]	56,317	[6]	56,350	[6]
Other benefits and expense reimbursement	43,627	[7]	44,886	[7]	49,209	[7]
M.A. van den Brink [Member]
Remuneration of the individual members of the Board of Management
Base Salary	497,000		483,000		483,000
STI (Cash)	297,405	[1]	266,616	[1]	217,945	[1]
Option awards	28,025	[2]	306,336	[2]	183,276	[2]
LTI (Share awards)	617,004	[3],[4]	681,179	[3]	785,809	[3]
Total	1,439,434	[5]	1,737,131	[5]	1,670,030	[5]
Pension cost	90,388	[6]	59,880	[6]	59,913	[6]
Other benefits and expense reimbursement	44,817	[7]	44,992	[7]	43,686	[7]
F.J. van Hout [Member]
Remuneration of the individual members of the Board of Management
Base Salary	412,000		400,000
STI (Cash)	246,541	[1]	220,800	[1]
Option awards	23,209	[2]	241,522	[2]
LTI (Share awards)	471,700	[3]	123,111	[3]
Total	1,153,450	[5]	985,433	[5]
Pension cost	65,300	[6]	40,800	[6]
Other benefits and expense reimbursement	34,549	[7]	35,199	[7]
F. Schneider-Maunoury [Member]
Remuneration of the individual members of the Board of Management
Base Salary	400,000	[8]	33,333	[8]
STI (Cash)	239,360	[1],[8]	58,095	[1],[8]
Option awards	0	[2],[8]	0	[2],[8]
LTI (Share awards)	326,947	[3],[8]	0	[3],[8]
Total	966,307	[5],[8]	91,428	[5],[8]
Pension cost	55,011	[6],[8]	4,736	[6],[8]
Other benefits and expense reimbursement	€ 34,788	[7],[8]	€ 3,163	[7],[8]

[1]	Actual STI (cash) chargeable to the company in the financial year (i.e. STI relating to performance in the current year but paid out in the next financial year). The accrued STI (cash) with respect to 2009 were paid out after ASML achieved a cumulative income from operations of at least 100 million Euro in two consecutive quarters after January 1, 2010. This was achieved on the basis of the first and second quarter results for 2010. The 2008 short-term incentives (cash) for Mr. Meurice, Mr. Wennink and Mr. van den Brink were partly paid in unconditional shares on February 3, 2009.
[2]	The remuneration reported as part of the option awards is based on costs incurred under U.S. GAAP. The costs of the option awards are based on the actual vested number of option awards multiplied by the fair value of the option awards at grant date and are recorded in the statements of operations on a straight line basis over the vesting period. The 2009 number of option awards that actually vested was 100 percent, whereas the 2008 number of option awards that actually vested was 50 percent.
[3]	The remuneration reported as part of the LTI (share awards) is based on costs incurred under U.S. GAAP. The costs of share awards are charged to the statements of operations over the three year vesting period based on the maximum achievable number of share awards. Therefore the costs for the financial year 2010 include costs of the Board of Management performance share plan 2010, 2009 and 2008. Furthermore, the difference between the amount based on the maximum achievable number of share awards and the amount based on the actual number of share awards that vest, is released to the statements of operations in the financial year in which the share awards vest.
[4]	The remuneration reported as part of the LTI (share awards) for the year 2010 includes a correction for the Board of Management performance share plan 2007 based on the actual number of share awards vested in 2010. The correction for Mr. Meurice, Mr. Wennink and for Mr. van den Brink amounts to EUR -296,287, EUR -183,612 and EUR -191,972, respectively.
[5]	This total reflects base salary, STI (cash), option awards and LTI (share awards).
[6]	The pension arrangement has been adjusted upwards to match common market practice as from 2010. Furthermore, since the pension arrangement for members of the Board of Management is a defined contribution plan, the Company does not have additional pension obligations beyond the annual premium contribution. As per 2010, the employee contribution to the pension plan is 4 percent of the pension base.
[7]	Other benefits and expense reimbursement include housing costs, company car costs, social security costs, health and disability insurance costs and representation allowances. As of 2009, all other benefits and expense reimbursement are gross amounts. Comparative figures for the year 2008 have been adjusted.
[8]	For 2009, the remuneration for Mr. Schneider-Maunoury regards only the month December.

Board of Management and Supervisory Board Remuneration (Details 1) (EUR €)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Share-based compensation arrangement by share based payment options award
Number of options at grant date	55,565		368,752	1,151,203
E. Meurice [Member] | Employee Stock Option plan One [Member]
Share-based compensation arrangement by share based payment options award
Grant Date	Feb 2, 2009
Status	Unconditional
Full control	No
Number of options at grant date	84,895
Fair value at grant date	€ 5.73	[1]
Vesting date	Feb 2, 2010
Number of options at vesting date	84,895
E. Meurice [Member] | Employee Stock Option plan Two [Member]
Share-based compensation arrangement by share based payment options award
Grant Date	Feb 4, 2008
Status	Unconditional
Full control	No
Number of options at grant date	84,895
Fair value at grant date	6.41	[1]
Vesting date	Feb 4, 2009
Number of options at vesting date	42,448
E. Meurice [Member] | Employee Stock Option plan Three [Member]
Share-based compensation arrangement by share based payment options award
Grant Date	Jan 17, 2007
Status	Unconditional
Full control	Yes
Number of options at grant date	100,154
Fair value at grant date	6.74	[1]
Vesting date	Jan 17, 2008
Number of options at vesting date	95,146
P.T.F.M. Wennink [Member] | Employee Stock Option plan One [Member]
Share-based compensation arrangement by share based payment options award
Grant Date	Feb 2, 2009
Status	Unconditional
Full control	No
Number of options at grant date	52,554
Fair value at grant date	5.73	[1]
Vesting date	Feb 2, 2010
Number of options at vesting date	52,554
P.T.F.M. Wennink [Member] | Employee Stock Option plan Two [Member]
Share-based compensation arrangement by share based payment options award
Grant Date	Feb 4, 2008
Status	Unconditional
Full control	No
Number of options at grant date	52,554
Fair value at grant date	6.41	[1]
Vesting date	Feb 4, 2009
Number of options at vesting date	26,277
P.T.F.M. Wennink [Member] | Employee Stock Option plan Three [Member]
Share-based compensation arrangement by share based payment options award
Grant Date	Jan 17, 2007
Status	Unconditional
Full control	Yes
Number of options at grant date	62,067
Fair value at grant date	6.74	[1]
Vesting date	Jan 17, 2008
Number of options at vesting date	58,964
M.A. van den Brink [Member] | Employee Stock Option plan One [Member]
Share-based compensation arrangement by share based payment options award
Grant Date	Feb 2, 2009
Status	Unconditional
Full control	No
Number of options at grant date	55,788
Fair value at grant date	5.73	[1]
Vesting date	Feb 2, 2010
Number of options at vesting date	55,788
M.A. van den Brink [Member] | Employee Stock Option plan Two [Member]
Share-based compensation arrangement by share based payment options award
Grant Date	Feb 4, 2008
Status	Unconditional
Full control	No
Number of options at grant date	55,788
Fair value at grant date	6.41	[1]
Vesting date	Feb 4, 2009
Number of options at vesting date	27,894
M.A. van den Brink [Member] | Employee Stock Option plan Three [Member]
Share-based compensation arrangement by share based payment options award
Grant Date	Jan 17, 2007
Status	Unconditional
Full control	Yes
Number of options at grant date	64,888
Fair value at grant date	6.74	[1]
Vesting date	Jan 17, 2008
Number of options at vesting date	61,644
F.J. van Hout [Member] | Employee Stock Option plan One [Member]
Share-based compensation arrangement by share based payment options award
Grant Date	Feb 2, 2009	[2]
Status	Unconditional	[2]
Full control	No	[2]
Number of options at grant date	46,201	[2]
Fair value at grant date	5.73	[1],[2]
Vesting date	Feb 2, 2010	[2]
Number of options at vesting date	46,201	[2]
F.J. van Hout [Member] | Employee Stock Option plan Two [Member]
Share-based compensation arrangement by share based payment options award
Grant Date	Jul 18, 2008	[2]
Status	Unconditional	[2]
Full control	No	[2]
Number of options at grant date	8,000	[2]
Fair value at grant date	€ 5.45	[1],[2]
Vesting date	Jul 18, 2011	[2]
Number of options at vesting date	8,000	[2]

[1]	The fair value of the option award as of the grant date.
[2]	The options granted to Mr. Van Hout on and before October 17, 2008, relate to his pre-Board of Management period at ASML.

Board of Management and Supervisory Board Remuneration (Details 2) (EUR €)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Details of vested options held by members of the Board of Management to purchase ordinary shares
Exercised	2,263,276	1,014,287	1,119,426
End of vesting period	10
E. Meurice [Member] | Board of Management Stock Option Plan One [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Conditionally outstanding shares, Beginning balance	125,000
Exercised	0
Vested During 2010	0
Free Tradable	125,000
With lock-up restriction	0
Exercise price	€ 10.62
End of vesting period	2014-10-15
E. Meurice [Member] | Board of Management Stock Option Plan Two [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Conditionally outstanding shares, Beginning balance	57,770
Exercised	0
Vested During 2010	0
Free Tradable	57,770
With lock-up restriction	0
Exercise price	€ 11.53
End of vesting period	2015-01-19
E. Meurice [Member] | Board of Management Stock Option Plan Three [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Conditionally outstanding shares, Beginning balance	12,500
Exercised	0
Vested During 2010	0
Free Tradable	12,500
With lock-up restriction	0
Exercise price	€ 11.52
End of vesting period	2015-01-21
E. Meurice [Member] | Board of Management Stock Option Plan Four [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Conditionally outstanding shares, Beginning balance	88,371
Exercised	0
Vested During 2010	0
Free Tradable	88,371
With lock-up restriction	0
Exercise price	€ 17.9
End of vesting period	2016-01-18
E. Meurice [Member] | Board of Management Stock Option Plan Five [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Conditionally outstanding shares, Beginning balance	95,146
Exercised	0
Vested During 2010	0
Free Tradable	95,146
With lock-up restriction	0
Exercise price	€ 20.39
End of vesting period	2017-01-17
E. Meurice [Member] | Board of Management Stock Option Plan Six [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Conditionally outstanding shares, Beginning balance	42,448
Exercised	0
Vested During 2010	0
Free Tradable	0
With lock-up restriction	42,448
Exercise price	€ 17.2
End of vesting period	2018-02-04
E. Meurice [Member] | Board of Management Stock Option Plan Seven [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Conditionally outstanding shares, Beginning balance	0
Exercised	0
Vested During 2010	84,895
Free Tradable	0
With lock-up restriction	84,895
Exercise price	€ 12.39
End of vesting period	2019-02-02
P.T.F.M. Wennink [Member] | Board of Management Stock Option Plan One [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Conditionally outstanding shares, Beginning balance	31,500
Exercised	0
Vested During 2010	0
Free Tradable	31,500
With lock-up restriction	0
Exercise price	€ 58
End of vesting period	2012-01-20
P.T.F.M. Wennink [Member] | Board of Management Stock Option Plan Two [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Conditionally outstanding shares, Beginning balance	32,379
Exercised	12,379
Share Price on exercise date	€ 23.08
Vested During 2010	0
Free Tradable	20,000
With lock-up restriction	0
Exercise price	€ 11.53
End of vesting period	2015-01-19
P.T.F.M. Wennink [Member] | Board of Management Stock Option Plan Three [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Conditionally outstanding shares, Beginning balance	56,236
Exercised	0
Vested During 2010	0
Free Tradable	56,236
With lock-up restriction	0
Exercise price	€ 17.9
End of vesting period	2016-01-18
P.T.F.M. Wennink [Member] | Board of Management Stock Option Plan Four [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Conditionally outstanding shares, Beginning balance	58,964
Exercised	0
Vested During 2010	0
Free Tradable	58,964
With lock-up restriction	0
Exercise price	€ 20.39
End of vesting period	2017-01-17
P.T.F.M. Wennink [Member] | Board of Management Stock Option Plan Five [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Conditionally outstanding shares, Beginning balance	26,277
Exercised	0
Vested During 2010	0
Free Tradable	0
With lock-up restriction	26,277
Exercise price	€ 17.2
End of vesting period	2018-02-04
P.T.F.M. Wennink [Member] | Board of Management Stock Option Plan Six [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Conditionally outstanding shares, Beginning balance	0
Exercised	0
Vested During 2010	52,554
Free Tradable	0
With lock-up restriction	52,554
Exercise price	€ 12.39
End of vesting period	2019-02-02
M.A. van den Brink [Member] | Board of Management Stock Option Plan One [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Conditionally outstanding shares, Beginning balance	31,500
Exercised	0
Vested During 2010	0
Free Tradable	31,500
With lock-up restriction	0
Exercise price	€ 58
End of vesting period	2012-01-20
M.A. van den Brink [Member] | Board of Management Stock Option Plan Two [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Conditionally outstanding shares, Beginning balance	59,098
Exercised	19,098
Share Price on exercise date	€ 23.08
Vested During 2010	0
Free Tradable	40,000
With lock-up restriction	0
Exercise price	€ 17.9
End of vesting period	2016-01-18
M.A. van den Brink [Member] | Board of Management Stock Option Plan Three [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Conditionally outstanding shares, Beginning balance	61,644
Exercised	0
Vested During 2010	0
Free Tradable	61,644
With lock-up restriction	0
Exercise price	€ 20.39
End of vesting period	2017-01-17
M.A. van den Brink [Member] | Board of Management Stock Option Plan Four [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Conditionally outstanding shares, Beginning balance	27,894
Exercised	0
Vested During 2010	0
Free Tradable	0
With lock-up restriction	27,894
Exercise price	€ 17.2
End of vesting period	2018-02-04
M.A. van den Brink [Member] | Board of Management Stock Option Plan Five [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Conditionally outstanding shares, Beginning balance	0
Exercised	0
Vested During 2010	55,788
Free Tradable	0
With lock-up restriction	55,788
Exercise price	€ 12.39
End of vesting period	2019-02-02
F.J. van Hout [Member] | Board of Management Stock Option Plan One [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Conditionally outstanding shares, Beginning balance	4,100
Exercised	4,100
Share Price on exercise date	€ 23.08
Vested During 2010	0
Free Tradable	0
With lock-up restriction	0
Exercise price	€ 7.88
End of vesting period	2013-01-20
F.J. van Hout [Member] | Board of Management Stock Option Plan Two [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Conditionally outstanding shares, Beginning balance	15,000
Exercised	0
Vested During 2010	0
Free Tradable	15,000
With lock-up restriction	0
Exercise price	€ 10.11
End of vesting period	2013-07-18
F.J. van Hout [Member] | Board of Management Stock Option Plan Three [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Conditionally outstanding shares, Beginning balance	1,365
Exercised	1,365
Share Price on exercise date	€ 23.08
Vested During 2010	0
Free Tradable	0
With lock-up restriction	0
Exercise price	€ 10.11
End of vesting period	2013-07-18
F.J. van Hout [Member] | Board of Management Stock Option Plan Four [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Conditionally outstanding shares, Beginning balance	10,000
Exercised	0
Vested During 2010	0
Free Tradable	10,000
With lock-up restriction	0
Exercise price	€ 17.34
End of vesting period	2014-01-19
F.J. van Hout [Member] | Board of Management Stock Option Plan Five [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Conditionally outstanding shares, Beginning balance	20,000
Exercised	0
Vested During 2010	0
Free Tradable	20,000
With lock-up restriction	0
Exercise price	€ 12.02
End of vesting period	2014-07-16
F.J. van Hout [Member] | Board of Management Stock Option Plan Six [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Conditionally outstanding shares, Beginning balance	9,000
Exercised	0
Vested During 2010	0
Free Tradable	9,000
With lock-up restriction	0
Exercise price	€ 11.56
End of vesting period	2015-04-15
F.J. van Hout [Member] | Board of Management Stock Option Plan Seven [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Conditionally outstanding shares, Beginning balance	14,000
Exercised	0
Vested During 2010	0
Free Tradable	14,000
With lock-up restriction	0
Exercise price	€ 17.9
End of vesting period	2016-10-20
F.J. van Hout [Member] | Board of Management Stock Option Plan Eight [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Conditionally outstanding shares, Beginning balance	1,388
Exercised	0
Vested During 2010	0
Free Tradable	1,388
With lock-up restriction	0
Exercise price	€ 24.26
End of vesting period	2017-10-19
F.J. van Hout [Member] | Board of Management Stock Option Plan Nine [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Conditionally outstanding shares, Beginning balance	3,987
Exercised	0
Vested During 2010	0
Free Tradable	3,987
With lock-up restriction	0
Exercise price	€ 11.43
End of vesting period	2018-10-17
F.J. van Hout [Member] | Board of Management Stock Option Plan Ten [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Conditionally outstanding shares, Beginning balance	0
Exercised	0
Vested During 2010	46,201
Free Tradable	0
With lock-up restriction	46,201
Exercise price	€ 12.39
End of vesting period	2019-02-02

Board of Management and Supervisory Board Remuneration (Details 3) (EUR €)	12 Months Ended
Dec. 31, 2010
E. Meurice [Member] | Performance Shares One [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb 1, 2010
Status	Conditional
Full control	No
Number of shares at grant date	88,732
Fair value at grant date	€ 22.93	[1]
Vesting date	Feb 1, 2013
E. Meurice [Member] | Performance Shares Two [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb 2, 2009
Status	Conditional
Full control	No
Number of shares at grant date	57,002
Fair value at grant date	€ 13.05	[1]
Vesting date	Feb 2, 2012
E. Meurice [Member] | Performance Shares Three [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb 4, 2008
Status	Conditional
Full control	No
Number of shares at grant date	57,002
Fair value at grant date	€ 18.18	[1]
Vesting date	Feb 4, 2011
E. Meurice [Member] | Performance Shares Four [Member]
Performance shares granted to members of the Board of Management
Grant Date	Jan 17, 2007
Status	Unconditional
Full control	No
Number of shares at grant date	66,338
Fair value at grant date	€ 20.39	[1]
Vesting date	Jan 17, 2010
Number of shares at vesting date	51,807
E. Meurice [Member] | Performance Shares Five [Member]
Performance shares granted to members of the Board of Management
Grant Date	Jan 18, 2006
Status	Unconditional
Full control	No
Number of shares at grant date	72,136
Fair value at grant date	€ 17.9	[1]
Vesting date	Jan 18, 2009
Number of shares at vesting date	72,136
E. Meurice [Member] | Performance Shares Six [Member]
Performance shares granted to members of the Board of Management
Grant Date	Jan 19, 2005
Status	Unconditional
Full control	Yes
Number of shares at grant date	36,972
Fair value at grant date	€ 11.53	[1]
Vesting date	Jan 19, 2008
Number of shares at vesting date	36,972
P.T.F.M. Wennink [Member] | Performance Shares One [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb 1, 2010
Status	Conditional
Full control	No
Number of shares at grant date	54,974
Fair value at grant date	€ 22.93	[1]
Vesting date	Feb 1, 2013
P.T.F.M. Wennink [Member] | Performance Shares Two [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb 2, 2009
Status	Conditional
Full control	No
Number of shares at grant date	35,287
Fair value at grant date	€ 13.05	[1]
Vesting date	Feb 2, 2012
P.T.F.M. Wennink [Member] | Performance Shares Three [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb 4, 2008
Status	Conditional
Full control	No
Number of shares at grant date	35,287
Fair value at grant date	€ 18.18	[1]
Vesting date	Feb 4, 2011
P.T.F.M. Wennink [Member] | Performance Shares Four [Member]
Performance shares granted to members of the Board of Management
Grant Date	Jan 17, 2007
Status	Unconditional
Full control	No
Number of shares at grant date	41,111
Fair value at grant date	€ 20.39	[1]
Vesting date	Jan 17, 2010
Number of shares at vesting date	32,106
P.T.F.M. Wennink [Member] | Performance Shares Five [Member]
Performance shares granted to members of the Board of Management
Grant Date	Jan 18, 2006
Status	Unconditional
Full control	No
Number of shares at grant date	45,905
Fair value at grant date	€ 17.9	[1]
Vesting date	Jan 18, 2009
Number of shares at vesting date	45,905
P.T.F.M. Wennink [Member] | Performance Shares Six [Member]
Performance shares granted to members of the Board of Management
Grant Date	Jan 19, 2005
Status	Unconditional
Full control	Yes
Number of shares at grant date	20,721
Fair value at grant date	€ 11.53	[1]
Vesting date	Jan 19, 2008
Number of shares at vesting date	20,721
M.A. van den Brink [Member] | Performance Shares One [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb 1, 2010
Status	Conditional
Full control	No
Number of shares at grant date	58,256
Fair value at grant date	€ 22.93	[1]
Vesting date	Feb 1, 2013
M.A. van den Brink [Member] | Performance Shares Two [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb 2, 2009
Status	Conditional
Full control	No
Number of shares at grant date	37,458
Fair value at grant date	€ 13.05	[1]
Vesting date	Feb 2, 2012
M.A. van den Brink [Member] | Performance Shares Three [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb 4, 2008
Status	Conditional
Full control	No
Number of shares at grant date	37,458
Fair value at grant date	€ 18.18	[1]
Vesting date	Feb 4, 2011
M.A. van den Brink [Member] | Performance Shares Four [Member]
Performance shares granted to members of the Board of Management
Grant Date	Jan 17, 2007
Status	Unconditional
Full control	No
Number of shares at grant date	42,980
Fair value at grant date	€ 20.39	[1]
Vesting date	Jan 17, 2010
Number of shares at vesting date	33,565
M.A. van den Brink [Member] | Performance Shares Five [Member]
Performance shares granted to members of the Board of Management
Grant Date	Jan 18, 2006
Status	Unconditional
Full control	No
Number of shares at grant date	48,241
Fair value at grant date	€ 17.9	[1]
Vesting date	Jan 18, 2009
Number of shares at vesting date	48,241
M.A. van den Brink [Member] | Performance Shares Six [Member]
Performance shares granted to members of the Board of Management
Grant Date	Jan 19, 2005
Status	Unconditional
Full control	Yes
Number of shares at grant date	25,902
Fair value at grant date	€ 11.53	[1]
Vesting date	Jan 19, 2008
Number of shares at vesting date	25,902
F.J. van Hout [Member] | Performance Shares One [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb 1, 2010	[2]
Status	Conditional	[2]
Full control	No	[2]
Number of shares at grant date	48,293	[2]
Fair value at grant date	€ 22.93	[1],[2]
Vesting date	Feb 1, 2013	[2]
F.J. van Hout [Member] | Performance Shares Two [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb 2, 2009	[2]
Status	Conditional	[2]
Full control	No	[2]
Number of shares at grant date	31,021	[2]
Fair value at grant date	€ 13.05	[1],[2]
Vesting date	Feb 2, 2012	[2]
F.J. van Hout [Member] | Performance Shares Three [Member]
Performance shares granted to members of the Board of Management
Grant Date	Jul 18, 2008	[2]
Status	Conditional	[2]
Full control	No	[2]
Number of shares at grant date	4,000	[2]
Fair value at grant date	€ 17.2	[1],[2]
Vesting date	Jul 18, 2011	[2]
F.J. van Hout [Member] | Performance Shares Four [Member]
Performance shares granted to members of the Board of Management
Grant Date	Oct 19, 2007	[2]
Status	Unconditional	[2]
Full control	Yes	[2]
Number of shares at grant date	3,334	[2]
Fair value at grant date	€ 20.39	[1],[2]
Vesting date	Oct 19, 2010	[2]
Number of shares at vesting date	1,667	[2]
F. Schneider-Maunoury [Member] | Performance Shares One [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb 1, 2010
Status	Conditional
Full control	No
Number of shares at grant date	46,886
Fair value at grant date	€ 22.93	[1]
Vesting date	Feb 1, 2013

[1]	The fair value of the shares as of the grant date.
[2]	The shares granted to Mr. Van Hout on and before October 17, 2008, relate to his pre-Board of Management period at ASML. No lock-up period is applicable for the shares granted to Mr. Van Hout in his pre-Board of Management period.

Board of Management and Supervisory Board Remuneration (Details 4) (EUR €)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Supervisory Board remuneration
Supervisory Board remuneration	€ 522,500		€ 522,500
Arthur P. M. van der Poel [Member]
Supervisory Board remuneration
Supervisory Board remuneration	80,000		80,000
Arthur P. M. van der Poel [Member] | Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	55,000		55,000
Arthur P. M. van der Poel [Member] | Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	10,000		10,000
Arthur P. M. van der Poel [Member] | Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
Arthur P. M. van der Poel [Member] | Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	7,500		7,500
Arthur P. M. van der Poel [Member] | Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	7,500		7,500
Arthur P. M. van der Poel [Member] | Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0	[1]	0	[1]
Jos W.B. Westerburgen [Member]
Supervisory Board remuneration
Supervisory Board remuneration	60,000		60,000
Jos W.B. Westerburgen [Member] | Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	40,000		40,000
Jos W.B. Westerburgen [Member] | Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
Jos W.B. Westerburgen [Member] | Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	10,000		10,000
Jos W.B. Westerburgen [Member] | Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	10,000		10,000
Jos W.B. Westerburgen [Member] | Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
Jos W.B. Westerburgen [Member] | Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0	[1]	0	[1]
OB Bilous [Member]
Supervisory Board remuneration
Supervisory Board remuneration	95,000		95,000
OB Bilous [Member] | Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	70,000		70,000
OB Bilous [Member] | Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
OB Bilous [Member] | Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
OB Bilous [Member] | Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	7,500		7,500
OB Bilous [Member] | Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	7,500		7,500
OB Bilous [Member] | Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration	10,000	[1]	10,000	[1]
Frits W.Frohlich [Member]
Supervisory Board remuneration
Supervisory Board remuneration	55,000		55,000
Frits W.Frohlich [Member] | Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	40,000		40,000
Frits W.Frohlich [Member] | Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	15,000		15,000
Frits W.Frohlich [Member] | Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
Frits W.Frohlich [Member] | Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
Frits W.Frohlich [Member] | Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
Frits W.Frohlich [Member] | Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0	[1]	0	[1]
Hendrika (Ieke) C.J. van den Burg [Member]
Supervisory Board remuneration
Supervisory Board remuneration	47,500		47,500
Hendrika (Ieke) C.J. van den Burg [Member] | Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	40,000		40,000
Hendrika (Ieke) C.J. van den Burg [Member] | Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
Hendrika (Ieke) C.J. van den Burg [Member] | Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	7,500		7,500
Hendrika (Ieke) C.J. van den Burg [Member] | Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
Hendrika (Ieke) C.J. van den Burg [Member] | Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
Hendrika (Ieke) C.J. van den Burg [Member] | Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0	[1]	0	[1]
William T. Siegle [Member]
Supervisory Board remuneration
Supervisory Board remuneration	80,000		79,375
William T. Siegle [Member] | Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	70,000		69,375
William T. Siegle [Member] | Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
William T. Siegle [Member] | Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
William T. Siegle [Member] | Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
William T. Siegle [Member] | Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	10,000		10,000
William T. Siegle [Member] | Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0	[1]	0	[1]
Pauline F. M. van der Meer Mohr [Member]
Supervisory Board remuneration
Supervisory Board remuneration	47,500		47,500	[2],[3]
Pauline F. M. van der Meer Mohr [Member] | Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	40,000		40,000	[2],[3]
Pauline F. M. van der Meer Mohr [Member] | Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0	[2],[3]
Pauline F. M. van der Meer Mohr [Member] | Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	7,500		7,500	[2],[3]
Pauline F. M. van der Meer Mohr [Member] | Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0	[2],[3]
Pauline F. M. van der Meer Mohr [Member] | Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0	[2],[3]
Pauline F. M. van der Meer Mohr [Member] | Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0	[1]	0	[1],[2],[3]
Wolfgang H. Ziebart [Member]
Supervisory Board remuneration
Supervisory Board remuneration	57,500		43,125	[2]
Wolfgang H. Ziebart [Member] | Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	40,000		25,625	[2]
Wolfgang H. Ziebart [Member] | Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	10,000		10,000	[2]
Wolfgang H. Ziebart [Member] | Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0	[2]
Wolfgang H. Ziebart [Member] | Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0	[2]
Wolfgang H. Ziebart [Member] | Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	7,500		7,500	[2]
Wolfgang H. Ziebart [Member] | Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0	[1]	0	[1],[2]
J.A. Dekker [Member]
Supervisory Board remuneration
Supervisory Board remuneration			15,000	[4]
J.A. Dekker [Member] | Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration			0	[4]
J.A. Dekker [Member] | Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration			0	[4]
J.A. Dekker [Member] | Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration			7,500	[4]
J.A. Dekker [Member] | Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration			0	[4]
J.A. Dekker [Member] | Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration			7,500	[4]
J.A. Dekker [Member] | Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration			0	[1],[4]
Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	395,000		380,000
Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	35,000		35,000
Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	25,000		32,500
Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	25,000		25,000
Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	32,500		40,000
Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration	€ 10,000	[1]	€ 10,000	[1]

[1]	To compensate for certain obligation ASML has to towards the U.S. government as a result of the merger with SVG in 2001, one U.S. member receives an additional EUR 10,000 to fulfill these obligations.
[2]	Membership started March 26, 2009
[3]	The amount paid to Ms. P. van der Meer Mohr in 2009 consists of an amount paid to Ms. P. van der Meer Mohr as observer to the Supervisory Board prior to her appointment, and an amount for her membership of the Supervisory Board and Remuneration Committee.
[4]	Membership ended March 26, 2009

Board of Management and Supervisory Board Remuneration (Details Textuals) (EUR €)	12 Months Ended
Dec. 31, 2010
Board of Management and Supervisory Board Remuneration (Textuals) [Abstract]
Net cost allowance paid to member's of Supervisory Board, except Chairman of the Supervisory Board	€ 1,800
Net cost allowance paid to Chairman of the Supervisory Board	€ 2,400
Other Members of Board of Directors [Member] | Short Term Incentive Plan [Member]
Board of Management and Supervisory Board Remuneration (Textuals) [Abstract]
On target level performance related to short term incentive as percentage of base salary	60.00%
Performance Share Award [Member] | Long Term Incentive Plan [Member]
Board of Management and Supervisory Board Remuneration (Textuals) [Abstract]
Maximum value of performance shares award to Board of Management as a percentage of base salary	146.25%
Chief Executive Officer [Member] | Short Term Incentive Plan [Member]
Board of Management and Supervisory Board Remuneration (Textuals) [Abstract]
On target level performance related to short term incentive as percentage of base salary	75.00%
Short Term Incentive Plan [Member]
Board of Management and Supervisory Board Remuneration (Textuals) [Abstract]
Payout level based on performance evaluation	99.70%
Number of performance criteria for short term incentive plan	6
Weighting of the five quantitative criteria	80.00%
Weighting of sixth performance criteria based on qualitative objectives	20.00%
Long Term Incentive Plan [Member]
Board of Management and Supervisory Board Remuneration (Textuals) [Abstract]
Percentage target ROAIC position compare to peer group, weighted	80.00%
Qualitative target to keep performing high standards, weighted	20.00%
On target level of performance related long term incentive as percentage of the base salary	80.00%

Selected operating expenses and additional information (Details) In Thousands, unless otherwise specified	12 Months Ended																							12 Months Ended
	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)	Dec. 31, 2008 EUR ( €)	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 R&D [Member]	Dec. 31, 2009 R&D [Member]	Dec. 31, 2008 R&D [Member]	Dec. 31, 2010 SG&A [Member]	Dec. 31, 2009 SG&A [Member]	Dec. 31, 2008 SG&A [Member]	Dec. 31, 2010 Manufacturing & Logistics [Member]	Dec. 31, 2009 Manufacturing & Logistics [Member]	Dec. 31, 2008 Manufacturing & Logistics [Member]	Dec. 31, 2010 Industrial engineering [Member]	Dec. 31, 2009 Industrial engineering [Member]	Dec. 31, 2008 Industrial engineering [Member]	Dec. 31, 2010 Customer support [Member]	Dec. 31, 2009 Customer support [Member]	Dec. 31, 2008 Customer support [Member]	Dec. 31, 2010 Quality And Process Improvement Sector Member	Dec. 31, 2009 Quality And Process Improvement Sector Member	Dec. 31, 2008 Quality And Process Improvement Sector Member	Dec. 31, 2010 Netherlands [Member]	Dec. 31, 2009 Netherlands [Member]	Dec. 31, 2008 Netherlands [Member]	Dec. 31, 2010 Sourcing [Member]	Dec. 31, 2009 Sourcing [Member]	Dec. 31, 2008 Sourcing [Member]
Personnel expenses for all payroll employees
Wages and salaries	€ 551,683	€ 436,888	€ 477,374
Social security expenses	42,468	38,533	37,877
Pension and retirement expenses	40,593	39,825	39,045
Share-based payments	12,109	13,394	13,535
Total	€ 646,853	€ 528,640	€ 567,831
Total number of payroll personnel employed in FTEs per sector
Total employees (in FTEs)			8,259	9,245	7,685	3,225	2,813	3,010	727	679	667	2,475	1,639	1,731	398	277	0	2,236	1,910	2,389	59	0	0				125	367	462
Less: Temporary employees (in FTEs)			1,329	2,061	1,137
Payroll employees (in FTEs)			6,930	7,184	6,548
Selected operating expenses and additional information (Textuals) [Abstract]
Average number of payroll employees employed (in FTEs)	6,785	6,624	6,840																					3,805	3,601	3,510

Research and development costs (Details) (EUR €) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Research and development costs (Textuals) [Abstract]
Research and Development credits as included in Research and Development costs	€ 29.5	€ 28.1	€ 22.2

Interest income and expense (Details) (EUR €)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Interest income and expense (Textuals) [Abstract]
Interest income	€ 15,125,000	€ 42,766,000	€ 72,497,000
Interest income on cash pools	3,600,000	27,900,000	12,900,000
Interest expense on cash pools	€ 3,600,000	€ 27,900,000	€ 12,900,000

Capital Stock (Details) (EUR €)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Mar. 24, 2010
Capital Stock (Textuals) [Abstract]
Maximum Shares Authorized for issuance as percentage of Issued Share capital			5.00%
Additional maximum Shares Authorized for issuance on business acquisitions and mergers percentage of Issued Share capital			5.00%
Maximum shares to be held by the company in proportion to share capital	50.00%
Maximum shares held by the company as per the article of association	10.00%
Repurchase program agreement	Up to a maximum of three times 10.0 percent of the Company’s issued share capital as of the date of authorization
Maximum ordinary shares authorized for issuance	10.00%
Maximum Market price for repurchase of ordinary shares as a percentage based on market price	110.00%
Cumulative Preference Shares, nominal value	€ 0.02	€ 0.02
Period in which the company to repurchase or cancel cumulative preference shares	20
Period for granting authority to Board of management to issue shares and options	18
Dividend declared per ordinary shares of EUR	€ 0.4	€ 0.2
Ordinary Shares, nominal value	€ 0.09	€ 0.09

Purchases of Equity Securities by the Issuer and Affiliated Purchasers (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended		0 Months Ended						2 Months Ended	0 Months Ended
	Dec. 31, 2010	Dec. 31, 2010	Feb. 23, 2007 2006-2007 Share Program [Member] EUR ( €)	Oct. 12, 2006 2006-2007 Share Program [Member] EUR ( €)	Jul. 13, 2006 2006-2007 Share Program [Member] EUR ( €)	Jun. 30, 2006 2006-2007 Share Program [Member]	May 26, 2006 2006-2007 Share Program [Member]	Dec. 31, 2010 2006-2007 Share Program [Member]	Oct. 31, 2007 Capital Repayment Program 2007 [Member] EUR ( €)	Jan. 22, 2008 2007-2008 Share Program [Member] EUR ( €)	Nov. 26, 2007 2007-2008 Share Program [Member]
Summary of shares repurchased by the Company between 2006 and 2010
Number of shares purchased			8,000,000	14,934,843	5,520,298	13,517,078	6,412,920		55,093,409	5,000,000	9,000,000
Average price paid per share (EUR)			€ 19.53	€ 18.55	€ 15.62	15.81	15.59		€ 18.36	€ 17.52	22.62
Total number of shares purchased as a part of publicly announced plans or programs			8,000,000	14,934,843	25,450,296				55,093,409	14,000,000
Maximum number of shares that may yet be purchased under the programs			0	0	0	5,520,298	19,037,376		0	0	5,000,000
Total value of Shares Purchased as Part of Publicly Announced Plans or Programs (in EUR million)			€ 156	€ 277	€ 400				€ 1,012	€ 292
Purchases of Equity Securities by the Issuer and Affiliated Purchasers (Textuals)
Maximum shares authorized for repurchase as a percentage of total issued capital								10.00%
Repurchase program agreement, maximum percentage authorized to buy back	Up to a maximum of three times 10.0 percent of the Company’s issued share capital as of the date of authorization
Date of authorization for Repurchase as a percentage of total issued capital		Mar 24, 2010